UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                              CERTIFIED SHAREHOLDER
              REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09121
                             JNL VARIABLE FUND LLC
               (Exact name of registrant as specified in charter)

                       1 Corporate Way, Lansing, MI 48951
              (Address of principal executive offices) (Zip code)

                            Steven J. Fredricks, Esq.
                     Jackson National Asset Management, LLC
                                1 Corporate Way
                               Lansing, MI 48951
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 517 381-5500

Date of fiscal year end: December 31

Date of reporting period: January 1, 2006 - June 30, 2006

Item 1. Report to Shareholders.

JNL VARIABLE FUNDS (UNAUDITED)
SCHEDULE OF INVESTMENTS (IN THOUSANDS)
June 30, 2006




JNL/Mellon Capital Management 25 Fund                        Shares                           Value
COMMON STOCKS - 99.8%
BASIC MATERIALS - 7.2%
Forest Products & Paper - 7.2%
     International Paper Co. (c)                              730                            $23,579
     Weyerhaeuser Co.                                         370                            23,027
                                                                                             46,606
COMMUNICATIONS - 3.8%
Telecommunications - 3.8%
     Alltel Corp.                                             389                            24,824

CONSUMER, CYCLICAL - 33.2%
Automobiles - 4.6%
     Autoliv Inc.                                             540                            30,566

Beverages - 4.0%
     Anheuser-Busch Cos. Inc.                                 569                            25,956

Distribution & Wholesale - 3.6%
     Genuine Parts Co.                                        557                            23,212

Entertainment - 5.8%
     Warner Music Group Corp.                                 1,273                          37,529

Media - 7.2%
     Dow Jones & Co. Inc. (c)                                 691                            24,203
     New York Times Co. - Class A (c)                         928                            22,763
                                                                                             46,966
Office & Business Equipment - 3.7%
     Pitney Bowes Inc.                                        581                            23,991

Retail - 4.3%
     Limited Brands Inc.                                      1,098                          28,094

CONSUMER, NON-CYCLICAL - 23.4%
Commercial Services - 3.6%
     Cendant Corp.                                            1,423                          23,175

Food - 12.0%
     General Mills Inc. (c)                                   496                            25,622
     JM Smucker Co.                                           558                            24,923
     Kellogg Co.                                              567                            27,476
                                                                                             78,021
Household Products - 7.8%
     Avery Dennison Corp. (c)                                 443                            25,706
     Kimberly-Clark Corp.                                     410                            25,319
                                                                                             51,025
HEALTH CARE - 7.8%
Pharmaceuticals - 7.8%
     Abbott Laboratories                                      620                            27,043
     Eli Lilly & Co.                                          434                            23,970
                                                                                             51,013
INDUSTRIALS - 20.4%
Building Materials - 3.7%
     Masco Corp. (c)                                          813                            24,091

Environmental Control - 4.5%
     Waste Management Inc.                                    808                            29,003

Hand & Machine Tools - 4.0%
     Snap-On Inc.                                             651                            26,325

Manufacturing - 4.1%
     Leggett & Platt Inc.                                     1,068                          26,690

Packaging & Containers - 4.1%
     Bemis Co.                                                878                            26,870

UTILITIES - 4.0%
Electric - 4.0%
     Hubbell Inc. - Class B                                   542                            25,848

     Total Common Stocks (cost $631,701)                                                     649,807

SHORT TERM INVESTMENTS - 6.1%
Money Market Funds - 0.3%
     JNL Money Market Fund, 5.03% (a) (d)                     2,147                          2,147

Securities Lending Collateral - 5.8%
     Mellon GSL Delaware Business Trust Collateral Fund (d)   37,628                         37,628

     Total Short Term Investments (cost $39,775)                                             39,775

Total Investments - 105.9% (cost $671,476)                                                   689,582
Other Assets and Liabilities, Net -  (5.9%)                                                  (38,604)
Total Net Assets - 100%                                                                      $650,978

JNL/Mellon Capital Management Communications Sector Fund
COMMON STOCKS - 99.1%
COMMUNICATIONS - 94.3%
Telecommunications - 85.6%
     Alltel Corp.                                             23                             $1,466
     AT&T Inc.                                                183                            5,116
     BellSouth Corp.                                          67                             2,432
     CenturyTel Inc. (c)                                      39                             1,435
     Cincinnati Bell Inc. (b)                                 99                             407
     Citizens Communications Co. (c)                          114                            1,485
     Embarq Corp. (b)                                         33                             1,368
     IDT Corp. - Class B (b) (c)                              40                             549
     Level 3 Communications Inc. (b) (c)                      119                            527
     NTL Inc.                                                 43                             1,064
     Qwest Communications International Inc. (b) (c)          175                            1,417
     Sprint Nextel Corp.                                      121                            2,425
     Telephone & Data Systems Inc.                            36                             1,424
     Verizon Communications Inc.                              137                            4,595
                                                                                             25,710
Wireless Telecommunications - 8.7%
     Dobson Communications Corp. (b)                          28                             216
     Leap Wireless International Inc. (b)                     23                             1,080
     NII Holdings Inc. - Class B (b) (c)                      23                             1,316
                                                                                             2,612
FINANCIALS - 4.8%
Diversified Financial Services - 4.8%
     Leucadia National Corp. (c)                              49                             1,441

     Total Common Stocks (cost $29,380)                                                      29,763

SHORT TERM INVESTMENTS - 14.5%
Money Market Funds - 0.2%
     JNL Money Market Fund, 5.03% (a) (d)                     79                             79

Securities Lending Collateral - 14.3%
     Mellon GSL Delaware Business Trust Collateral Fund (d)   4,286                          4,286

     Total Short Term Investments (cost $4,365)                                              4,365

Total Investments - 113.6% (cost $33,745)                                                    34,128
Other Assets and Liabilities, Net -  (13.6%)                                                 (4,094)
Total Net Assets - 100%                                                                      $30,034

JNL/Mellon Capital Management Consumer Brands Sector Fund
COMMON STOCKS - 99.9%
COMMUNICATIONS - 6.7%
Advertising - 1.9%
     Advo Inc.                                                -                              $9
     Catalina Marketing Corp.                                 -                              14
     Getty Images Inc. (b)                                    1                              34
     Harte-Hanks Inc.                                         1                              15
     Interpublic Group of Cos. Inc. (b) (c)                   5                              39
     Lamar Advertising Co. (b) (c)                            1                              51
     Omnicom Group Inc.                                       2                              166
     RH Donnelley Corp.                                       1                              29
     Valuevision Media Inc. (b)                               -                              3
                                                                                             360
E - Commerce - 3.1%
     Amazon.com Inc. (b) (c)                                  3                              127
     eBay Inc. (b)                                            12                             337
     Expedia Inc. (b) (c)                                     3                              42
     InterActiveCorp (b) (c)                                  3                              70
     Priceline.com Inc. (b)                                   -                              8
                                                                                             584
Internet - 1.7%
     aQuantive Inc. (b)                                       1                              19
     CNET Networks Inc. (b)                                   2                              12
     Digitas Inc. (b)                                         1                              11
     Liberty Media Holding Corp. - Capital (b)                1                              121
     Liberty Media Holding Corp. - Interactive (b)            7                              126
     NetFlix Inc. (b) (c)                                     1                              15
     ValueClick Inc. (b)                                      1                              16
                                                                                             320
CONSUMER, CYCLICAL - 81.5%
 Airlines - 2.0%
     AirTran Holdings Inc. (b) (c)                            1                              13
     Alaska Air Group Inc. (b)                                -                              16
     AMR Corp. (b)                                            2                              54
     Continental Airlines Inc. - Class B (b)                  1                              28
     Jetblue Airways Corp. (b) (c)                            2                              21
     SkyWest Inc.                                             1                              16
     Southwest Airlines Co.                                   9                              143
     UAL Corp. (b)                                            1                              30
     US Airways Group Inc. (b)                                1                              30
                                                                                             351
Entertainment - 1.6%
     Bally Technologies Inc. (b)                              1                              6
     DreamWorks Animation SKG Inc. (b)                        -                              10
     GTECH Holdings Corp.                                     1                              47
     International Game Technology                            4                              139
     International Speedway Corp. - Class A                   -                              15
     Penn National Gaming Inc. (b)                            1                              30
     Pinnacle Entertainment Inc. (b)                          1                              16
     Scientific Games Corp. - Class A (b)                     1                              25
     Six Flags Inc. (b) (c)                                   1                              4
                                                                                             296
Leisure Time - 1.6%
     Carnival Corp.                                           5                              194
     Multimedia Games Inc. (b)                                -                              3
     Royal Caribbean Cruises Ltd.                             1                              55
     Sabre Holdings Corp.                                     1                              31
     WMS Industries Inc. (b)                                  -                              9
                                                                                             292
Lodging - 4.7%
     Aztar Corp. (b)                                          -                              20
     Boyd Gaming Corp.                                        -                              20
     Choice Hotels International Inc.                         -                              24
     Gaylord Entertainment Co. (b)                            -                              20
     Harrah's Entertainment Inc.                              2                              142
     Hilton Hotels Corp.                                      4                              111
     Las Vegas Sands Corp. (b)                                1                              90
     Marriott International Inc. - Class A                    4                              150
     MGM Mirage (b)                                           1                              54
     Starwood Hotels & Resorts Worldwide Inc.                 2                              141
     Station Casinos Inc.                                     -                              34
     Wynn Resorts Ltd. (b)                                    1                              60
                                                                                             866
Media - 24.8%
     Belo Corp.                                               1                              17
     Cablevision Systems Corp. - Class A                      2                              53
     CBS Corp.                                                7                              201
     Charter Communications Inc. - Class A (b) (c)            4                              5
     Clear Channel Communications Inc.                        5                              158
     Comcast Corp. - Class A (b)                              14                             449
     Comcast Corp. - Special Class A (b) (c)                  8                              268
     Cox Radio Inc. - Class A (b)                             -                              6
     Cumulus Media Inc. - Class A (b) (c)                     1                              6
     DirecTv Group Inc. (b)                                   9                              152
     Discovery Holding Co. (b)                                3                              42
     Dow Jones & Co. Inc.                                     1                              19
     EchoStar Communications Corp. (b)                        2                              68
     Emmis Communications Corp. - Class A (b) (c)             -                              5
     Entercom Communications Corp.                            -                              8
     EW Scripps Co.                                           1                              38
     Gannett Co. Inc.                                         3                              143
     Gemstar-TV Guide International Inc. (b)                  3                              9
     Hollinger International Inc.                             -                              4
     John Wiley & Sons Inc.                                   -                              15
     Lee Enterprises Inc.                                     -                              11
     Liberty Global Inc. (b)                                  2                              50
     Liberty Global Inc. - Class A (b)                        2                              53
     McClatchy Co. - Class A (c)                              1                              23
     McGraw-Hill Cos. Inc.                                    4                              196
     Media General Inc.                                       -                              9
     Meredith Corp.                                           -                              21
     New York Times Co. - Class A (c)                         2                              39
     News Corp. (c)                                           6                              114
     News Corp. - Class A                                     20                             387
     Radio One Inc. (b)                                       1                              6
     Reader's Digest Association Inc. - Class A               1                              15
     Scholastic Corp. (b)                                     -                              7
     Sinclair Broadcast Group Inc. - Class A                  1                              4
     Sirius Satellite Radio Inc. (b) (c)                      14                             65
     Time Warner Inc.                                         46                             790
     Tribune Co.                                              2                              56
     Univision Communications Inc. - Class A (b) (c)          3                              86
     Viacom Inc. (b)                                          7                              249
     Walt Disney Co.                                          22                             673
     Washington Post Co.                                      -                              51
     Westwood One Inc.                                        1                              6
     XM Satellite Radio Holdings Inc. - Class A (b)           3                              41
                                                                                             4,618
Retail - 46.8%
     99 Cents Only Stores (b) (c)                             -                              6
     Abercrombie & Fitch Co. - Class A                        1                              53
     Advance Auto Parts Inc.                                  1                              35
     Aeropostale Inc. (b)                                     1                              18
     American Eagle Outfitters Inc.                           1                              48
     AnnTaylor Stores Corp. (b)                               1                              34
     Applebee's International Inc.                            1                              16
     AutoNation Inc. (b)                                      2                              37
     AutoZone Inc. (b)                                        1                              54
     Barnes & Noble Inc.                                      1                              21
     Bed Bath & Beyond Inc. (b)                               3                              102
     Best Buy Co. Inc.                                        4                              237
     Big Lots Inc. (b)                                        1                              21
     BJ's Wholesale Club Inc. (b)                             1                              21
     Blockbuster Inc. - Class A (b)                           1                              5
     Bob Evans Farms Inc.                                     -                              12
     Borders Group Inc.                                       1                              14
     Brinker International Inc.                               1                              33
     CarMax Inc. (b)                                          1                              40
     Casey's General Stores Inc.                              1                              14
     Cato Corp. - Class A                                     -                              9
     CBRL Group Inc.                                          -                              11
     CEC Entertainment Inc. (b)                               -                              11
     Charming Shoppes Inc. (b)                                1                              15
     Cheesecake Factory Inc. (b)                              1                              22
     Chico's FAS Inc. (b)                                     2                              53
     Childrens Place Retail Stores Inc. (b)                   -                              15
     Christopher & Banks Corp.                                -                              11
     Circuit City Stores Inc.                                 2                              54
     Claire's Stores Inc.                                     1                              26
     Coldwater Creek Inc. (b)                                 1                              18
     Copart Inc. (b)                                          1                              17
     Cost Plus Inc. (b)                                       -                              3
     Costco Wholesale Corp.                                   5                              294
     CVS Corp.                                                9                              271
     Darden Restaurants Inc.                                  1                              59
     Dick's Sporting Goods Inc. (b) (c)                       -                              13
     Dillard's Inc. - Class A                                 1                              23
     Dollar General Corp.                                     3                              48
     Dollar Tree Stores Inc. (b)                              1                              31
     Dress Barn Inc. (b)                                      -                              12
     Family Dollar Stores Inc.                                2                              39
     Federated Department Stores Inc.                         6                              219
     Foot Locker Inc.                                         2                              41
     Fred's Inc.                                              -                              6
     GameStop Corp. - Class A (b)                             -                              18
     GameStop Corp. - Class B (b)                             -                              9
     Gap Inc.                                                 7                              116
     Genesco Inc. (b)                                         -                              8
     Guitar Center Inc. (b)                                   -                              12
     Home Depot Inc.                                          23                             806
     HOT Topic Inc. (b)                                       -                              5
     IHOP Corp.                                               -                              8
     Jack in the Box Inc. (b)                                 -                              16
     JC Penney Co. Inc.                                       2                              150
     Kohl's Corp. (b)                                         3                              197
     Krispy Kreme Doughnuts Inc. (b) (c)                      1                              5
     Lone Star Steakhouse & Saloon Inc.                       -                              5
     Longs Drug Stores Corp.                                  -                              15
     Lowe's Cos. Inc.                                         8                              512
     Limited Brands Inc.                                      4                              94
     McDonald's Corp.                                         14                             455
     Men's Wearhouse Inc.                                     1                              16
     Michaels Stores Inc.                                     1                              60
     Nordstrom Inc.                                           2                              91
     Office Depot Inc. (b)                                    3                              120
     OfficeMax Inc.                                           1                              31
     O'Reilly Automotive Inc. (b)                             1                              38
     OSI Restaurant Partners Inc.                             1                              26
     Pacific Sunwear of California Inc. (b)                   1                              14
     Panera Bread Co. - Class A (b)                           -                              22
     Pantry Inc. (b)                                          -                              15
     Papa John's International Inc. (b)                       -                              9
     Payless Shoesource Inc. (b)                              1                              20
     PEP Boys-Manny Moe & Jack                                1                              7
     Petco Animal Supplies Inc. (b)                           1                              12
     Petsmart Inc.                                            2                              40
     PF Chang's China Bistro Inc. (b)                         -                              11
     Pier 1 Imports Inc. (c)                                  1                              6
     RadioShack Corp.                                         1                              20
     Regis Corp.                                              -                              17
     Rite Aid Corp. (b) (c)                                   6                              24
     Ross Stores Inc.                                         2                              45
     Ruby Tuesday Inc.                                        1                              15
     Ryan's Restaurant Group Inc. (b)                         -                              5
     Saks Inc.                                                1                              21
     Sears Holdings Corp. (b) (c)                             1                              166
     Sonic Corp. (b)                                          1                              19
     Staples Inc.                                             8                              193
     Starbucks Corp. (b)                                      8                              316
     Stein Mart Inc.                                          -                              4
     Talbots Inc.                                             -                              4
     Target Corp.                                             9                              419
     Tiffany & Co.                                            2                              51
     TJX Cos. Inc.                                            5                              115
     Tractor Supply Co. (b)                                   -                              21
     Triarc Cos. Inc. - Class B                               -                              4
     Tuesday Morning Corp.                                    -                              4
     Urban Outfitters Inc. (b)                                1                              22
     Walgreen Co.                                             11                             495
     Wal-Mart Stores Inc.                                     28                             1,355
     Wendy's International Inc.                               1                              74
     Williams-Sonoma Inc.                                     1                              34
     Yum! Brands Inc.                                         3                              149
     Zale Corp. (b)                                           1                              13
                                                                                             8,716
CONSUMER, NON-CYCLICAL - 8.2%
Commercial Services - 4.4%
     Adesa Inc.                                               1                              21
     Apollo Group Inc. - Class A (b)                          2                              78
     Aramark Corp.                                            1                              41
     Arbitron Inc.                                            -                              13
     Career Education Corp. (b)                               1                              31
     Cendant Corp.                                            11                             177
     Chemed Corp.                                             -                              15
     Corinthian Colleges Inc. (b)                             1                              15
     DeVry Inc. (b)                                           1                              15
     H&R Block Inc.                                           3                              78
     ITT Educational Services Inc. (b)                        -                              31
     Laureate Education Inc. (b)                              1                              22
     Live Nation Inc. (b)                                     1                              13
     McKesson Corp.                                           3                              148
     Pre-Paid Legal Services Inc. (c)                         -                              6
     Rent-A-Center Inc. (b)                                   1                              20
     Service Corp. International                              3                              27
     ServiceMaster Co.                                        3                              33
     Sotheby's Holdings - Class A (b)                         1                              14
     Stewart Enterprises Inc. - Class A                       1                              6
     Strayer Education Inc.                                   -                              15
     Valassis Communications Inc. (b)                         -                              12
                                                                                             831
Food - 3.7%
     Kroger Co.                                               7                              161
     Performance Food Group Co. (b)                           -                              12
     Safeway Inc.                                             5                              126
     Supervalu Inc.                                           2                              67
     Sysco Corp.                                              7                              206
     United Natural Foods Inc. (b)                            -                              13
     Whole Foods Market Inc.                                  2                              98
     Wild Oats Markets Inc. (b) (c)                           -                              5
                                                                                             688
Household Products - 0.1%
     American Greetings Corp. (c)                             1                              12

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
     Factset Research Systems Inc.                            -                              18

HEALTH CARE - 2.7%
Pharmaceuticals - 2.7%
     AmerisourceBergen Corp.                                  2                              94
     Andrx Corp. (b)                                          1                              19
     Cardinal Health Inc.                                     5                              292
     Omnicare Inc.                                            1                              61
     VCA Antech Inc. (b)                                      1                              28
                                                                                             494
INDUSTRIALS - 0.1%
Manufacturing - 0.1%
     Matthews International Corp. - Class A                   -                              12

TECHNOLOGY - 0.6%
Data Processing - 0.5%
     Dun & Bradstreet Corp. (b)                               1                              52
     NAVTEQ Corp. (b)                                         1                              45
                                                                                             97
Software - 0.1%
     Avid Technology Inc. (b)                                 -                              15

     Total Common Stocks (cost $17,877)                                                      18,570

SHORT TERM INVESTMENTS - 5.9%
Money Market Funds - 0.6%
     JNL Money Market Fund, 5.03% (a) (d)                     109                            109

Securities Lending Collateral - 5.3%
     Mellon GSL Delaware Business Trust Collateral Fund (d)   980                            980

     Total Short Term Investments (cost $1,089)                                              1,089

Total Investments - 105.8% (cost $18,966)                                                    19,659
Other Assets and Liabilities, Net -  (5.8%)                                                  (1,047)
Total Net Assets - 100%                                                                      $18,612

JNL/Mellon Capital Management Dow(SM) 10 Fund
COMMON STOCKS - 99.6%
BASIC MATERIALS - 8.9%
Chemicals - 8.9%
     EI Du Pont de Nemours & Co.                              1,420                          $59,083

COMMUNICATIONS - 20.6%
Telecommunications - 20.6%
     AT&T Inc.                                                2,468                          68,830
     Verizon Communications Inc.                              2,007                          67,206
                                                                                             136,036
CONSUMER, CYCLICAL - 14.0%
Automobiles - 14.0%
     General Motors Corp. (c)                                 3,112                          92,700

CONSUMER, NON-CYCLICAL - 9.0%
Tobacco - 9.0%
     Altria Group Inc.                                        806                            59,205

FINANCIALS - 18.8%
Diversified Financial Services - 18.8%
     Citigroup Inc.                                           1,246                          60,099
     JPMorgan Chase & Co.                                     1,523                          63,976
                                                                                             124,076
HEALTH CARE - 19.7%
Pharmaceuticals - 19.7%
     Merck & Co. Inc.                                         1,900                          69,230
     Pfizer Inc.                                              2,592                          60,835
                                                                                             130,065
INDUSTRIALS - 8.6%
Manufacturing - 8.6%
     General Electric Corp.                                   1,719                          56,666

     Total Common Stocks (cost $642,140)                                                     657,831

SHORT TERM INVESTMENTS - 12.6%
Money Market Funds - 0.2%
     JNL Money Market Fund, 5.03% (a) (d)                     1,273                          1,273

Securities Lending Collateral - 12.4%
     Mellon GSL Delaware Business Trust Collateral Fund (d)   82,202                         82,202

     Total Short Term Investments (cost $83,475)                                             83,475

Total Investments - 112.2% (cost $725,615)                                                   741,306
Other Assets and Liabilities, Net -  (12.2%)                                                 (80,414)
Total Net Assets - 100%                                                                      $660,892

JNL/Mellon Capital Management Dow(SM) Dividend Fund
COMMON STOCKS - 98.9%
BASIC MATERIALS - 4.8%
Forest Products & Paper - 4.8%
     MeadWestvaco Corp.                                       164                            $4,576

COMMUNICATIONS - 4.9%
Telecommunications - 4.9%
     Alltel Corp.                                             73                             4,642

CONSUMER, CYCLICAL - 7.4%
Automobiles - 7.4%
     General Motors Corp. (c)                                 236                            7,045

ENERGY - 17.0%
Oil & Gas - 17.0%
     Chevron Corp.                                            81                             5,020
     Marathon Oil Corp.                                       75                             6,275
     NiSource Inc.                                            220                            4,808
                                                                                             16,103
FINANCIALS - 34.7%
Banks - 34.7%
     BB&T Corp. (c)                                           110                            4,556
     Colonial BancGroup Inc.                                  193                            4,950
     Comerica Inc.                                            81                             4,206
     Keycorp                                                  139                            4,975
     National City Corp.                                      137                            4,948
     Regions Financial Corp.                                  134                            4,451
     SunTrust Banks Inc.                                      63                             4,813
                                                                                             32,898
HEALTH CARE - 4.9%
Pharmaceuticals - 4.9%
     Pfizer Inc.                                              197                            4,622

UTILITIES - 25.2%
Electric - 25.2%
     Energy East Corp.                                        201                            4,819
     Entergy Corp.                                            67                             4,732
     FirstEnergy Corp.                                        94                             5,081
     Northeast Utilities                                      233                            4,819
     Pinnacle West Capital Corp.                              111                            4,417
                                                                                             23,868

     Total Common Stocks (cost $91,538)                                                      93,754

SHORT TERM INVESTMENTS - 13.5%
Money Market Funds - 2.4%
     JNL Money Market Fund, 5.03% (a) (d)                     2,321                          2,321

Securities Lending Collateral - 11.1%
     Mellon GSL Delaware Business Trust Collateral Fund (d)   10,562                         10,562

     Total Short Term Investments (cost $12,883)                                             12,883

Total Investments - 112.4% (cost $104,421)                                                   106,637
Other Assets and Liabilities, Net -  (12.4%)                                                 (11,786)
Total Net Assets - 100%                                                                      $94,851

JNL/Mellon Capital Management Financial Sector Fund
COMMON STOCKS - 99.8%
BASIC MATERIALS - 0.4%
Forest Products & Paper - 0.4%
     Plum Creek Timber Co. Inc.                               3                              $95
     Potlatch Corp.                                           -                              17
     Rayonier Inc. (c)                                        1                              42
                                                                                             154
COMMUNICATIONS - 0.0%
Internet - 0.0%
     Netbank Inc.                                             1                              5

CONSUMER, NON-CYCLICAL - 0.8%
Commercial Services - 0.8%
     Equifax Inc.                                             2                              70
     Moody's Corp.                                            4                              203
     SEI Investments Co.                                      1                              52
                                                                                             325
ENERGY - 0.0%
Alternative Energy - 0.0%
     Covanta Holding Corp. (b)                                1                              17

FINANCIALS - 98.5%
Banks - 28.1%
     Amcore Financial Inc.                                    -                              14
     AmSouth Bancorp.                                         5                              133
     Associated Bancorp.                                      2                              57
     BancorpSouth Inc.                                        1                              26
     Bank of America Corp.                                    42                             1,996
     Bank of Hawaii Corp.                                     1                              43
     Bank of New York Co. Inc. (c)                            12                             372
     BB&T Corp. (c)                                           8                              337
     Cathay General Bancorp.                                  1                              26
     Chittenden Corp.                                         1                              16
     Citizens Banking Corp. (c)                               1                              17
     City National Corp.                                      1                              42
     Colonial BancGroup Inc.                                  2                              56
     Comerica Inc.                                            2                              125
     Commerce Bancorp. Inc. (c)                               3                              94
     Commerce Bancshares Inc.                                 1                              48
     Compass Bancshares Inc.                                  2                              100
     Cullen/Frost Bankers Inc.                                1                              47
     East West Bancorp. Inc.                                  1                              33
     Fifth Third Bancorp. (c)                                 7                              258
     First Bancorp.                                           1                              13
     First Horizon National Corp. (c)                         2                              75
     First Midwest Bancorp. Inc.                              1                              23
     FirstMerit Corp.                                         1                              21
     FNB Corp. (c)                                            1                              14
     Fremont General Corp.                                    1                              17
     Fulton Financial Corp.                                   2                              39
     Greater Bay Bancorp.                                     1                              19
     Huntington Bancshares Inc.                               4                              84
     Investors Financial Services Corp.                       1                              43
     Keycorp                                                  6                              215
     M&T Bank Corp.                                           1                              138
     Marshall & Ilsley Corp.                                  3                              149
     Mellon Financial Corp.                                   6                              213
     Mercantile Bankshares Corp.                              2                              66
     National City Corp.                                      8                              304
     North Fork Bancorp. Inc.                                 7                              198
     Northern Trust Corp.                                     3                              156
     Old National Bancorp. (c)                                1                              18
     Pacific Capital Bancorp.                                 1                              24
     Park National Corp. (c)                                  -                              19
     PNC Financial Services Group Inc.                        4                              306
     Popular Inc.                                             4                              71
     Provident Bankshares Corp.                               1                              20
     Regions Financial Corp.                                  7                              227
     Republic Bancorp. Inc.                                   1                              17
     Sky Financial Group Inc.                                 2                              38
     South Financial Group Inc.                               1                              32
     State Street Corp.                                       5                              285
     Sterling Bancshares Inc.                                 1                              16
     SunTrust Banks Inc.                                      5                              406
     Susquehanna Bancshares Inc.                              1                              19
     SVB Financial Group (b)                                  1                              27
     Synovus Financial Corp.                                  4                              105
     TCF Financial Corp.                                      2                              54
     TD Banknorth Inc.                                        2                              50
     Texas Regional Bancshares Inc. - Class A                 1                              26
     Trustco Bank Corp.                                       1                              16
     Trustmark Corp.                                          1                              26
     UCBH Holdings Inc.                                       1                              25
     Umpqua Holdings Corp.                                    1                              16
     UnionBanCal Corp.                                        1                              51
     United Bankshares Inc.                                   1                              26
     US Bancorp.                                              26                             799
     Valley National Bancorp.                                 2                              44
     W Holding Co. Inc.                                       2                              16
     Wachovia Corp.                                           23                             1,265
     Webster Financial Corp.                                  1                              34
     Wells Fargo & Co.                                        24                             1,636
     Westamerica Bancorp.                                     -                              21
     Whitney Holding Corp.                                    1                              36
     Wilmington Trust Corp.                                   1                              39
     Wintrust Financial Corp.                                 -                              19
     Zions Bancorp.                                           2                              123
                                                                                             11,579
Diversified Financial Services - 33.5%
     Affiliated Managers Group Inc. (b) (c)                   -                              44
     AG Edwards Inc.                                          1                              64
     American Express Co.                                     16                             869
     AmeriCredit Corp. (b) (c)                                2                              55
     Ameriprise Financial Inc.                                3                              144
     Bear Stearns Cos. Inc.                                   2                              225
     BlackRock Inc.                                           -                              33
     Capital One Financial Corp.                              4                              378
     CapitalSource Inc.                                       2                              45
     Charles Schwab Corp.                                     16                             251
     Chicago Mercantile Exchange Holdings Inc.                -                              226
     CIT Group Inc.                                           3                              152
     Citigroup Inc.                                           41                             1,963
     CompuCredit Corp. (b) (c)                                1                              24
     Countrywide Financial Corp.                              9                              338
     Doral Financial Corp.                                    2                              11
     E*Trade Financial Corp. (b)                              6                              138
     Eaton Vance Corp.                                        2                              48
     Fannie Mae                                               14                             688
     Federated Investors Inc. - Class B                       1                              42
     First Marblehead Corp. (c)                               1                              31
     Franklin Resources Inc.                                  3                              220
     Freddie Mac                                              10                             578
     Friedman Billings Ramsey Group Inc. - Class A (c)        2                              24
     Goldman Sachs Group Inc.                                 6                              831
     IndyMac Bancorp. Inc.                                    1                              46
     Investment Technology Group Inc. (b)                     1                              35
     Janus Capital Group Inc.                                 3                              61
     Jefferies Group Inc.                                     1                              42
     JPMorgan Chase & Co.                                     48                             2,027
     Knight Capital Group Inc. (b)                            1                              22
     LaBranche & Co. Inc. (b) (c)                             1                              12
     Lazard Ltd. - Class A                                    -                              19
     Legg Mason Inc.                                          2                              182
     Lehman Brothers Holdings Inc.                            8                              525
     Merrill Lynch & Co. Inc.                                 14                             944
     Morgan Stanley                                           14                             915
     Nasdaq Stock Market Inc. (b)                             2                              48
     National Financial Partners Corp.                        1                              24
     Nuveen Investments Inc. - Class A                        1                              50
     NYSE Group Inc. (b) (c)                                  1                              44
     Piper Jaffray Cos. (b)                                   -                              17
     Raymond James Financial Inc.                             1                              45
     SLM Corp.                                                6                              323
     SWS Group Inc.                                           -                              8
     TD Ameritrade Holding Corp.                              5                              71
     TRowe Price Group Inc.                                   4                              142
     Waddell & Reed Financial Inc. - Class A                  1                              21
     Washington Mutual Inc.                                   14                             660
                                                                                             13,695
Insurance - 23.1%
     ACE Ltd.                                                 5                              238
     Aflac Inc.                                               7                              343
     Allstate Corp.                                           10                             521
     AMBAC Financial Group Inc.                               2                              124
     American Financial Group Inc.                            1                              29
     American International Group Inc.                        33                             1,949
     American National Insurance Co.                          -                              26
     AmerUs Group Co.                                         1                              36
     AON Corp.                                                4                              133
     Arch Capital Group Ltd. (b)                              1                              30
     Arthur J Gallagher & Co. (c)                             1                              32
     Assurant Inc.                                            2                              86
     Axis Capital Holdings Ltd.                               2                              55
     Brown & Brown Inc.                                       2                              52
     Chubb Corp.                                              6                              296
     Cincinnati Financial Corp.                               2                              110
     Commerce Group Inc.                                      1                              30
     Conseco Inc. (b)                                         2                              49
     Delphi Financial Group Inc.                              1                              21
     Endurance Specialty Holdings Ltd.                        1                              26
     Erie Indemnity Co. - Class A                             1                              43
     Everest Re Group Ltd.                                    1                              81
     Fidelity National Financial Inc.                         2                              95
     First American Corp.                                     1                              56
     Genworth Financial Inc. - Class A                        7                              234
     Hanover Insurance Group Inc.                             1                              37
     Hartford Financial Services Group Inc.                   4                              379
     HCC Insurance Holdings Inc.                              2                              52
     Hilb Rogal & Hobbs Co.                                   1                              22
     Horace Mann Educators Corp.                              1                              13
     IPC Holdings Ltd.                                        1                              21
     Lincoln National Corp.                                   4                              238
     Loews Corp.                                              7                              247
     Markel Corp. (b) (c)                                     -                              50
     Marsh & McLennan Cos. Inc.                               8                              209
     MBIA Inc.                                                2                              121
     Mercury General Corp.                                    -                              24
     Metlife Inc.                                             7                              349
     MGIC Investment Corp.                                    1                              94
     Montpelier Re Holdings Ltd. (c)                          1                              24
     Nationwide Financial Services Inc.                       1                              41
     Ohio Casualty Corp.                                      1                              32
     Old Republic International Corp.                         3                              69
     PartnerRe Ltd.                                           1                              52
     Philadelphia Consolidated Holding Co. (b)                1                              30
     Phoenix Cos. Inc.                                        2                              21
     Platinum Underwriters Holdings Ltd.                      1                              23
     PMI Group Inc.                                           1                              59
     Principal Financial Group Inc.                           4                              231
     ProAssurance Corp. (b)                                   -                              22
     Progressive Corp.                                        11                             281
     Protective Life Corp.                                    1                              44
     Prudential Financial Inc.                                7                              576
     Radian Group Inc.                                        1                              81
     Reinsurance Group of America Inc.                        1                              26
     RenaissanceRe Holdings Ltd.                              1                              50
     RLI Corp.                                                -                              11
     Safeco Corp.                                             2                              101
     Selective Insurance Group Inc.                           -                              19
     St Paul Travelers Cos. Inc.                              10                             452
     Stancorp Financial Group Inc.                            1                              40
     Torchmark Corp.                                          2                              96
     Transatlantic Holdings Inc.                              -                              24
     Unitrin Inc.                                             1                              28
     UnumProvident Corp. (c)                                  4                              78
     White Mountains Insurance Group Ltd.                     -                              57
     Willis Group Holdings Ltd.                               2                              58
     WR Berkley Corp.                                         3                              85
     XL Capital Ltd. - Class A                                3                              158
     Zenith National Insurance Corp.                          -                              16
                                                                                             9,436
Investment Companies - 0.1%
     KKR Financial Corp.                                      1                              21

Real Estate - 0.7%
     Brookfield Properties Co. (c)                            2                              57
     CB Richard Ellis Group Inc. - Class A (b)                3                              69
     Forest City Enterprises Inc. - Class A                   1                              40
     Jones Lang LaSalle Inc.                                  1                              46
     St Joe Co. (c)                                           1                              49
     Trammell Crow Co. (b)                                    -                              13
                                                                                             272
Real Estate Investment Trusts - 10.7%
     Alexandria Real Estate Equites Inc.                      -                              27
     AMB Property Corp.                                       1                              65
     American Financial Realty Trust                          2                              21
     American Home Mortgage Investment Corp.                  1                              28
     Annaly Mortgage Management Inc.                          2                              29
     Apartment Investment & Management Co.                    1                              59
     Archstone-Smith Trust                                    3                              158
     AvalonBay Communities Inc.                               1                              123
     BioMed Realty Trust Inc.                                 1                              19
     Boston Properties Inc.                                   2                              148
     Brandywine Realty Trust                                  1                              41
     BRE Properties Inc. - Class A                            1                              45
     Camden Property Trust                                    1                              60
     Carramerica Realty Corp.                                 1                              38
     CBL & Associates Properties Inc.                         1                              38
     Colonial Properties Trust                                1                              36
     Corporate Office Properties Trust SBI MD                 1                              27
     Cousins Properties Inc.                                  1                              16
     Crescent Real Estate Equities Co.                        2                              29
     Developers Diversified Realty Corp.                      2                              86
     Duke Realty Corp.                                        2                              76
     Equity Inns Inc.                                         1                              17
     Equity Lifestyle Properties Inc.                         -                              16
     Equity Office Properties Trust                           6                              209
     Equity Residential                                       4                              190
     Essex Property Trust Inc.                                -                              42
     Federal Realty Investors Trust                           1                              55
     FelCor Lodging Trust Inc.                                1                              18
     First Industrial Realty Trust Inc.                       1                              27
     General Growth Properties Inc.                           3                              147
     Glenborough Realty Trust Inc.                            1                              15
     Health Care Property Investors Inc.                      2                              58
     Health Care REIT Inc.                                    1                              28
     Healthcare Realty Trust Inc.                             1                              25
     Highwoods Properties Inc.                                1                              24
     Home Properties Inc. (c)                                 1                              30
     Hospitality Properties Trust                             1                              47
     Host Marriott Corp.                                      8                              169
     HRPT Properties Trust                                    3                              40
     IMPAC Mortgage Holdings Inc. (c)                         1                              16
     iStar Financial Inc.                                     2                              63
     Kilroy Realty Corp.                                      -                              33
     Kimco Realty Corp.                                       3                              119
     LaSalle Hotel Properties                                 1                              28
     Lexington Corporate Properties Trust                     1                              19
     Liberty Property Trust (c)                               1                              58
     Macerich Co.                                             1                              74
     Mack-Cali Realty Corp.                                   1                              39
     Maguire Properties Inc.                                  1                              20
     Mills Corp.                                              1                              25
     Nationwide Health Properties Inc.                        1                              26
     New Century Financial Corp. (c)                          1                              38
     New Plan Excel Realty Trust                              1                              35
     Novastar Financial Inc. (c)                              1                              18
     Pan Pacific Retail Properties Inc.                       1                              45
     Penn Real Estate Investment Trust                        1                              23
     Post Properties Inc.                                     1                              31
     Prologis                                                 4                              187
     Public Storage Inc.                                      1                              102
     Realty Income Corp.                                      1                              25
     Reckson Associate Realty Corp.                           1                              49
     Redwood Trust Inc. (c)                                   -                              20
     Regency Centers Corp.                                    1                              64
     Saxon Capital Inc.                                       1                              12
     Shurgard Storage Centers Inc. - Class A                  1                              42
     Simon Property Group Inc.                                3                              276
     SL Green Realty Corp. (c)                                1                              65
     Strategic Hotels & Resorts Inc.                          1                              16
     Sunstone Hotel Investors Inc.                            1                              19
     Taubman Centers Inc.                                     1                              27
     Thornburg Mortgage Inc.                                  2                              45
     Trizec Properties Inc.                                   1                              37
     United Dominion Realty Trust Inc.                        2                              61
     Ventas Inc.                                              2                              52
     Vornado Realty Trust                                     2                              189
     Washington Real Estate Investment Trust                  1                              26
     Weingarten Realty Investors                              1                              44
                                                                                             4,394
Savings & Loans - 2.3%
     Anchor Bancorp. Inc.                                     -                              12
     Astoria Financial Corp.                                  1                              44
     Commercial Capital Bancorp. Inc.                         1                              14
     Dime Community Bancshares                                1                              10
     Downey Financial Corp.                                   -                              24
     First Niagara Financial Group Inc.                       2                              27
     FirstFed Financial Corp. (b) (c)                         -                              12
     Golden West Financial Corp.                              5                              334
     Harbor Florida Bancshares Inc.                           -                              15
     Hudson City Bancorp. Inc.                                9                              122
     MAF Bancorp. Inc.                                        1                              24
     New York Community Bancorp. Inc. (c)                     3                              57
     NewAlliance Bancshares Inc.                              1                              20
     People's Bank                                            1                              32
     PFF Bancorp. Inc.                                        -                              9
     Provident Financial Services Inc.                        1                              20
     Sovereign Bancorp. Inc.                                  6                              122
     Washington Federal Inc.                                  1                              29
                                                                                             927
TECHNOLOGY - 0.1%
Data Processing - 0.1%
     MoneyGram International Inc.                             1                              43

     Total Common Stocks (cost $37,681)                                                      40,868

SHORT TERM INVESTMENTS - 5.0%
Securities Lending Collateral - 5.0%
     Mellon GSL Delaware Business Trust Collateral Fund (d)   2,036                          2,036

     Total Short Term Investments (cost $2,036)                                              2,036

Total Investments - 104.8% (cost $39,717)                                                    42,904
Other Assets and Liabilities, Net -  (4.8%)                                                  (1,974)
Total Net Assets - 100%                                                                      $40,930

JNL/Mellon Capital Management Global 15 Fund
COMMON STOCKS - 99.7%
COMMUNICATIONS - 25.9%
Telecommunications - 20.1%
     AT&T Inc. (c)                                            1,949                          $54,368
     BT Group Plc                                             12,450                         55,080
     Verizon Communications Inc.                              1,579                          52,865
                                                                                             162,313
Wireless Telecommunications - 5.8%
     Vodafone Group Plc                                       22,002                         46,891

CONSUMER, CYCLICAL - 20.9%
Airlines - 5.9%
     Cathay Pacific Airways Ltd. (c)                          27,193                         47,619

Automobiles - 15.0%
     General Motors Corp. (c)                                 2,445                          72,843
     GKN Plc                                                  9,575                          48,339
                                                                                             121,182
CONSUMER, NON-CYCLICAL - 14.6%
Commercial Services - 7.1%
     COSCO Pacific Ltd.                                       25,798                         57,135

Food - 7.5%
     Compass Group Plc                                        12,548                         60,853

FINANCIALS - 25.7%
Banks - 6.0%
     BOC Hong Kong Holdings Ltd.                              24,726                         48,394

Diversified Financial Services - 6.2%
     Citic Pacific Ltd.                                       17,079                         50,360

Insurance - 6.8%
     Royal & Sun Alliance Insurance Group                     22,054                         54,853

Real Estate - 6.7%
     Hang Lung Properties Ltd.                                30,273                         54,182

HEALTH CARE - 12.6%
Pharmaceuticals - 12.6%
     Merck & Co. Inc.                                         1,494                          54,424
     Pfizer Inc.                                              2,034                          47,749
                                                                                             102,173

     Total Common Stocks (cost $714,551)                                                     805,955

SHORT TERM INVESTMENTS - 17.8%
Money Market Funds - 0.2%
     JNL Money Market Fund, 5.03% (a) (d)                     1,707                          1,707

Securities Lending Collateral - 17.6%
     Mellon GSL Delaware Business Trust Collateral Fund (d)   142,139                        142,139

     Total Short Term Investments (cost $143,846)                                            143,846

Total Investments - 117.5% (cost $858,397)                                                   949,801
Other Assets and Liabilities, Net -  (17.5%)                                                 (141,574)
Total Net Assets - 100%                                                                      $808,227

JNL/Mellon Capital Management Healthcare Sector Fund
COMMON STOCKS - 100.1%
COMMUNICATIONS - 0.0%
Internet - 0.0%
     eResearch Technology Inc. (b) (c)                        2                              $15

CONSUMER, CYCLICAL - 0.1%
Distribution & Wholesale - 0.1%
     Owens & Minor Inc.                                       2                              52

CONSUMER, NON-CYCLICAL - 0.4%
Agriculture - 0.1%
     Delta & Pine Land Co.                                    2                              48

Commercial Services - 0.3%
     Albany Molecular Research Inc. (b)                       1                              12
     Parexel International Corp. (b)                          1                              34
     Pharmaceutical Product Development Inc.                  5                              165
                                                                                             211
FINANCIALS - 0.7%
Insurance - 0.7%
     Cigna Corp.                                              6                              553

HEALTH CARE - 97.2%
Biotechnology - 12.6%
     Affymetrix Inc. (b)                                      3                              80
     Alexion Pharmaceuticals Inc. (b)                         1                              55
     Amgen Inc. (b)                                           55                             3,590
     Applera Corp. - Celera Genomics Group (b)                4                              47
     Biogen Idec Inc. (b)                                     16                             738
     Bio-Rad Laboratories Inc. - Class A (b)                  1                              54
     Celgene Corp. (b) (c)                                    16                             762
     Cell Genesys Inc. (b) (c)                                3                              13
     Charles River Laboratories International Inc. (b)        3                              122
     CuraGen Corp. (b) (c)                                    2                              6
     Enzo Biochem Inc. (b)                                    1                              17
     Enzon Pharmaceuticals Inc. (b)                           2                              15
     Genentech Inc. (b)                                       22                             1,770
     Genzyme Corp. (b)                                        12                             736
     Human Genome Sciences Inc. (b)                           6                              66
     ICOS Corp. (b)                                           3                              62
     Incyte Corp. (b)                                         4                              19
     InterMune Inc. (b) (c)                                   1                              18
     Invitrogen Corp. (b) (c)                                 3                              167
     Medimmune Inc. (b)                                       12                             315
     Millennium Pharmaceuticals Inc. (b)                      15                             146
     Millipore Corp. (b)                                      2                              157
     Myriad Genetics Inc. (b)                                 2                              48
     Nektar Therapeutics (b)                                  4                              74
     PDL BioPharma Inc. (b)                                   5                              99
     Regeneron Pharmaceuticals Inc. (b)                       3                              32
     Savient Pharmaceuticals Inc. (b)                         2                              13
     Telik Inc. (b) (c)                                       2                              37
     Vertex Pharmaceuticals Inc. (b) (c)                      5                              182
                                                                                             9,440
Healthcare Providers & Services - 42.3%
     Advanced Medical Optics Inc. (b)                         3                              162
     Aetna Inc.                                               27                             1,066
     Alcon Inc.                                               4                              362
     American Medical Systems Holdings Inc. (b)               3                              51
     AMERIGROUP Corp. (b)                                     2                              72
     Apria Healthcare Group Inc. (b)                          2                              43
     Arthrocare Corp. (b)                                     1                              49
     Bausch & Lomb Inc.                                       3                              124
     Baxter International Inc.                                31                             1,130
     Beckman Coulter Inc.                                     3                              165
     Becton Dickinson & Co.                                   11                             664
     Biomet Inc.                                              11                             333
     Biosite Inc. (b)                                         1                              36
     Boston Scientific Corp. (b)                              63                             1,068
     Centene Corp. (b)                                        2                              47
     Community Health Systems Inc. (b)                        5                              169
     Cooper Cos. Inc.                                         2                              91
     Covance Inc. (b)                                         3                              176
     Coventry Health Care Inc. (b)                            8                              416
     CR Bard Inc.                                             5                              359
     Cyberonics Inc. (b)                                      1                              20
     Cytyc Corp. (b)                                          5                              137
     Dade Behring Holdings Inc.                               4                              171
     Datascope Corp.                                          -                              15
     DaVita Inc. (b)                                          5                              240
     Dentsply International Inc.                              3                              209
     Diagnostic Products Corp.                                1                              68
     Edwards Lifesciences Corp. (b)                           3                              131
     Gen-Probe Inc. (b)                                       2                              131
     Haemonetics Corp. (b)                                    1                              55
     HCA Inc. (c)                                             18                             779
     Health Management Associates Inc.                        11                             222
     Health Net Inc. (b)                                      5                              238
     Healthways Inc. (b)                                      2                              83
     Henry Schein Inc. (b)                                    4                              193
     Hillenbrand Industries Inc.                              3                              133
     Hologic Inc. (b)                                         2                              106
     Humana Inc. (b)                                          8                              412
     Idexx Laboratories Inc. (b)                              2                              114
     Immucor Inc. (b)                                         3                              62
     Intuitive Surgical Inc. (b)                              2                              202
     Invacare Corp.                                           1                              34
     Johnson & Johnson                                        139                            8,315
     Kinetic Concepts Inc. (b)                                3                              111
     Kyphon Inc. (b)                                          2                              80
     Laboratory Corp of America Holdings (b) (c)              6                              366
     LifePoint Hospitals Inc. (b)                             2                              78
     Lincare Holdings Inc. (b)                                5                              171
     Magellan Health Services Inc. (b)                        2                              79
     Manor Care Inc.                                          4                              171
     Medtronic Inc.                                           56                             2,649
     Mentor Corp.                                             2                              79
     Odyssey HealthCare Inc. (b)                              2                              29
     Patterson Cos. Inc. (b)                                  6                              211
     Pediatrix Medical Group Inc. (b)                         2                              99
     PolyMedica Corp.                                         1                              38
     PSS World Medical Inc. (b)                               3                              52
     Psychiatric Solutions Inc. (b)                           2                              72
     Quest Diagnostics Inc.                                   7                              427
     Resmed Inc. (b)                                          4                              166
     Respironics Inc. (b)                                     3                              116
     Sierra Health Services Inc. (b)                          2                              105
     St Jude Medical Inc. (b)                                 17                             553
     STERIS Corp.                                             3                              74
     Stryker Corp.                                            13                             547
     Sunrise Senior Living Inc. (b)                           2                              58
     Techne Corp. (b)                                         2                              90
     Tenet Healthcare Corp. (b)                               22                             152
     Triad Hospitals Inc. (b)                                 4                              162
     United Surgical Partners International Inc. (b)          2                              64
     UnitedHealth Group Inc.                                  63                             2,816
     Universal Health Services Inc.                           2                              122
     Varian Medical Systems Inc. (b)                          6                              290
     Ventana Medical Systems Inc. (b)                         2                              75
     Viasys Healthcare Inc. (b)                               2                              40
     WellCare Health Plans Inc. (b)                           2                              80
     WellPoint Inc. (b)                                       30                             2,165
     Zimmer Holdings Inc. (b)                                 12                             654
                                                                                             31,694
Pharmaceuticals - 42.3%
     Abbott Laboratories                                      72                             3,131
     Abraxis Bioscience Inc. (b)                              1                              24
     Alkermes Inc. (b)                                        4                              82
     Allergan Inc. (c)                                        7                              759
     Alpharma Inc. - Class A                                  2                              46
     Amylin Pharmaceuticals Inc. (b)                          5                              260
     Barr Laboratories Inc. (b)                               5                              224
     Bristol-Myers Squibb Co.                                 91                             2,359
     Caremark Rx Inc.                                         21                             1,047
     Cell Therapeutics Inc. (b) (c)                           2                              3
     Cephalon Inc. (b) (c)                                    3                              170
     Cubist Pharmaceuticals Inc. (b)                          2                              60
     CV Therapeutics Inc. (b)                                 2                              30
     Eli Lilly & Co.                                          45                             2,495
     Endo Pharmaceuticals Holdings Inc. (b)                   6                              204
     Express Scripts Inc. (b)                                 6                              413
     Forest Laboratories Inc. (b)                             15                             587
     Gilead Sciences Inc. (b)                                 22                             1,278
     Hospira Inc. (b)                                         7                              313
     ImClone Systems Inc. (b)                                 3                              120
     King Pharmaceuticals Inc. (b)                            11                             189
     Medarex Inc. (b)                                         6                              56
     Medco Health Solutions Inc. (b)                          14                             806
     Medicines Co. (b)                                        2                              44
     Medics Pharmaceutical Corp. (c)                          3                              60
     Merck & Co. Inc.                                         103                            3,746
     MGI Pharma Inc. (b)                                      4                              77
     Mylan Laboratories Inc.                                  10                             201
     Nabi Biopharmaceuticals (b)                              2                              14
     Neurocrine Biosciences Inc. (b) (c)                      2                              18
     Noven Pharmaceuticals Inc. (b)                           1                              19
     NPS Pharmaceuticals Inc. (b)                             2                              9
     Onyx Pharmaceuticals Inc. (b)                            2                              30
     OSI Pharmaceuticals Inc. (b)                             3                              89
     Par Pharmaceutical Cos. Inc. (b) (c)                     2                              29
     Perrigo Co.                                              4                              67
     Pfizer Inc.                                              342                            8,026
     Schering-Plough Corp.                                    69                             1,311
     Sepracor Inc. (b) (c)                                    5                              290
     Taro Pharmaceutical Industries Ltd. (b) (c)              1                              12
     Trimeris Inc. (b)                                        1                              6
     United Therapeutics Corp. (b)                            1                              62
     Valeant Pharmaceutical International                     4                              70
     Watson Pharmaceuticals Inc. (b)                          5                              119
     Wyeth                                                    62                             2,766
                                                                                             31,721
INDUSTRIALS - 1.7%
Electronics - 1.7%
     Applera Corp. - Applied Biosystems Group                 9                              277
     Fisher Scientific International Inc. (b)                 6                              421
     Molecular Devices Corp. (b)                              1                              21
     Thermo Electron Corp. (b)                                8                              276
     Varian Inc. (b)                                          1                              59
     Waters Corp. (b)                                         5                              221
                                                                                             1,275

     Total Common Stocks (cost $75,430)                                                      75,009

SHORT TERM INVESTMENTS - 4.3%
Money Market Funds - 0.3%
     JNL Money Market Fund, 5.03% (a) (d)                     173                            173

Securities Lending Collateral - 4.0%
     Mellon GSL Delaware Business Trust Collateral Fund (d)   3,028                          3,028

     Total Short Term Investments (cost $3,201)                                              3,201

Total Investments - 104.4% (cost $78,631)                                                    78,210
Other Assets and Liabilities, Net -  (4.4%)                                                  (3,293)
Total Net Assets - 100%                                                                      $74,917

JNL/Mellon Capital Management JNL 5 Fund
COMMON STOCKS - 99.4%
BASIC MATERIALS - 3.5%
Chemicals - 1.8%
     EI Du Pont de Nemours & Co.                              981                            $40,794

Forest Products & Paper - 1.4%
     International Paper Co. (c)                              496                            16,033
     Weyerhaeuser Co.                                         252                            15,660
                                                                                             31,693
Iron & Steel - 0.3%
     Ryerson Inc. (c)                                         278                            7,507

COMMUNICATIONS - 10.8%
Internet - 0.6%
     Digital Insight Corp. (b)                                386                            13,236

Telecommunications - 9.0%
     Alltel Corp.                                             261                            16,675
     AT&T Inc.                                                2,826                          78,812
     BT Group Plc                                             7,220                          31,944
     Verizon Communications Inc.                              2,298                          76,949
                                                                                             204,380
Wireless Telecommunications - 1.2%
     Vodafone Group Plc                                       12,877                         27,444

CONSUMER, CYCLICAL - 18.0%
Airlines - 1.2%
     Cathay Pacific Airways Ltd. (c)                          15,874                         27,798

Apparel - 0.3%
     Steven Madden Ltd. (c)                                   226                            6,699

Automobiles - 6.8%
     Autoliv Inc.                                             365                            20,669
     General Motors Corp. (c)                                 3,572                          106,411
     GKN Plc                                                  5,611                          28,327
                                                                                             155,407
Beverages - 0.8%
     Anheuser-Busch Cos. Inc.                                 389                            17,739

Distribution & Wholesale - 1.8%
     Genuine Parts Co.                                        376                            15,645
     LKQ Corp. (b) (c)                                        563                            10,697
     Watsco Inc.                                              262                            15,651
                                                                                             41,993
Entertainment - 1.1%
     Warner Music Group Corp. (c)                             864                            25,476

Lodging - 0.7%
     Orient-Express Hotels Ltd.                               438                            17,027

Media - 1.4%
     Dow Jones & Co. Inc. (c)                                 470                            16,455

     New York Times Co. - Class A (c)                         631                            15,481
                                                                                             31,936
Office & Business Equipment - 0.7%
     Pitney Bowes Inc.                                        393                            16,238

Retail - 3.2%
     Hibbett Sporting Goods Inc. (b) (c)                      397                            9,489
     JOS A Bank Clothiers Inc. (b) (c)                        190                            4,558
     Limited Brands Inc. (c)                                  748                            19,138
     Pantry Inc. (b)                                          249                            14,323
     Papa John's International Inc. (b)                       374                            12,401
     Select Comfort Corp. (b) (c)                             590                            13,553
                                                                                             73,461
CONSUMER, NON-CYCLICAL - 11.7%
Commercial Services - 4.5%
     Cendant Corp.                                            963                            15,689
     Chemed Corp.                                             287                            15,650
     COSCO Pacific Ltd.                                       15,075                         33,387
     McKesson Corp.                                           808                            38,193
                                                                                             102,919
Food - 3.9%
     Compass Group Plc                                        7,291                          35,357
     General Mills Inc. (c)                                   337                            17,388
     JM Smucker Co.                                           377                            16,866
     Kellogg Co.                                              386                            18,670
                                                              88,283
Household Products - 1.5%
     Avery Dennison Corp.                                     300                            17,446
     Kimberly-Clark Corp.                                     279                            17,184
                                                                                             34,630
Tobacco - 1.8%
     Altria Group Inc.                                        558                            40,945

ENERGY - 17.4%
Oil & Gas - 17.4%
     Atlas America Inc. (b) (c)                               223                            9,976
     Atwood Oceanics Inc. (b)                                 342                            16,967
     Core Laboratories NV (b)                                 289                            17,640
     Edge Petroleum Corp. (b)                                 187                            3,744
     Goodrich Petroleum Corp. (b) (c)                         277                            7,872
     Halliburton Co. (c)                                      672                            49,898
     Hess Corp.                                               986                            52,110
     KCS Energy Inc. (b)                                      560                            16,626
     Lone Star Technologies Inc. (b)                          340                            18,383
     Marathon Oil Corp.                                       681                            56,754
     Oil States International Inc. (b) (c)                    550                            18,849
     PetroHawk Energy Corp. (b) (c)                           825                            10,399
     Petroquest Energy Inc. (b)                               519                            6,378
     Swift Energy Co. (b) (c)                                 318                            13,654
     Tetra Technologies Inc. (b) (c)                          776                            23,491
     Valero Energy Corp.                                      805                            53,564
     Veritas DGC Inc. (b) (c)                                 388                            19,988
                                                                                             396,293
FINANCIALS - 13.2%
Banks - 1.3%
     BOC Hong Kong Holdings Ltd.                              14,435                         28,252

Diversified Financial Services - 6.9%
     Citic Pacific Ltd.                                       10,026                         29,563
     Citigroup Inc.                                           859                            41,433
     JPMorgan Chase & Co.                                     1,050                          44,101
     Lehman Brothers Holdings Inc.                            650                            42,354
                                                                                             157,451
Insurance - 3.6%
     AON Corp.                                                1,159                          40,371
     Argonaut Group Inc. (b)                                  340                            10,218
     Royal & Sun Alliance Insurance Group                     12,847                         31,952
                                                                                             82,541
Real Estate - 1.4%
     Hang Lung Properties Ltd.                                17,690                         31,661

HEALTH CARE - 12.5%
Healthcare Providers & Services - 2.2%
     Aetna Inc.                                               884                            35,293
     ICU Medical Inc. (b)                                     156                            6,607
     Meridian Bioscience Inc. (c)                             287                            7,168
                                                                                             49,068
Pharmaceuticals - 10.3%
     Abbott Laboratories                                      424                            18,480
     Bentley Pharmaceuticals Inc. (b) (c)                     236                            2,587
     Eli Lilly & Co. (c)                                      294                            16,225
     Express Scripts Inc. (b)                                 494                            35,435
     HealthExtras Inc. (b) (c)                                442                            13,369
     Merck & Co. Inc.                                         2,176                          79,255
     Pfizer Inc.                                              2,968                          69,666
                                                                                             235,017
INDUSTRIALS - 9.4%
Aerospace & Defense - 0.5%
     AAR Corp. (b) (c)                                        364                            8,093

Building Materials - 1.0%
     Drew Industries Inc. (b)                                 231                            7,495
     Masco Corp.                                              553                            16,379
                                                                                             23,874
Electronics - 0.2%
     American Science & Engineering Inc. (b) (c)              95                             5,482

Engineering & Construction - 0.7%
     EMCOR Group Inc. (b)                                     346                            16,851

Environmental Control - 0.9%
     Waste Management Inc.                                    551                            19,755

Hand & Machine Tools - 0.8%
     Snap-On Inc.                                             445                            17,991

Manufacturing - 2.5%
     General Electric Corp.                                   1,189                          39,193
     Leggett & Platt Inc. (c)                                 728                            18,185
                                                                                             57,378
Packaging & Containers - 0.8%
     Bemis Co.                                                600                            18,362

Transportation - 2.0%
     Burlington Northern Santa Fe Corp.                       588                            46,623

TECHNOLOGY - 2.1%
Computers - 1.2%
     Electronics for Imaging Inc. (b)                         615                            12,840
     M-Systems Flash Disk Pioneers Ltd. (b) (c)               408                            12,090
     Sigma Designs Inc. (b) (c)                               230                            2,173
                                                                                             27,103
Semiconductors - 0.2%
     Standard Microsystems Corp. (b)                          236                            5,149

Software - 0.7%
     THQ Inc. (b)                                             705                            15,230


UTILITIES - 0.8%
Electric - 0.8%
     Hubbell Inc. - Class B                                   365                            17,408

     Total Common Stocks (cost $2,164,140)                                                   2,265,188

SHORT TERM INVESTMENTS - 10.4%
Money Market Funds - 0.7%
     JNL Money Market Fund, 5.03% (a) (d)                     15,365                         15,365

Securities Lending Collateral - 9.7%
     Mellon GSL Delaware Business Trust Collateral Fund (d)   221,219                        221,219

     Total Short Term Investments (cost $236,584)                                            236,584

Total Investments - 109.8% (cost $2,400,724)                                                 2,501,772
Other Assets and Liabilities, Net -  (9.8%)                                                  (224,210)
Total Net Assets - 100%                                                                      $2,277,562

JNL/Mellon Capital Management JNL Optimized 5 Fund
COMMON STOCKS - 97.2%
BASIC MATERIALS - 0.9%
Forest Products & Paper - 0.9%
     International Paper Co.                                  3                              $93
     Weyerhaeuser Co.                                         1                              88
                                                                                             181
COMMUNICATIONS - 18.1%
Internet - 6.0%
     Google Inc. - Class A (b)                                3                              1,267

Telecommunications - 10.6%
     Alltel Corp.                                             2                              98
     AT&T Inc.                                                8                              213
     BT Group Plc                                             112                            494
     Deutsche Telekom AG                                      14                             233
     France Telecom SA                                        10                             209
     Royal KPN NV                                             24                             271
     Telecom Italia SpA                                       83                             231
     Telefonica SA                                            16                             267
     Verizon Communications Inc.                              6                              208
                                                                                             2,224
Wireless Telecommunications - 1.5%
     NII Holdings Inc. - Class B (b)                          2                              122
     Vodafone Group Plc                                       87                             185
                                                                                             307
CONSUMER, CYCLICAL - 9.9%
Airlines - 0.8%
     Cathay Pacific Airways Ltd.                              106                            186

Apparel - 0.3%
     Guess ? Inc. (b)                                         1                              57

Automobiles - 2.8%
     Autoliv Inc.                                             2                              119
     General Motors Corp. (c)                                 10                             287
     GKN Plc                                                  38                             191
                                                                                             597
Beverages - 1.8%
     Anheuser-Busch Cos. Inc.                                 2                              102
     Diageo Plc                                               17                             280
                                                                                             382
Distribution & Wholesale - 0.7%
     Genuine Parts Co.                                        2                              90
     Watsco Inc.                                              1                              49
                                                                                             139
Entertainment - 0.7%
     Warner Music Group Corp.                                 5                              145

Media - 0.9%
     Dow Jones & Co. Inc.                                     3                              95
     New York Times Co. - Class A                             4                              87
                                                                                             182
Office & Business Equipment - 0.5%
     Pitney Bowes Inc.                                        2                              95

Retail - 1.4%
     Chico's FAS Inc. (b)                                     4                              115
     Dress Barn Inc. (b)                                      3                              64
     Limited Brands Inc.                                      4                              111
                                                                                             290
CONSUMER, NON-CYCLICAL - 5.0%
Commercial Services - 1.4%
     Cendant Corp.                                            5                              89
     COSCO Pacific Ltd.                                       100                            221
                                                                                             310
Food - 2.6%
     Compass Group Plc                                        49                             240
     General Mills Inc.                                       2                              101
     JM Smucker Co.                                           2                              98
     Kellogg Co.                                              2                              108
                                                                                             547
Household Products - 1.0%
     Avery Dennison Corp.                                     2                              101
     Kimberly-Clark Corp.                                     2                              101
                                                                                             202
ENERGY - 12.5%
Coal - 2.3%
     Arch Coal Inc.                                           3                              131
     Peabody Energy Corp.                                     6                              352
                                                                                             483
Oil & Gas - 10.2%
     BJ Services Co.                                          8                              291
     Chesapeake Enegy Corp. (c)                               9                              267
     ENI SpA                                                  9                              256
     EOG Resources Inc.                                       6                              403
     Helix Energy Solutions Group Inc. (b)                    2                              73
     Hugoton Royalty Trust                                    1                              16
     Patterson-UTI Energy Inc.                                2                              66
     Royal Dutch Shell Plc - Class A                          8                              266
     Southwestern Energy Co. (b)                              4                              123
     XTO Energy Inc.                                          9                              387
                                                                                             2,148
FINANCIALS - 16.2%
Banks - 8.5%
     ABN AMRO Holding NV                                      9                              253
     Barclays Plc                                             23                             261
     BOC Hong Kong Holdings Ltd.                              96                             188
     Danske Bank A/S                                          7                              261
     HSBC Holdings Plc                                        15                             264
     Lloyds TSB Group Plc                                     29                             282
     Sanpaolo IMI SpA                                         15                             273
                                                                                             1,782
Diversified Financial Services - 0.9%
     Citic Pacific Ltd.                                       67                             198

Insurance - 5.8%
     Assurances Generales de France                           2                              286
     Aviva Plc                                                20                             281
     ING Groep NV - ADR                                       7                              273
     Royal & Sun Alliance Insurance Group                     87                             216
     WR Berkley Corp.                                         5                              155
                                                                                             1,211
Real Estate - 1.0%
     Hang Lung Properties Ltd.                                118                            211

HEALTH CARE - 12.2%
Biotechnology - 4.9%
     Amgen Inc. (b)                                           16                             1,034

Healthcare Providers & Services - 0.3%
     LCA-Vision Inc.                                          1                              54

Pharmaceuticals - 7.0%
     Abbott Laboratories                                      2                              106
     Biovail Corp.                                            4                              88
     Eli Lilly & Co.                                          2                              95
     Express Scripts Inc. (b)                                 6                              404
     Gilead Sciences Inc. (b)                                 6                              381
     Merck & Co. Inc.                                         6                              214
     Pfizer Inc.                                              8                              188
                                                                                             1,476
INDUSTRIALS - 5.0%
Building Materials - 0.3%
     Masco Corp.                                              3                              95

Electronics - 0.4%
     Plexus Corp. (b)                                         2                              76

Engineering & Construction - 0.6%
     McDermott International Inc. (b)                         3                              116

Environmental Control - 0.5%
     Waste Management Inc.                                    3                              114

Hand & Machine Tools - 0.5%
     Snap-On Inc.                                             3                              104

Machinery - 1.0%
     JLG Industries Inc.                                      2                              54
     Joy Global Inc.                                          3                              151
                                                                                             205
Manufacturing - 0.5%
     Leggett & Platt Inc.                                     4                              105

Packaging & Containers - 0.5%
     Bemis Co.                                                3                              106

Transportation - 0.7%
     CH Robinson Worldwide Inc.                               3                              140

TECHNOLOGY - 14.4%
Computers - 9.6%
     Apple Computer Inc. (b)                                  29                             1,658
     Intergraph Corp. (b)                                     1                              31
     SanDisk Corp. (b)                                        7                              338
                                                                                             2,027
Semiconductors - 1.8%
     Lam Research Corp. (b)                                   2                              89
     Nvidia Corp. (b)                                         13                             279
                                                                                             368
Software - 3.0%
     Adobe Systems Inc. (b)                                   6                              194
     Autodesk Inc. (b)                                        3                              110
     Cerner Corp. (b)                                         2                              69
     Citrix Systems Inc. (b)                                  2                              95
     Intuit Inc. (b)                                          3                              153
                                                                                             621
UTILITIES - 3.0%
Electric - 3.0%
     Enel SpA                                                 31                             264
     Hubbell Inc. - Class B                                   2                              102
     National Grid Plc                                        25                             267
                                                                                             633

     Total Common Stocks (cost $20,540)                                                      20,422

SHORT TERM INVESTMENTS - 5.1%
Money Market Funds - 2.9%
     JNL Money Market Fund, 5.03% (a) (d)                     609                            609

Securities Lending Collateral - 2.2%
     Mellon GSL Delaware Business Trust Collateral Fund (d)   470                            470

     Total Short Term Investments (cost $1,079)                                              1,079

Total Investments - 102.3% (cost $21,619)                                                    21,501
Other Assets and Liabilities, Net -  (2.3%)                                                  (485)
Total Net Assets - 100%                                                                      $21,018

JNL/Mellon Capital Management Nasdaq 15 Fund
COMMON STOCKS - 99.8%
COMMUNICATIONS - 29.6%
Internet - 27.0%
     Google Inc. - Class A (b)                                30                             $12,773

Wireless Telecommunications - 2.6%
     NII Holdings Inc. - Class B (b)                          22                             1,244

ENERGY - 1.4%
Oil & Gas - 1.4%
     Patterson-UTI Energy Inc.                                24                             687

HEALTH CARE - 33.4%
Biotechnology - 22.0%
     Amgen Inc. (b)                                           160                            10,446

Pharmaceuticals - 11.4%
     Express Scripts Inc. (b)                                 22                             1,549
     Gilead Sciences Inc. (b)                                 65                             3,841
                                                                                             5,390
INDUSTRIALS - 3.0%
Transportation - 3.0%
     CH Robinson Worldwide Inc.                               27                             1,435

TECHNOLOGY - 32.4%
Computers - 16.5%
     Apple Computer Inc. (b)                                  117                            6,707
     SanDisk Corp. (b)                                        22                             1,134
                                                                                             7,841
Semiconductors - 4.1%
     Lam Research Corp. (b)                                   19                             892
     Nvidia Corp. (b)                                         49                             1,043
                                                                                             1,935
Software - 11.8%
     Adobe Systems Inc. (b)                                   65                             1,961
     Autodesk Inc. (b)                                        32                             1,106
     Citrix Systems Inc. (b)                                  24                             975
     Intuit Inc. (b)                                          26                             1,569
                                                                                             5,611

     Total Common Stocks (cost $51,439)                                                      47,360

SHORT TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
     JNL Money Market Fund, 5.03% (a) (d)                     254                            254

     Total Short Term Investments (cost $254)                                                254

Total Investments - 100.3% (cost $51,693)                                                    47,614
Other Assets and Liabilities, Net -  (0.3%)                                                  (136)
Total Net Assets - 100%                                                                      $47,478

JNL/Mellon Capital Management Oil & Gas Sector Fund
COMMON STOCKS - 99.6%
ENERGY - 99.1%
Oil & Gas - 96.1%
     Anadarko Petroleum Corp.                                 96                             $4,572
     Apache Corp.                                             69                             4,715
     Atwood Oceanics Inc. (b)                                 6                              280
     Baker Hughes Inc. (c)                                    72                             5,868
     Berry Petroleum Co. - Class A                            8                              267
     BJ Services Co.                                          67                             2,511
     Cabot Oil & Gas Corp. - Class A                          11                             520
     Cameron International Corp. (b)                          24                             1,151
     Cheniere Energy Inc. (b) (c)                             11                             390
     Chesapeake Enegy Corp. (c)                               80                             2,425
     Chevron Corp.                                            469                            29,135
     Cimarex Energy Co.                                       17                             738
     Comstock Resources Inc. (b)                              9                              259
     ConocoPhillips                                           321                            21,050
     Core Laboratories NV (b)                                 5                              334
     Denbury Resources Inc. (b)                               24                             762
     Devon Energy Corp.                                       88                             5,331
     Diamond Offshore Drilling Inc. (c)                       13                             1,078
     Encore Acquisition Co. (b)                               11                             303
     ENSCO International Inc.                                 32                             1,467
     EOG Resources Inc.                                       51                             3,522
     Exxon Mobil Corp.                                        1,061                          65,094
     FMC Technologies Inc. (b)                                15                             997
     Forest Oil Corp. (b)                                     11                             361
     Frontier Oil Corp.                                       23                             758
     Global Industries Ltd. (b)                               18                             302
     GlobalSantaFe Corp.                                      51                             2,965
     Grant Prideco Inc. (b)                                   27                             1,224
     Grey Wolf Inc. (b) (c)                                   40                             309
     Halliburton Co.                                          107                            7,944
     Hanover Compressor Co. (b) (c)                           19                             358
     Helix Energy Solutions Group Inc. (b)                    18                             715
     Helmerich & Payne Inc. (c)                               10                             615
     Hess Corp.                                               53                             2,822
     Holly Corp.                                              10                             500
     Houston Exploration Co. (b)                              6                              382
     Hydril (b)                                               4                              320
     Input/Output Inc. (b) (c)                                16                             152
     KCS Energy Inc. (b)                                      11                             319
     Kerr-McGee Corp.                                         48                             3,311
     Lone Star Technologies Inc. (b)                          6                              345
     Marathon Oil Corp.                                       77                             6,382
     Mariner Energy Inc. (b)                                  18                             325
     Maverick Tube Corp. (b) (c)                              9                              561
     Murphy Oil Corp.                                         37                             2,062
     Nabors Industries Ltd. (b) (c)                           66                             2,233
     National Oilwell Varco Inc. (b)                          36                             2,286
     Newfield Exploration Co. (b) (c)                         27                             1,314
     Newpark Resources Inc. (b) (c)                           19                             116
     Noble Corp. (c)                                          29                             2,144
     Noble Energy Inc.                                        37                             1,719
     Occidental Petroleum Corp.                               89                             9,126
     Oceaneering International Inc. (b)                       12                             532
     Parker Drilling Co. (b)                                  23                             166
     Patterson-UTI Energy Inc.                                37                             1,040
     Penn Virginia Corp.                                      4                              289
     Pioneer Natural Resources Co.                            27                             1,259
     Plains Exploration & Production Co. (b)                  17                             678
     Pogo Producing Co.                                       12                             546
     Pride International Inc. (b)                             33                             1,042
     Quicksilver Resources Inc. (b) (c)                       11                             408
     Range Resources Corp.                                    27                             738
     Rowan Cos. Inc.                                          23                             824
     Schlumberger Ltd.                                        246                            16,007
     SEACOR Holdings Inc. (b)                                 5                              394
     Smith International Inc.                                 45                             1,994
     Southwestern Energy Co. (b)                              36                             1,106
     St Mary Land & Exploration Co. (c)                       13                             505
     Stone Energy Corp. (b)                                   5                              241
     Sunoco Inc.                                              29                             1,975
     Superior Energy Services Inc. (b)                        16                             553
     Swift Energy Co. (b)                                     6                              260
     Tesoro Corp.                                             15                             1,087
     Tetra Technologies Inc. (b)                              14                             436
     Tidewater Inc.                                           11                             566
     Todco - Class A                                          13                             538
     Transocean Inc. (b)                                      69                             5,561
     Unit Corp. (b)                                           9                              522
     Universal Compression Holdings Inc. (b)                  7                              410
     Valero Energy Corp.                                      129                            8,587
     Veritas DGC Inc. (b)                                     7                              353
     Weatherford International Ltd. (b)                       73                             3,624
     W-H Energy Services Inc. (b)                             7                              331
     Whiting Petroleum Corp. (b)                              8                              317
     XTO Energy Inc.                                          76                             3,375
                                                                                             261,011
Pipelines - 3.0%
     El Paso Corp. (c)                                        146                            2,191
     Kinder Morgan Inc.                                       23                             2,274
     Western Gas Resources Inc.                               14                             823
     Williams Cos. Inc.                                       125                            2,916
                                                                                             8,204
INDUSTRIALS - 0.1%
Transportation - 0.1%
     Bristow Group Inc. (b)                                   5                              179

UTILITIES - 0.4%
Electric - 0.4%
     Dynegy Inc. - Class A (b)                                86                             469
     OGE Energy Corp.                                         19                             681
                                                                                             1,150

     Total Common Stocks (cost $237,515)                                                     270,546

SHORT TERM INVESTMENTS - 6.4%
Money Market Funds - 0.9%
     JNL Money Market Fund, 5.03% (a) (d)                     2,417                          2,417

Securities Lending Collateral - 5.5%
     Mellon GSL Delaware Business Trust Collateral Fund (d)   14,903                         14,903

     Total Short Term Investments (cost $17,320)                                             17,320

Total Investments - 106.0% (cost $254,835)                                                   287,866
Other Assets and Liabilities, Net -  (6.0%)                                                  (16,338)
Total Net Assets - 100%                                                                      $271,528

JNL/Mellon Capital Management S&P(r) 10 Fund
COMMON STOCKS - 99.8%
CONSUMER, NON-CYCLICAL - 8.4%
Commercial Services - 8.4%
     McKesson Corp.                                           1,375                          $65,001

ENERGY - 47.1%
Oil & Gas - 47.1%
     Halliburton Co. (c)                                      1,150                          85,320
     Hess Corp. (c)                                           1,686                          89,109
     Marathon Oil Corp.                                       1,168                          97,307
     Valero Energy Corp. (c)                                  1,380                          91,828
                                                                                             363,564
FINANCIALS - 18.3%
Diversified Financial Services - 9.4%
     Lehman Brothers Holdings Inc.                            1,111                          72,403

Insurance - 8.9%
     AON Corp.                                                1,979                          68,912

HEALTH CARE - 15.7%
Healthcare Providers & Services - 7.8%
     Aetna Inc.                                               1,510                          60,309

Pharmaceuticals - 7.9%
     Express Scripts Inc. (b)                                 850                            60,977

INDUSTRIALS - 10.3%
Transportation - 10.3%
     Burlington Northern Santa Fe Corp.                       1,006                          79,713

     Total Common Stocks (cost $668,493)                                                     770,879

SHORT TERM INVESTMENTS - 9.7%
Money Market Funds - 0.5%
     JNL Money Market Fund, 5.03% (a) (d)                     3,688                          3,688

Securities Lending Collateral - 9.2%
     Mellon GSL Delaware Business Trust Collateral Fund (d)   70,636                         70,636

     Total Short Term Investments (cost $74,324)                                             74,324

Total Investments - 109.5% (cost $742,817)                                                   845,203
Other Assets and Liabilities, Net -  (9.5%)                                                  (73,452)
Total Net Assets - 100%                                                                      $771,751

JNL/Mellon Capital Management S&P(r) 24 Fund
COMMON STOCKS - 99.0%
CONSUMER, CYCLICAL - 12.8%
Apparel - 5.7%
     Nike Inc. - Class B                                      4                              $291

Beverages - 1.3%
     Brown-Forman Corp. - Class B                             1                              68

Retail - 5.8%
     RadioShack Corp.                                         3                              36
     Yum! Brands Inc.                                         5                              262
                                                                                             298
CONSUMER, NON-CYCLICAL - 20.4%
Commercial Services - 9.0%
     Moody's Corp.                                            7                              403
     Robert Half International Inc.                           1                              60
                                                                                             463
Cosmetics & Personal Care - 8.8%
     Colgate-Palmolive Co.                                    8                              451


Household Products - 2.6%
     Clorox Co.                                               2                              134

ENERGY - 4.1%
Oil & Gas - 4.1%
     BJ Services Co.                                          3                              117
     Sunoco Inc.                                              1                              91
                                                                                             208
FINANCIALS - 13.3%
Insurance - 13.3%
     Progressive Corp.                                        20                             509
     Safeco Corp.                                             3                              175
                                                                                             684
HEALTH CARE - 11.4%
Pharmaceuticals - 11.4%
     Express Scripts Inc. (b)                                 4                              260
     Forest Laboratories Inc. (b)                             8                              324
                                                                                             584
INDUSTRIALS - 15.1%
Diversified Machinery - 2.1%
     Rockwell Automation Inc.                                 2                              108

Electronics - 3.0%
     Applera Corp. - Applied Biosystems Group                 5                              151


Manufacturing - 10.0%
     3M Corp.                                                 6                              515

TECHNOLOGY - 17.9%
Semiconductors - 9.1%
     National Semiconductor Corp.                             15                             347
     QLogic Corp. (b)                                         7                              118
                                                                                             465
Software - 8.8%
     Intuit Inc. (b)                                          7                              452

UTILITIES - 4.0%
Electric - 4.0%
     Edison International Inc.                                1                              49
     PPL Corp.                                                1                              48
     TXU Corp.                                                2                              111
                                                                                             208

     Total Common Stocks (cost $5,205)                                                       5,080

Total Investments - 99.0% (cost $5,205)                                                      5,080
Other Assets and Liabilities, Net - 1.0%                                                     50
Total Net Assets - 100%                                                                      $5,130

JNL/Mellon Capital Management Select Small-Cap Fund
COMMON STOCKS - 99.9%
BASIC MATERIALS - 1.7%
Iron & Steel - 1.7%
     Ryerson Inc.                                             393                            $10,617

COMMUNICATIONS - 2.9%
Internet - 2.9%
     Digital Insight Corp. (b)                                536                            18,386

CONSUMER, CYCLICAL - 23.2%
Apparel - 1.5%
     Steven Madden Ltd. (c)                                   319                            9,449

Distribution & Wholesale - 5.8%
     LKQ Corp. (b)                                            785                            14,911
     Watsco Inc.                                              365                            21,824
                                                                                             36,735
Lodging - 3.8%
     Orient-Express Hotels Ltd.                               612                            23,751

Retail - 12.1%
     Hibbett Sporting Goods Inc. (b)                          555                            13,268
     JOS A Bank Clothiers Inc. (b) (c)                        266                            6,370
     Pantry Inc. (b) (c)                                      348                            19,997
     Papa John's International Inc. (b)                       521                            17,301
     Select Comfort Corp. (b) (c)                             820                            18,832
                                                                                             75,768
CONSUMER, NON-CYCLICAL - 3.5%
Commercial Services - 3.5%
     Chemed Corp. (c)                                         400                            21,820

ENERGY - 40.8%
Oil & Gas - 40.8%
     Atlas America Inc. (b) (c)                               311                            13,943
     Atwood Oceanics Inc. (b) (c)                             477                            23,667
     Core Laboratories NV (b)                                 401                            24,499
     Edge Petroleum Corp. (b) (c)                             268                            5,351
     Goodrich Petroleum Corp. (b) (c)                         385                            10,920
     KCS Energy Inc. (b) (c)                                  781                            23,184
     Lone Star Technologies Inc. (b) (c)                      475                            25,647
     Oil States International Inc. (b) (c)                    762                            26,120
     PetroHawk Energy Corp. (b) (c)                           1,143                          14,400
     Petroquest Energy Inc. (b)                               737                            9,049
     Swift Energy Co. (b) (c)                                 447                            19,180
     Tetra Technologies Inc. (b)                              1,078                          32,653
     Veritas DGC Inc. (b)                                     539                            27,776
                                                                                             256,391
FINANCIALS - 2.3%
Insurance - 2.3%
     Argonaut Group Inc. (b) (c)                              472                            14,176

HEALTH CARE - 6.6%
Healthcare Providers & Services - 3.1%
     ICU Medical Inc. (b)                                     216                            9,130
     Meridian Bioscience Inc. (c)                             404                            10,087
                                                                                             19,217
Pharmaceuticals - 3.5%
     Bentley Pharmaceuticals Inc. (b)                         340                            3,723
     HealthExtras Inc. (b) (c)                                615                            18,571
                                                                                             22,294
INDUSTRIALS - 8.4%
Aerospace & Defense - 1.8%
     AAR Corp. (b) (c)                                        513                            11,400

Building Materials - 1.7%
     Drew Industries Inc. (b)                                 326                            10,577

Electronics - 1.2%
     American Science & Engineering Inc. (b) (c)              133                            7,695

Engineering & Construction - 3.7%
     EMCOR Group Inc. (b)                                     483                            23,505

TECHNOLOGY - 10.5%
Computers - 6.0%
     Electronics for Imaging Inc. (b) (c)                     854                            17,836
     M-Systems Flash Disk Pioneers Ltd. (b) (c)               568                            16,839
     Sigma Designs Inc. (b) (c)                               335                            3,161
                                                                                             37,834
Semiconductors - 1.1%
     Standard Microsystems Corp. (b)                          325                            7,089

Software - 3.4%
     THQ Inc. (b) (c)                                         979                            21,141

     Total Common Stocks (cost $595,790)                                                     627,845

SHORT TERM INVESTMENTS - 10.2%
Money Market Funds - 0.3%
     JNL Money Market Fund, 5.03% (a) (d)                     2,176                          2,176

Securities Lending Collateral - 9.9%
     Mellon GSL Delaware Business Trust Collateral Fund (d)   62,144                         62,144

     Total Short Term Investments (cost $64,320)                                             64,320

Total Investments - 110.1% (cost $660,110)                                                   692,165
Other Assets and Liabilities, Net -  (10.1%)                                                 (63,500)
Total Net Assets - 100%                                                                      $628,665

JNL/Mellon Capital Management Technology Sector Fund
COMMON STOCKS - 100.3%
COMMUNICATIONS - 30.6%
E - Commerce - 0.1%
     Agile Software Corp. (b)                                 1                              $6
     Ariba Inc. (b)                                           2                              14
     webMethods Inc. (b)                                      1                              11
                                                                                             31
Internet - 10.2%
     Akamai Technologies Inc. (b)                             3                              115
     Avocent Corp. (b)                                        1                              28
     Check Point Software Technologies Ltd. (b)               4                              66
     Digital River Inc. (b)                                   1                              34
     Earthlink Inc. (b)                                       3                              23
     Entrust Inc. (b)                                         1                              4
     Equinix Inc. (b)                                         -                              24
     F5 Networks Inc. (b)                                     1                              44
     Google Inc. - Class A (b)                                4                              1,885
     Infospace Inc. (b)                                       1                              15
     Internet Security Systems (b)                            1                              15
     Interwoven Inc. (b)                                      1                              6
     Keynote Systems Inc. (b)                                 -                              3
     McAfee Inc. (b)                                          4                              86
     Openwave Systems Inc. (b)                                2                              23
     RealNetworks Inc. (b)                                    3                              27
     Redback Networks Inc. (b)                                1                              20
     RSA Security Inc. (b) (c)                                2                              44
     S1 Corp. (b)                                             1                              7
     SonicWALL Inc. (b)                                       1                              10
     Symantec Corp. (b)                                       22                             340
     TIBCO Software Inc. (b)                                  4                              29
     United Online Inc.                                       1                              16
     Verisign Inc. (b)                                        5                              120
     Vignette Corp. (b)                                       1                              7
     Websense Inc. (b)                                        1                              20
     Yahoo! Inc. (b)                                          28                             919
                                                                                             3,930
Telecommunications - 15.3%
     3Com Corp. (b)                                           8                              40
     Adaptec Inc. (b)                                         2                              10
     ADC Telecommunications Inc. (b)                          2                              41
     ADTRAN Inc.                                              1                              31
     Amdocs Ltd. (b)                                          4                              142
     Andrew Corp. (b)                                         3                              29
     Arris Group Inc. (b)                                     2                              30
     Avaya Inc. (b)                                           10                             114
     C-COR Inc. (b)                                           1                              7
     Ciena Corp. (b)                                          12                             60
     Cisco Systems Inc. (b)                                   129                            2,512
     Comverse Technology Inc. (b)                             4                              85
     Corning Inc. (b)                                         32                             783
     Extreme Networks Inc. (b)                                2                              8
     Finisar Corp. (b)                                        5                              18
     Foundry Networks Inc. (b)                                3                              27
     Harmonic Inc. (b)                                        1                              6
     Harris Corp.                                             3                              118
     JDS Uniphase Corp. (b) (c)                               34                             86
     Juniper Networks Inc. (b)                                12                             185
     Lucent Technologies Inc. (b) (c)                         94                             227
     Motorola Inc.                                            52                             1,051
     MRV Communications Inc. (b)                              3                              8
     Plantronics Inc.                                         1                              23
     Polycom Inc. (b)                                         2                              41
     Sonus Networks Inc. (b) (c)                              6                              27
     Sycamore Networks Inc. (b)                               4                              16
     Tekelec (b)                                              1                              16
     Tellabs Inc. (b)                                         9                              116
     UTStarcom Inc. (b) (c)                                   2                              17
                                                                                             5,876
Wireless Telecommunications - 5.1%
     American Tower Corp. (b)                                 9                              271
     Crown Castle International Corp. (b)                     4                              153
     Interdigital Communications Corp. (b)                    1                              38
     Qualcomm Inc.                                            35                             1,405
     RF Micro Devices Inc. (b)                                4                              25
     SBA Communications Corp. (b)                             2                              48
     Stratex Networks Inc. (b)                                2                              5
     Wireless Facilities Inc. (b)                             1                              3
                                                                                             1,948
CONSUMER, CYCLICAL - 2.0%
Distribution & Wholesale - 0.6%
     Brightpoint Inc. (b)                                     1                              11
     CDW Corp.                                                1                              72
     Ingram Micro Inc. - Class A (b)                          3                              54
     Tech Data Corp. (b)                                      1                              45
     United Stationers Inc. (b)                               1                              33
                                                                                             215
Entertainment - 0.1%
     Macrovision Corp. (b)                                    1                              24

Home Furnishings - 0.0%
     Audiovox Corp. (b)                                       -                              6

Office & Business Equipment - 1.3%
     IKON Office Solutions Inc.                               2                              26
     Pitney Bowes Inc.                                        5                              195
     Xerox Corp. (b)                                          19                             268
                                                                                             489
Retail - 0.0%
     Insight Enterprises Inc. (b)                             1                              18

INDUSTRIALS - 0.2%
Diversified Machinery - 0.0%
     Presstek Inc. (b) (c)                                    1                              6

Electronics - 0.1%
     Cymer Inc. (b)                                           1                              36

Engineering & Construction - 0.0%
     Dycom Industries Inc. (b)                                1                              17

Machinery - 0.1%
     Intermec Inc. (b)                                        1                              23

TECHNOLOGY - 67.3%
Computers - 25.5%
     Advanced Digital Information Corp. (b)                   1                              13
     Agilysis Inc.                                            1                              9
     Apple Computer Inc. (b)                                  18                             1,015
     Brocade Communications Systems Inc. (b)                  6                              35
     CACI International Inc. - Class A (b)                    1                              37
     Cadence Design Systems Inc. (b) (c)                      6                              104
     Ciber Inc. (b)                                           1                              6
     Cognizant Technology Solutions Corp. (b)                 3                              198
     Computer Sciences Corp. (b)                              4                              186
     Dell Inc. (b)                                            42                             1,023
     Diebold Inc.                                             2                              63
     DST Systems Inc. (b)                                     1                              72
     Electronic Data Systems Corp.                            11                             265
     Electronics for Imaging Inc. (b)                         1                              23
     EMC Corp. (b)                                            49                             542
     Gateway Inc. (b)                                         5                              10
     Hewlett-Packard Co.                                      58                             1,848
     Hutchinson Technology Inc. (b) (c)                       -                              11
     Imation Corp.                                            1                              27
     InFocus Corp. (b)                                        1                              2
     Intergraph Corp. (b)                                     1                              20
     International Business Machines Corp.                    32                             2,490
     Jack Henry & Associates Inc.                             2                              31
     Komag Inc. (b)                                           1                              25
     Kronos Inc. (b)                                          1                              25
     Lexmark International Inc. (b)                           2                              124
     McData Corp. - Class A (b) (c)                           3                              11
     Mentor Graphics Corp. (b)                                2                              21
     Mercury Computer Systems Inc. (b)                        -                              8
     Micros Systems Inc. (b)                                  1                              33
     M-Systems Flash Disk Pioneers Ltd. (b)                   1                              21
     NCR Corp. (b)                                            4                              142
     Network Appliance Inc. (b)                               8                              273
     Palm Inc. (b)                                            2                              29
     Perot Systems Corp. (b)                                  2                              28
     Quantum Corp. (b)                                        4                              9
     Radisys Corp. (b)                                        -                              9
     Reynolds & Reynolds Co. - Class A                        1                              40
     SanDisk Corp. (b)                                        4                              208
     Seagate Technology (b)                                   11                             252
     Silicon Storage Technology Inc. (b)                      2                              8
     SRA International Inc. - Class A (b)                     1                              21
     Sun Microsystems Inc. (b)                                73                             304
     Synopsys Inc. (b)                                        3                              59
     Trident Microsystems Inc. (b)                            1                              19
     Unisys Corp. (b)                                         7                              45
     Western Digital Corp. (b)                                5                              90
                                                                                             9,834
Data Processing - 0.3%
     CSG Systems International Inc. (b)                       1                              26
     Fair Isaac Corp.                                         1                              52
     Filenet Corp. (b)                                        1                              24
                                                                                             102
Semiconductors - 21.6%
     Actel Corp. (b)                                          1                              7
     Advanced Micro Devices Inc. (b)                          10                             247
     Agere Systems Inc. (b)                                   4                              53
     Altera Corp. (b)                                         7                              131
     Amkor Technology Inc. (b)                                2                              20
     Analog Devices Inc.                                      8                              249
     Applied Materials Inc.                                   33                             540
     Applied Micro Circuits Corp. (b)                         7                              19
     Asyst Technologies Inc. (b)                              1                              7
     Atmel Corp. (b)                                          9                              52
     ATMI Inc. (b) (c)                                        1                              19
     Axcelis Technologies Inc. (b)                            2                              12
     Broadcom Corp. - Class A (b)                             10                             293
     Brooks Automation Inc. (b)                               2                              19
     Cabot Microelectronics Corp. (b)                         -                              13
     Cirrus Logic Inc. (b)                                    2                              14
     Cohu Inc.                                                -                              6
     Conexant Systems Inc. (b)                                10                             25
     Credence Systems Corp. (b)                               2                              6
     Cree Inc. (b)                                            2                              38
     Cypress Semiconductor Corp. (b) (c)                      3                              41
     DSP Group Inc. (b)                                       1                              15
     Emulex Corp. (b)                                         2                              29
     Exar Corp. (b)                                           1                              11
     Fairchild Semiconductor International Inc. (b)           3                              45
     Formfactor Inc. (b)                                      1                              38
     Freescale Semiconductor Inc. - Class A (b)               3                              86
     Freescale Semiconductor Inc. - Class B (b)               6                              165
     Integrated Device Technology Inc. (b)                    4                              62
     Intel Corp.                                              122                            2,305
     International Rectifier Corp. (b)                        1                              58
     Intersil Corp.                                           3                              70
     Kla-Tencor Corp.                                         4                              176
     Kopin Corp. (b)                                          1                              5
     Kulicke & Soffa Industries Inc. (b)                      1                              9
     Lam Research Corp. (b)                                   3                              133
     Lattice Semiconductor Corp. (b)                          2                              14
     Linear Technology Corp. (c)                              6                              213
     LSI Logic Corp. (b)                                      8                              73
     LTX Corp. (b)                                            1                              9
     Marvell Tech Group Ltd. (b)                              5                              214
     Maxim Integrated Products Inc.                           7                              217
     MEMC Electronic Materials Inc. (b)                       3                              119
     Micrel Inc. (b)                                          1                              13
     Microchip Technology Inc.                                4                              147
     Micron Technology Inc. (b)                               15                             228
     Microsemi Corp. (b)                                      1                              33
     Mindspeed Technologies Inc. (b) (c)                      2                              5
     National Semiconductor Corp.                             7                              171
     Novellus Systems Inc. (b)                                3                              66
     Nvidia Corp. (b)                                         7                              158
     Omnivision Technologies Inc. (b)                         1                              22
     Photronics Inc. (b)                                      1                              11
     PMC - Sierra Inc. (b)                                    4                              39
     Power Integrations Inc. (b)                              1                              10
     QLogic Corp. (b)                                         3                              60
     Rambus Inc. (b) (c)                                      2                              46
     Semtech Corp. (b)                                        2                              24
     Silicon Image Inc. (b)                                   2                              17
     Silicon Laboratories Inc. (b)                            1                              37
     Sirf Technology Holdings Inc. (b)                        1                              29
     Skyworks Solutions Inc. (b)                              4                              20
     Teradyne Inc. (b)                                        4                              59
     Tessera Technologies Inc. (b)                            1                              24
     Texas Instruments Inc.                                   33                             985
     Transmeta Corp. (b) (c)                                  3                              6
     Triquint Semiconductor Inc. (b)                          3                              13
     Ultratech Inc. (b)                                       -                              7
     Varian Semiconductor Equipment Associates Inc. (b)       1                              37
     Xilinx Inc.                                              7                              167
     Zoran Corp. (b)                                          1                              22
                                                                                             8,333
Software - 19.9%
     Actuate Corp. (b)                                        1                              5
     Adobe Systems Inc. (b)                                   13                             382
     Advent Software Inc. (b)                                 1                              18
     Ansys Inc. (b)                                           1                              31
     Autodesk Inc. (b)                                        5                              169
     BEA Systems Inc. (b)                                     8                              108
     BMC Software Inc. (b)                                    5                              110
     Borland Software Corp. (b)                               1                              7
     CA Inc.                                                  10                             199
     Cerner Corp. (b) (c)                                     1                              48
     Citrix Systems Inc. (b)                                  4                              151
     Compuware Corp. (b)                                      7                              49
     Dendrite International Inc. (b)                          1                              9
     Hyperion Solutions Corp. (b)                             1                              34
     Informatica Corp. (b)                                    2                              25
     Inter-Tel Inc.                                           -                              8
     Intuit Inc. (b)                                          3                              203
     JDA Software Group Inc. (b)                              1                              10
     Keane Inc. (b)                                           1                              12
     Microsoft Corp.                                          190                            4,420
     MRO Software Inc. (b)                                    -                              8
     NetIQ Corp. (b)                                          1                              11
     Novell Inc. (b)                                          7                              49
     Nuance Communications Inc. (b)                           3                              30
     Oracle Corp. (b)                                         85                             1,239
     Packeteer Inc. (b)                                       1                              8
     Parametric Technology Corp. (b)                          2                              29
     Progress Software Corp. (b)                              1                              19
     Quest Software Inc. (b)                                  1                              17
     Red Hat Inc. (b) (c)                                     4                              91
     Salesforce.com Inc. (b)                                  2                              44
     Sybase Inc. (b)                                          2                              36
     Transaction Systems Architects Inc. (b)                  1                              31
     VeriFone Holdings Inc. (b)                               1                              25
     Wind River Systems Inc. (b)                              2                              14
                                                                                             7,649
UTILITIES - 0.2%
Electric - 0.2%
     American Power Conversion Corp.                          4                              75

     Total Common Stocks (cost $39,057)                                                      38,612

SHORT TERM INVESTMENTS - 2.3%
Securities Lending Collateral - 2.3%
     Mellon GSL Delaware Business Trust Collateral Fund (d)   903                            903

     Total Short Term Investments (cost $903)                                                903

Total Investments - 102.6% (cost $39,960)                                                    39,515
Other Assets and Liabilities, Net -  (2.6%)                                                  (987)
Total Net Assets - 100%                                                                      $38,528

JNL/Mellon Capital Management VIP Fund
COMMON STOCKS - 99.9%
BASIC MATERIALS - 0.3%
Iron & Steel - 0.3%
     Ryerson Inc.                                             37                             $1,002

COMMUNICATIONS - 14.0%
Internet - 4.8%
     Digital Insight Corp. (b)                                50                             1,726
     Google Inc. - Class A (b)                                33                             13,701
                                                                                             15,427

Telecommunications - 8.8%
     BT Group Plc                                             705                            3,120
     Deutsche Telekom AG                                      163                            2,629
     France Telecom SA                                        110                            2,373
     Royal KPN NV                                             270                            3,036
     Telecom Italia SpA                                       935                            2,605
     Telefonica SA                                            180                            2,997
     Verizon Communications Inc.                              361                            12,084
                                                                                             28,844
Wireless Telecommunications - 0.4%
     NII Holdings Inc. - Class B (b)                          24                             1,354

CONSUMER, CYCLICAL - 8.1%
Apparel - 1.3%
     Guess ? Inc. (b)                                         15                             620
     Nike Inc. - Class B                                      36                             2,889
     Steven Madden Ltd.                                       30                             885
                                                                                             4,394
Beverages - 1.2%
     Brown-Forman Corp. - Class B                             9                              661
     Diageo Plc                                               186                            3,136
                                                                                             3,797
Distribution & Wholesale - 1.2%
     LKQ Corp. (b)                                            73                             1,386
     Watsco Inc.                                              44                             2,604
                                                                                             3,990
Lodging - 0.7%
     Orient-Express Hotels Ltd.                               57                             2,229

Retail - 3.7%
     Chico's FAS Inc. (b) (c)                                 48                             1,288
     Dress Barn Inc. (b) (c)                                  27                             697
     Hibbett Sporting Goods Inc. (b)                          52                             1,239
     JOS A Bank Clothiers Inc. (b) (c)                        24                             582
     Pantry Inc. (b)                                          32                             1,855
     Papa John's International Inc. (b)                       48                             1,608
     RadioShack Corp. (c)                                     23                             329
     Select Comfort Corp. (b) (c)                             76                             1,747
     Yum! Brands Inc.                                         52                             2,621
                                                                                             11,966
CONSUMER, NON-CYCLICAL - 3.8%
Commercial Services - 2.0%
     Chemed Corp.                                             38                             2,048
     Moody's Corp.                                            74                             4,038
     Robert Half International Inc.                           14                             596
                                                                                             6,682
Cosmetics & Personal Care - 1.4%
     Colgate-Palmolive Co.                                    75                             4,487

Household Products - 0.4%
     Clorox Co.                                               22                             1,327

ENERGY - 20.5%
Coal - 1.6%
     Arch Coal Inc. (c)                                       34                             1,448
      Peabody Energy Corp. (c)                                69                             3,835
                                                                                             5,283
Oil & Gas - 18.9%
     Atlas America Inc. (b) (c)                               30                             1,323
     Atwood Oceanics Inc. (b)                                 45                             2,221
     BJ Services Co.                                          116                            4,318
     Chesapeake Enegy Corp. (c)                               96                             2,889
     Core Laboratories NV (b)                                 38                             2,313
     Edge Petroleum Corp. (b)                                 26                             516
     ENI SpA                                                  99                             2,905
     EOG Resources Inc.                                       63                             4,374
     Exxon Mobil Corp.                                        194                            11,871
     Goodrich Petroleum Corp. (b) (c)                         36                             1,026
     Helix Energy Solutions Group Inc. (b)                    21                             838
     Hugoton Royalty Trust (c)                                5                              151
     KCS Energy Inc. (b)                                      74                             2,189
     Lone Star Technologies Inc. (b)                          45                             2,406
     Oil States International Inc. (b) (c)                    72                             2,465
     Patterson-UTI Energy Inc.                                25                             722
     PetroHawk Energy Corp. (b)                               108                            1,358
     Petroquest Energy Inc. (b)                               68                             838
     Royal Dutch Shell Plc - Class A                          90                             3,014
     Southwestern Energy Co. (b)                              43                             1,351
     Sunoco Inc.                                              13                             930
     Swift Energy Co. (b)                                     42                             1,800
     Tetra Technologies Inc. (b)                              101                            3,059
     Veritas DGC Inc. (b)                                     50                             2,604
     XTO Energy Inc.                                          94                             4,181
                                                                                             61,662
FINANCIALS - 18.2%
Banks - 5.5%
     ABN AMRO Holding NV                                      105                            2,863
     Barclays Plc                                             257                            2,923
     Danske Bank A/S                                          77                             2,926
     HSBC Holdings Plc                                        168                            2,964
     Lloyds TSB Group Plc                                     322                            3,161
     Sanpaolo IMI SpA                                         173                            3,061
                                                                                             17,898
Diversified Financial Services - 6.8%
     Citigroup Inc.                                           224                            10,803
     JPMorgan Chase & Co.                                     274                            11,501
                                                                                             22,304
Insurance - 5.9%
     Argonaut Group Inc. (b)                                  44                             1,319
     Assurances Generales de France                           28                             3,252
     Aviva Plc                                                223                            3,155
     ING Groep NV - ADR                                       79                             3,100
     Progressive Corp.                                        197                            5,068
     Safeco Corp.                                             31                             1,729
     WR Berkley Corp.                                         49                             1,689
                                                                                             19,312
HEALTH CARE - 9.5%
Biotechnology - 3.5%
     Amgen Inc. (b)                                           172                            11,237

Healthcare Providers & Services - 0.7%
     ICU Medical Inc. (b)                                     20                             833
     LCA-Vision Inc. (c)                                      11                             591
     Meridian Bioscience Inc.                                 39                             967
                                                                                             2,391
Pharmaceuticals - 5.3%
     Bentley Pharmaceuticals Inc. (b) (c)                     30                             331
     Biovail Corp.                                            42                             973
     Express Scripts Inc. (b)                                 97                             6,993
     Forest Laboratories Inc. (b)                             83                             3,220
     Gilead Sciences Inc. (b)                                 70                             4,136
     HealthExtras Inc. (b)                                    58                             1,743
                                                                                             17,396
INDUSTRIALS - 5.7%
Aerospace & Defense - 0.3%
     AAR Corp. (b) (c)                                        48                             1,069

Building Materials - 0.3%
     Drew Industries Inc. (b)                                 31                             990

Diversified Machinery - 0.3%
     Rockwell Automation Inc.                                 15                             1,089

Electronics - 0.9%
     American Science & Engineering Inc. (b) (c)              12                             717
     Applera Corp. - Applied Biosystems Group                 47                             1,523
     Plexus Corp. (b) (c)                                     24                             837
                                                                                             3,077
Engineering & Construction - 1.1%
     EMCOR Group Inc. (b)                                     45                             2,206
     McDermott International Inc. (b)                         28                             1,254
                                                                                             3,460
Machinery - 0.7%
     JLG Industries Inc.                                      27                             613
     Joy Global Inc.                                          31                             1,637
                                                                                             2,250
Manufacturing - 1.6%
     3M Corp.                                                 64                             5,130

Transportation - 0.5%
     CH Robinson Worldwide Inc.                               29                             1,558

TECHNOLOGY - 17.3%
Computers - 7.8%
     Apple Computer Inc. (b)                                  315                            17,995
     Electronics for Imaging Inc. (b)                         79                             1,655
     Intergraph Corp. (b)                                     11                             336
     M-Systems Flash Disk Pioneers Ltd. (b) (c)               53                             1,584
     SanDisk Corp. (b)                                        72                             3,673
     Sigma Designs Inc. (b) (c)                               30                             282
                                                                                             25,525
Semiconductors - 5.4%
     Intel Corp.                                              436                            8,256
     Lam Research Corp. (b) (c)                               21                             961
     National Semiconductor Corp.                             145                            3,458
     Nvidia Corp. (b)                                         143                            3,039
     QLogic Corp. (b)                                         68                             1,177
     Standard Microsystems Corp. (b)                          30                             661
                                                                                             17,552
Software - 4.1%
     Adobe Systems Inc. (b)                                   69                             2,107
     Autodesk Inc. (b)                                        34                             1,189
     Cerner Corp. (b) (c)                                     20                             734
     Citrix Systems Inc. (b)                                  27                             1,066
     Intuit Inc. (b) (c)                                      103                            6,217
     THQ Inc. (b)                                             92                             1,980
                                                                                             13,293
UTILITIES - 2.5%
Electric - 2.5%
     Edison International Inc.                                12                             477
     Enel SpA                                                 345                            2,974
     National Grid Plc                                        276                            2,990
     PPL Corp.                                                15                             469
     TXU Corp.                                                18                             1,091
                                                                                             8,001

     Total Common Stocks (cost $325,163)                                                     325,976

SHORT TERM INVESTMENTS - 8.1%
Money Market Funds - 0.7%
     JNL Money Market Fund, 5.03% (a) (d)                     2,357                          2,357

Securities Lending Collateral - 7.4%
     Mellon GSL Delaware Business Trust Collateral Fund (d)   24,240                         24,240

     Total Short Term Investments (cost $26,597)                                             26,597

Total Investments - 108.0% (cost $351,760)                                                   352,573
Other Assets and Liabilities, Net -  (8.0%)                                                  (26,238)
Total Net Assets - 100%                                                                      $326,335

JNL/Mellon Capital Management Value Line 25 Fund
COMMON STOCKS - 99.9%
CONSUMER, CYCLICAL - 6.0%
Apparel - 1.2%
     Guess ? Inc. (b)                                         187                            $7,806

Distribution & Wholesale - 1.0%
     Watsco Inc.                                              111                            6,652

Retail - 3.8%
     Chico's FAS Inc. (b) (c)                                 580                            15,636
     Dress Barn Inc. (b) (c)                                  345                            8,738
                                                                                             24,374
ENERGY - 42.7%
Coal - 10.1%
     Arch Coal Inc.                                           415                            17,574
     Peabody Energy Corp.                                     844                            47,057
                                                                                             64,631
Oil & Gas - 32.6%
     BJ Services Co. (c)                                      1,040                          38,758
     Chesapeake Enegy Corp. (c)                               1,178                          35,637
     EOG Resources Inc. (c)                                   776                            53,793
     Helix Energy Solutions Group Inc. (b) (c)                249                            10,045
     Hugoton Royalty Trust                                    68                             2,010
     Southwestern Energy Co. (b)                              537                            16,735
     XTO Energy Inc. (c)                                      1,166                          51,636
                                                                                             208,614
FINANCIALS - 3.3%
Insurance - 3.3%
     WR Berkley Corp.                                         615                            20,973

HEALTH CARE - 8.3%
Healthcare Providers & Services - 1.2%
     LCA-Vision Inc. (c)                                      140                            7,397

Pharmaceuticals - 7.1%
     Biovail Corp.                                            511                            11,964
     Express Scripts Inc. (b)                                 468                            33,549
                                                                                             45,513
INDUSTRIALS - 8.4%
Electronics - 1.6%
     Plexus Corp. (b)                                         294                            10,046

Engineering & Construction - 2.5%
     McDermott International Inc. (b)                         346                            15,714


Machinery - 4.3%
     JLG Industries Inc.                                      330                            7,432
     Joy Global Inc. (c)                                      390                            20,330
                                                                                             27,762
TECHNOLOGY - 31.2%
Computers - 26.1%
     Apple Computer Inc. (b)                                  2,325                          132,813
     Intergraph Corp. (b)                                     133                            4,198
     SanDisk Corp. (b) (c)                                    591                            30,153
                                                                                             167,164
Semiconductors - 3.7%
     Nvidia Corp. (b)                                         1,100                          23,414

Software - 1.4%
     Cerner Corp. (b) (c)                                     246                            9,115

     Total Common Stocks (cost $659,432)                                                     639,175

SHORT TERM INVESTMENTS - 11.4%
Money Market Funds - 0.7%
     JNL Money Market Fund, 5.03% (a) (d)                     4,794                          4,794

Securities Lending Collateral - 10.7%
     Mellon GSL Delaware Business Trust Collateral Fund (d)   68,338                         68,338

     Total Short Term Investments (cost $73,132)                                             73,132

Total Investments - 111.3% (cost $732,564)                                                   712,307
Other Assets and Liabilities, Net -  (11.3%)                                                 (71,713)
Total Net Assets - 100%                                                                      $640,594

JNL/Mellon Capital Management Dow(SM) 10 Fund (NY)
COMMON STOCKS - 99.6%
BASIC MATERIALS - 8.9%
Chemicals - 8.9%
     EI Du Pont de Nemours & Co.                              43                             $1,780

COMMUNICATIONS - 20.6%
Telecommunications - 20.6%
     AT&T Inc.                                                74                             2,074
     Verizon Communications Inc.                              60                             2,024
                                                                                             4,098
CONSUMER, CYCLICAL - 14.0%
Automobiles - 14.0%
     General Motors Corp. (c)                                 94                             2,792

CONSUMER, NON-CYCLICAL - 9.0%
Tobacco - 9.0%
     Altria Group Inc.                                        24                             1,789

FINANCIALS - 18.8%
Diversified Financial Services - 18.8%
     Citigroup Inc.                                           37                             1,804
     JPMorgan Chase & Co.                                     46                             1,927
                                                                                             3,731
HEALTH CARE - 19.7%
Pharmaceuticals - 19.7%
     Merck & Co. Inc.                                         57                             2,085
     Pfizer Inc.                                              78                             1,826
                                                                                             3,911
INDUSTRIALS - 8.6%
Manufacturing - 8.6%
     General Electric Corp.                                   52                             1,712

     Total Common Stocks (cost $18,690)                                                      19,813

SHORT TERM INVESTMENTS - 13.5%
Money Market Funds - 0.4%
     JNL Money Market Fund, 5.03% (a) (d)                     66                             66

Securities Lending Collateral - 13.1%
     Mellon GSL Delaware Business Trust Collateral Fund (d)   2,606                          2,606

     Total Short Term Investments (cost $2,672)                                              2,672

Total Investments - 113.1% (cost $21,362)                                                    22,485
Other Assets and Liabilities, Net -  (13.1%)                                                 (2,600)
Total Net Assets - 100%                                                                      $19,885

JNL/Mellon Capital Management Dow(SM) Dividend Fund (NY)
COMMON STOCKS - 99.9%
BASIC MATERIALS - 4.9%
Forest Products & Paper - 4.9%
     MeadWestvaco Corp.                                       15                             $432

COMMUNICATIONS - 4.9%
Telecommunications - 4.9%
     Alltel Corp.                                             7                              439

CONSUMER, CYCLICAL - 7.5%
Automobiles - 7.5%
     General Motors Corp. (c)                                 22                             669

ENERGY - 17.2%
Oil & Gas - 17.2%
     Chevron Corp.                                            8                              477
     Marathon Oil Corp.                                       7                              595
     NiSource Inc.                                            21                             456
                                                                                             1,528
FINANCIALS - 35.1%
Banks - 35.1%
     BB&T Corp.                                               10                             432
     Colonial BancGroup Inc.                                  18                             470
     Comerica Inc.                                            8                              398
     Keycorp                                                  13                             472
     National City Corp.                                      13                             470
     Regions Financial Corp.                                  13                             423
     SunTrust Banks Inc.                                      6                              457
                                                                                             3,122
HEALTH CARE - 4.9%
Pharmaceuticals - 4.9%
     Pfizer Inc.                                              19                             439

UTILITIES - 25.4%
Electric - 25.4%
     Energy East Corp.                                        19                             457
     Entergy Corp.                                            6                              449
     FirstEnergy Corp.                                        9                              483
     Northeast Utilities                                      22                             457
     Pinnacle West Capital Corp.                              10                             419
                                                                                             2,265

     Total Common Stocks (cost $8,552)                                                       8,894

SHORT TERM INVESTMENTS - 7.5%
Money Market Funds - 0.8%
     JNL Money Market Fund, 5.03% (a) (d)                     72                             72

Securities Lending Collateral - 6.7%
     Mellon GSL Delaware Business Trust Collateral Fund (d)   596                            596

     Total Short Term Investments (cost $668)                                                668

Total Investments - 107.4% (cost $9,220)                                                     9,562
Other Assets and Liabilities, Net -  (7.4%)                                                  (656)
Total Net Assets - 100%                                                                      $8,906

JNL/Mellon Capital Management Global 15 Fund (NY)
COMMON STOCKS - 99.6%
COMMUNICATIONS - 25.8%
Telecommunications - 20.0%
     AT&T Inc.                                                60                             $1,682
     BT Group Plc                                             386                            1,709
     Verizon Communications Inc.                              49                             1,643
                                                                                             5,034
Wireless Telecommunications - 5.8%
     Vodafone Group Plc                                       684                            1,457

CONSUMER, CYCLICAL - 20.9%
Airlines - 5.9%
     Cathay Pacific Airways Ltd.                              843                            1,476

Automobiles - 15.0%
     General Motors Corp. (c)                                 76                             2,266
     GKN Plc                                                  299                            1,509
                                                                                             3,775
CONSUMER, NON-CYCLICAL - 14.6%
Commercial Services - 7.1%
     COSCO Pacific Ltd.                                       805                            1,783

Food - 7.5%
     Compass Group Plc                                        390                            1,893

FINANCIALS - 25.7%
Banks - 6.0%
     BOC Hong Kong Holdings Ltd.                              769                            1,505

Diversified Financial Services - 6.2%
     Citic Pacific Ltd.                                       534                            1,575

Insurance - 6.8%
     Royal & Sun Alliance Insurance Group                     684                            1,702

Real Estate - 6.7%
     Hang Lung Properties Ltd.                                947                            1,694

HEALTH CARE - 12.6%
Pharmaceuticals - 12.6%
     Merck & Co. Inc.                                         46                             1,693
     Pfizer Inc.                                              63                             1,487
                                                                                             3,180

     Total Common Stocks (cost $22,545)                                                      25,074

SHORT TERM INVESTMENTS - 12.7%
Money Market Funds - 0.3%
     JNL Money Market Fund, 5.03% (a) (d)                     82                             82

Securities Lending Collateral - 12.4%
     Mellon GSL Delaware Business Trust Collateral Fund (d)   3,131                          3,131

     Total Short Term Investments (cost $3,213)                                              3,213

Total Investments - 112.3% (cost $25,758)                                                    28,287
Other Assets and Liabilities, Net -  (12.3%)                                                 (3,104)
Total Net Assets - 100%                                                                      $25,183

JNL/Mellon Capital Management Nasdaq 15 Fund (NY)
COMMON STOCKS - 99.6%
COMMUNICATIONS - 29.5%
Internet - 26.9%
     Google Inc. - Class A (b)                                1                              $595

Wireless Telecommunications - 2.6%
     NII Holdings Inc. - Class B (b)                          1                              58

ENERGY - 1.4%
Oil & Gas - 1.4%
     Patterson-UTI Energy Inc.                                1                              32

HEALTH CARE - 33.3%
Biotechnology - 22.0%
     Amgen Inc. (b)                                           7                              486

Pharmaceuticals - 11.3%
     Express Scripts Inc. (b)                                 1                              72
     Gilead Sciences Inc. (b)                                 3                              179
                                                                                             251
INDUSTRIALS - 3.0%
Transportation - 3.0%
     CH Robinson Worldwide Inc.                               1                              67

TECHNOLOGY - 32.4%
Computers - 16.5%
     Apple Computer Inc. (b)                                  5                              312
     SanDisk Corp. (b)                                        1                              53
                                                                                             365
Semiconductors - 4.1%
     Lam Research Corp. (b)                                   1                              41
     Nvidia Corp. (b)                                         2                              49
                                                                                             90
Software - 11.8%
     Adobe Systems Inc. (b)                                   3                              91
     Autodesk Inc. (b)                                        2                              52
     Citrix Systems Inc. (b)                                  1                              45
     Intuit Inc. (b)                                          1                              73
                                                                                             261

     Total Common Stocks (cost $2,367)                                                       2,205

SHORT TERM INVESTMENTS - 0.0%
Money Market Funds - 0.0%
     JNL Money Market Fund, 5.03% (a) (d)                     1                              1

     Total Short Term Investments (cost $1)                                                  1

Total Investments - 99.6% (cost $2,368)                                                      2,206
Other Assets and Liabilities, Net - 0.4%                                                     9
Total Net Assets - 100%                                                                      $2,215

JNL/Mellon Capital Management S&P(r) 10 Fund (NY)
COMMON STOCKS - 99.7%
CONSUMER, NON-CYCLICAL - 8.4%
Commercial Services - 8.4%
     McKesson Corp.                                           49                             $2,318

ENERGY - 47.0%
Oil & Gas - 47.0%
     Halliburton Co.                                          41                             3,040
     Hess Corp. (c)                                           60                             3,175
     Marathon Oil Corp.                                       42                             3,467
     Valero Energy Corp.                                      49                             3,271
                                                                                             12,953
FINANCIALS - 18.3%
Diversified Financial Services - 9.4%
     Lehman Brothers Holdings Inc.                            40                             2,579

Insurance - 8.9%
     AON Corp.                                                71                             2,459

HEALTH CARE - 15.7%
Healthcare Providers & Services - 7.8%
     Aetna Inc.                                               54                             2,142

Pharmaceuticals - 7.9%
     Express Scripts Inc. (b)                                 30                             2,173

INDUSTRIALS - 10.3%
Transportation - 10.3%
     Burlington Northern Santa Fe Corp.                       36                             2,840

     Total Common Stocks (cost $24,521)                                                      27,463

SHORT TERM INVESTMENTS - 1.8%
Securities Lending Collateral - 1.8%
     Mellon GSL Delaware Business Trust Collateral Fund (d)   502                            502

     Total Short Term Investments (cost $502)                                                502

Total Investments - 101.5% (cost $25,023)                                                    27,965
Other Assets and Liabilities, Net -  (1.5%)                                                  (423)
Total Net Assets - 100%                                                                      $27,542


JNL/Mellon Capital Management S&P(r) 24 Fund (NY)
COMMON STOCKS - 98.7%
CONSUMER, CYCLICAL - 12.8%
Apparel - 5.7%
     Nike Inc. - Class B                                      1                              $61

Beverages - 1.3%
     Brown-Forman Corp. - Class B                             -                              14

Retail - 5.8%
     RadioShack Corp.                                         1                              7
     Yum! Brands Inc.                                         1                              55
                                                                                             62
CONSUMER, NON-CYCLICAL - 20.4%
Commercial Services - 9.0%
     Moody's Corp.                                            2                              84
     Robert Half International Inc.                           -                              12
                                                                                             96
Cosmetics & Personal Care - 8.8%
     Colgate-Palmolive Co.                                    2                              94

Household Products - 2.6%
     Clorox Co.                                               -                              28

ENERGY - 4.0%
Oil & Gas - 4.0%
     BJ Services Co.                                          1                              24
     Sunoco Inc.                                              -                              19
                                                                                             43
FINANCIALS - 13.3%
Insurance - 13.3%
     Progressive Corp.                                        4                              106
     Safeco Corp.                                             1                              37
                                                                                             143
HEALTH CARE - 11.4%
Pharmaceuticals - 11.4%
     Express Scripts Inc. (b)                                 1                              54
     Forest Laboratories Inc. (b)                             2                              68
                                                                                             122
INDUSTRIALS - 15.0%
Diversified Machinery - 2.1%
     Rockwell Automation Inc.                                 -                              22

Electronics - 2.9%
     Applera Corp. - Applied Biosystems Group                 1                              32

Manufacturing - 10.0%
     3M Corp.                                                 1                              108

TECHNOLOGY - 17.8%
Semiconductors - 9.0%
     National Semiconductor Corp.                             3                              72
     QLogic Corp. (b)                                         1                              25
                                                                                             97
Software - 8.8%
     Intuit Inc. (b)                                          2                              95

UTILITIES - 4.0%
Electric - 4.0%
     Edison International Inc.                                -                              10
     PPL Corp.                                                -                              10
     TXU Corp.                                                -                              23
                                                                                             43
     Total Common Stocks (cost $1,093)                                                       1,060

SHORT TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
     JNL Money Market Fund, 5.03% (a) (d)                     1                              1

     Total Short Term Investments (cost $1)                                                  1

Total Investments - 98.8% (cost $1,094)                                                      1,061
Other Assets and Liabilities, Net - 1.2%                                                     13
Total Net Assets - 100%                                                                      $1,074

JNL/Mellon Capital Management Value Line 25 Fund (NY)
COMMON STOCKS - 99.7%
CONSUMER, CYCLICAL - 6.0%
Apparel - 1.2%
     Guess ? Inc. (b)                                         14                             $566

Distribution & Wholesale - 1.0%
     Watsco Inc.                                              8                              482

Retail - 3.8%
     Chico's FAS Inc. (b) (c)                                 43                             1,148
     Dress Barn Inc. (b)                                      25                             641
                                                                                             1,789
ENERGY - 42.6%
Coal - 10.0%
     Arch Coal Inc.                                           30                             1,284
     Peabody Energy Corp.                                     62                             3,440
                                                                                             4,724
Oil & Gas - 32.6%
     BJ Services Co.                                          76                             2,833
     Chesapeake Enegy Corp. (c)                               86                             2,605
     EOG Resources Inc.                                       57                             3,932
     Helix Energy Solutions Group Inc. (b)                    18                             729
     Hugoton Royalty Trust                                    5                              152
     Southwestern Energy Co. (b)                              39                             1,224
     XTO Energy Inc.                                          85                             3,774
                                                                                             15,249
FINANCIALS - 3.3%
Insurance - 3.3%
     WR Berkley Corp.                                         45                             1,526

HEALTH CARE - 8.3%
Healthcare Providers & Services - 1.2%
     LCA-Vision Inc.                                          10                             546

Pharmaceuticals - 7.1%
     Biovail Corp.                                            38                             879
     Express Scripts Inc. (b)                                 34                             2,453
                                                                                             3,332
INDUSTRIALS - 8.3%
Electronics - 1.6%
     Plexus Corp. (b)                                         21                             735

Engineering & Construction - 2.4%
     McDermott International Inc. (b)                         25                             1,143

Machinery - 4.3%
     JLG Industries Inc.                                      24                             537
     Joy Global Inc.                                          28                             1,479
                                                                                             2,016
TECHNOLOGY - 31.2%
Computers - 26.1%
     Apple Computer Inc. (b)                                  170                            9,699
     Intergraph Corp. (b)                                     10                             305
     SanDisk Corp. (b)                                        43                             2,204
                                                                                             12,208
Semiconductors - 3.7%
     Nvidia Corp. (b)                                         80                             1,713

Software - 1.4%
     Cerner Corp. (b)                                         18                             670

     Total Common Stocks (cost $47,324)                                                      46,699

SHORT TERM INVESTMENTS - 8.3%
Securities Lending Collateral - 8.3%
     Mellon GSL Delaware Business Trust Collateral Fund (d)   3,885                          3,885

     Total Short Term Investments (cost $3,885)                                              3,885

Total Investments - 108.0% (cost $51,209)                                                    50,584
Other Assets and Liabilities, Net -  (8.0%)                                                  (3,753)
Total Net Assets - 100%                                                                      $46,831


(a) Dividend yield changes daily to reflect current market conditions.  Rate is the quoted yield as of June 30, 2006.
(b) Non-income producing security.
(c) All or portion of the security has been loaned.
(d) Investments in affiliates.  See Note 3 in the Notes to the Financial Statements.

Summary of Investments by Country:

              JNL/Mellon     JNL/Mellon        JNL/Mellon          JNL/Mellon      JNL/Mellon           JNL/Mellon
               Capital        Capital           Capital              Capital         Capital             Capital
              Management     Management        Management           Management      Management          Management
            Global 15 Fund   JNL 5 Fund       JNL Optimized 5       Select Small     VIP Fund        Global 15 Fund (NY)
                                                   Fund              Cap Fund


Bermuda               -%                 0.8%               -%              3.8%             0.7%             -%
Canada                -                  -                 0.4              -                0.3              -
Denmark               -                  -                 1.2              -                0.9              -
France                -                  -                 2.4              -                1.7              -
Germany               -                  -                 1.1              -                0.8              -
Hong Kong             31.9               6.6               4.8              -                -                31.9
Israel                -                  0.5               -                2.7              0.5              -
Italy                 -                  -                 4.9              -                3.5              -
Netherlands           -                  0.8               5.1              3.9              4.4              -
Spain                 -                  -                 1.3              -                0.9              -
United Kingdom        32.9               6.8               14.1             -                6.5              32.9
United States         35.2                84.5             64.7              89.6            79.8             35.2
Total Investments     100.0%             100.0%            100.0%           100.0%           100.0%           100.0%


Summary of Open Currency Contracts (in thousands):

     Currency       Settlement      Notional              Currency              Unrealized
     Purchased/Sold                 Date                  Amount                Value Gain/(Loss)

JNL/Mellon Capital Management Global 15 Fund
     GBP/USD        07/05/06        398 GBP          $      785                 $     1
                                                            785                       1
JNL/Mellon Capital Management JNL Oprimized 5 Fund
     DKK/USD        07/05/06        21 DKK           $      4                   $     -
     EUR/USD        07/05/06        33 EUR                  42                        -
     GBP/USD        07/05/06        22 EUR                  41                        -
                                                            87                        -
JNL/Mellon Capital Management VIP Fund
     GBP/USD        07/05/06         31 GBP          $      39                  $     -
                                                            39                        -

JNL VARIABLE FUNDS (UNAUDITED)
STATEMENTS OF ASSETS AND LIABILITIES (IN THOUSANDS, EXCEPT NET ASSET VALUE PER SHARE)
JUNE 30, 2006
                                                                              JNL VARIABLE FUND LLC
                                             ---------------------------------------------------------------------------------------
                                             ---------------------------------------------------------------------------------------

                                                  JNL/Mellon            JNL/Mellon         JNL/Mellon Capital       JNL/Mellon
                                                   Capital                Capital              Management             Capital
                                                  Management            Management              Consumer            Management
                                                      25              Communications          Brands Sector           Dow 10
ASSETS                                               Fund               Sector Fund               Fund                 Fund
                                               ------------------- ----------------------  -------------------- --------------------
                                               ------------------- ----------------------  -------------------- --------------------

Investments - unaffiliated, at value (a) (b)            $ 649,807               $ 29,763              $ 18,570            $ 657,831
Investments - affiliated, at value and cost                39,775                  4,365                 1,089               83,475
Cash                                                            1                      -                     -                    -
Foreign currency (c)                                            -                      -                     -                    -
Receivables:
   Dividends and interest                                   1,065                     10                     8                1,789
   Foreign taxes recoverable                                    -                      1                     -                    -
   Forward currency contracts                                   -                      -                     -                    -
   Fund shares sold                                           763                    270                     6                  939
   Investment securities sold                                   -                     98                    14                    -
                                               ------------------- ----------------------  -------------------- --------------------
                                               ------------------- ----------------------  -------------------- --------------------
TOTAL ASSETS                                              691,411                 34,507                19,687              744,034
                                               ------------------- ----------------------  -------------------- --------------------
                                               ------------------- ----------------------  -------------------- --------------------

LIABILITIES
Cash overdraft                                                  -                      -                     -                    -
Payables:
   Administrative fees                                         78                      3                     2                   78
   Advisory fees                                              151                      8                     6                  151
   Forward currency contracts                                   -                      -                     -                    -
   Fund shares redeemed                                       628                     27                     6                  587
   Investment securities purchased                          1,840                    141                    76                    -
   Managers fees                                                4                      -                     -                    4
   Other expenses                                               -                      3                     2                   15
   12b-1 service fees (Class A)                               104                      5                     3                  105
Return of collateral for securities loaned                 37,628                  4,286                   980               82,202
                                               ------------------- ----------------------  -------------------- --------------------
                                               ------------------- ----------------------  -------------------- --------------------
TOTAL LIABILITIES                                          40,433                  4,473                 1,075               83,142
                                               ------------------- ----------------------  -------------------- --------------------
                                               ------------------- ----------------------  -------------------- --------------------
NET ASSETS                                              $ 650,978               $ 30,034              $ 18,612            $ 660,892
                                               =================== ======================  ==================== ====================
                                               =================== ======================  ==================== ====================

NET ASSETS CONSIST OF:
Paid-in capital                                         $ 617,803               $ 25,699              $ 17,553            $ 645,201
Undistributed (excess of distributions over)
   net investment income                                    6,160                    876                    58                    -
Accumulated net realized gain                               9,872                  3,076                   308                    -
Net unrealized appreciation or depreciation
   on investments and foreign currency
   related transactions                                    17,143                    383                   693               15,691
                                               ------------------- ----------------------  -------------------- --------------------
                                               ------------------- ----------------------  -------------------- --------------------
                                                        $ 650,978               $ 30,034              $ 18,612            $ 660,892
                                               =================== ======================  ==================== ====================
                                               =================== ======================  ==================== ====================

CLASS A
Net assets                                              $ 626,628               $ 29,899              $ 18,505            $ 660,892
Shares outstanding (no par value),
   unlimited shares authorized                             49,065                  5,823                 1,620               60,770
Net asset value per share                                 $ 13.26                 $ 5.13               $ 11.43              $ 10.88
                                               =================== ======================  ==================== ====================
                                               =================== ======================  ==================== ====================

CLASS B
Net assets                                                  $ 227                  $ 135                 $ 107          n/a
Shares outstanding (no par value),
   unlimited shares authorized                                 17                     27                     9          n/a
Net asset value per share                                 $ 13.26                 $ 5.10               $ 11.49          n/a
---------------------------------------------  =================== ======================  ====================
---------------------------------------------  =================== ======================  ====================

(a) Including securities on loan of:                     $ 36,712                $ 3,985                 $ 929             $ 80,558
(b) Investments - unaffiliated, at cost                   631,701                 29,380                17,877              642,140
(c) Foreign currency, at cost                                -                      -                     -                   -



                                             ------------------------------------------------------------------------
                                             ------------------------------------------------------------------------

                                                    JNL/Mellon              JNL/Mellon               JNL/Mellon
                                                      Capital                 Capital                 Capital
                                                    Management              Management               Management
                                                   Dow Dividend              Financial               Global 15
ASSETS                                                 Fund                 Sector Fund                 Fund
                                                --------------------  ------------------------  ---------------------
                                                --------------------  ------------------------  ---------------------

Investments - unaffiliated, at value (a) (b)               $ 93,754                  $ 40,868              $ 805,955
Investments - affiliated, at value and cost                  12,883                     2,036                143,846
Cash                                                              -                        68                      -
Foreign currency (c)                                              -                         -                      4
Receivables:
   Dividends and interest                                        74                        55                  2,131
   Foreign taxes recoverable                                      -                         -                      -
   Forward currency contracts                                     -                         -                      1
   Fund shares sold                                           1,124                        22                  1,138
   Investment securities sold                                     -                         -                      -
                                                --------------------  ------------------------  ---------------------
                                                --------------------  ------------------------  ---------------------
TOTAL ASSETS                                                107,835                    43,049                953,075
                                                --------------------  ------------------------  ---------------------
                                                --------------------  ------------------------  ---------------------

LIABILITIES
Cash overdraft                                                    -                         -                      -
Payables:
   Administrative fees                                           10                         5                    126
   Advisory fees                                                 23                        12                    182
   Forward currency contracts                                     -                         -                      -
   Fund shares redeemed                                          68                        56                    716
   Investment securities purchased                            2,304                         -                  1,549
   Managers fees                                                  -                         -                      4
   Other expenses                                                 4                         4                      6
   12b-1 service fees (Class A)                                  13                         6                    126
Return of collateral for securities loaned                   10,562                     2,036                142,139
                                                --------------------  ------------------------  ---------------------
                                                --------------------  ------------------------  ---------------------
TOTAL LIABILITIES                                            12,984                     2,119                144,848
                                                --------------------  ------------------------  ---------------------
                                                --------------------  ------------------------  ---------------------
NET ASSETS                                                 $ 94,851                  $ 40,930              $ 808,227
                                                ====================  ========================  =====================
                                                ====================  ========================  =====================

NET ASSETS CONSIST OF:
Paid-in capital                                            $ 92,635                  $ 34,303              $ 716,827
Undistributed (excess of distributions over)
   net investment income                                          -                     1,100                      -
Accumulated net realized gain                                     -                     2,340                      -
Net unrealized appreciation or depreciation
   on investments and foreign currency
   related transactions                                       2,216                     3,187                 91,400
                                                --------------------  ------------------------  ---------------------
                                                --------------------  ------------------------  ---------------------
                                                           $ 94,851                  $ 40,930              $ 808,227
                                                ====================  ========================  =====================
                                                ====================  ========================  =====================

CLASS A
Net assets                                                 $ 94,851                  $ 40,775              $ 808,227
Shares outstanding (no par value),
   unlimited shares authorized                                8,982                     2,867                 50,579
Net asset value per share                                   $ 10.56                   $ 14.22                $ 15.98
                                                ====================  ========================  =====================
                                                ====================  ========================  =====================

CLASS B
Net assets                                              n/a                             $ 155            n/a
Shares outstanding (no par value),
   unlimited shares authorized                          n/a                                11            n/a
Net asset value per share                               n/a                           $ 14.15            n/a
---------------------------------------------                         ========================
---------------------------------------------                         ========================

(a) Including securities on loan of:                       $ 10,333                   $ 1,976              $ 136,394
(b) Investments - unaffiliated, at cost                      91,538                    37,681                714,551
(c) Foreign currency, at cost                                     -                         -                      4

See Notes to the Financial Statements.

JNL VARIABLE FUNDS (UNAUDITED)
STATEMENTS OF ASSETS AND LIABILITIES (IN THOUSANDS, EXCEPT NET ASSET VALUE PER SHARE)
JUNE 30, 2006

                                                                                JNL VARIABLE FUND LLC
                                             ---------------------------------------------------------------------------------------
                                             ---------------------------------------------------------------------------------------

                                                     JNL/Mellon             JNL/Mellon            JNL/Mellon       JNL/Mellon
                                                       Capital               Capital               Capital           Capital
                                                     Management             Management            Management       Management
                                                     Healthcare               JNL 5            JNL Optimized 5      Nasdaq 15
ASSETS                                              Sector Fund                Fund                  Fund             Fund
                                                ---------------------  --------------------- --------------------- -----------------
                                                ---------------------  --------------------- --------------------- -----------------

Investments - unaffiliated, at value (a) (b)                $ 75,009            $ 2,265,188              $ 20,422          $ 47,360
Investments - affiliated, at value and cost                    3,201                236,584                 1,079               254
Cash                                                               -                      -                     -                 -
Foreign currency (c)                                               -                    544                    31                 -
Receivables:
   Dividends and interest                                         44                  3,269                    19                 5
   Foreign taxes recoverable                                       -                      -                     3                 -
   Forward currency contracts                                      -                      -                     1                 -
   Fund shares sold                                               56                 12,683                   619               152
   Investment securities sold                                      -                  2,219                    96                 -
                                                ---------------------  --------------------- --------------------- -----------------
                                                ---------------------  --------------------- --------------------- -----------------
TOTAL ASSETS                                                  78,310              2,520,487                22,270            47,771
                                                ---------------------  --------------------- --------------------- -----------------
                                                ---------------------  --------------------- --------------------- -----------------

LIABILITIES
Cash overdraft                                                     -                      -                     -                 -
Payables:
   Administrative fees                                             9                    258                     2                 6
   Advisory fees                                                  21                    476                     4                14
   Forward currency contracts                                      -                      -                     -                 -
   Fund shares redeemed                                          314                  2,739                    56                40
   Investment securities purchased                                 -                 17,872                   718               223
   Managers fees                                                   1                      2                     -                 -
   Other expenses                                                  8                     15                     -                 3
   12b-1 service fees (Class A)                                   12                    344                     2                 7
Return of collateral for securities loaned                     3,028                221,219                   470                 -
                                                ---------------------  --------------------- --------------------- -----------------
                                                ---------------------  --------------------- --------------------- -----------------
TOTAL LIABILITIES                                              3,393                242,925                 1,252               293
                                                ---------------------  --------------------- --------------------- -----------------
                                                ---------------------  --------------------- --------------------- -----------------
NET ASSETS                                                  $ 74,917            $ 2,277,562              $ 21,018          $ 47,478
                                                =====================  ===================== ===================== =================
                                                =====================  ===================== ===================== =================

NET ASSETS CONSIST OF:
Paid-in capital                                             $ 72,174            $ 2,085,421              $ 21,085          $ 51,557
Undistributed (excess of distributions over)
   net investment income                                         674                 26,164                    50                 -
Accumulated net realized gain                                  2,490                 64,924                     -                 -
Net unrealized appreciation or depreciation
   on investments and foreign currency
   related transactions                                         (421)               101,053                  (117)           (4,079)
                                                ---------------------  --------------------- --------------------- -----------------
                                                ---------------------  --------------------- --------------------- -----------------
                                                            $ 74,917            $ 2,277,562              $ 21,018          $ 47,478
                                                =====================  ===================== ===================== =================
                                                =====================  ===================== ===================== =================

CLASS A
Net assets                                                  $ 74,738            $ 2,272,639              $ 20,923          $ 47,478
Shares outstanding (no par value),
   unlimited shares authorized                                 6,222                175,179                 2,205             4,762
Net asset value per share                                    $ 12.01                $ 12.97                $ 9.49            $ 9.97
                                                =====================  ===================== ===================== =================
                                                =====================  ===================== ===================== =================

CLASS B
Net assets                                                     $ 179                $ 4,923                  $ 95      n/a
Shares outstanding (no par value),
   unlimited shares authorized                                    15                    379                    10      n/a
Net asset value per share                                    $ 12.01                $ 13.01                $ 9.49      n/a
---------------------------------------------   =====================  ===================== =====================
---------------------------------------------   =====================  ===================== =====================

(a) Including securities on loan of:                         $ 2,937              $ 214,576                 $ 452               $ -
(b) Investments - unaffiliated, at cost                       75,430              2,164,140                20,540            51,439
(c) Foreign currency, at cost                                      -                    545                    31                 -


                                             -------------------------------------------------------------------
                                             -------------------------------------------------------------------

                                                  JNL/Mellon             JNL/Mellon             JNL/Mellon
                                                    Capital                Capital               Capital
                                                  Management             Management             Management
                                                   Oil & Gas               S&P 10                 S&P 24
ASSETS                                            Sector Fund               Fund                   Fund
                                             ----------------------  --------------------  ---------------------
                                             ----------------------  --------------------  ---------------------

Investments - unaffiliated, at value (a) (b)             $ 270,546             $ 770,879                $ 5,080
Investments - affiliated, at value and cost                 17,320                74,324                      -
Cash                                                             1                     2                      -
Foreign currency (c)                                             -                     -                      -
Receivables:
   Dividends and interest                                      104                   287                      4
   Foreign taxes recoverable                                     3                     -                      -
   Forward currency contracts                                    -                     -                      -
   Fund shares sold                                          1,076                 1,145                     48
   Investment securities sold                                    -                     -                     28
                                             ----------------------  --------------------  ---------------------
                                             ----------------------  --------------------  ---------------------
TOTAL ASSETS                                               289,050               846,637                  5,160
                                             ----------------------  --------------------  ---------------------
                                             ----------------------  --------------------  ---------------------

LIABILITIES
Cash overdraft                                                   -                     -                      6
Payables:
   Administrative fees                                          31                    90                      1
   Advisory fees                                                63                   173                      1
   Forward currency contracts                                    -                     -                      -
   Fund shares redeemed                                        244                   888                      -
   Investment securities purchased                           2,215                 2,964                     21
   Managers fees                                                 1                     3                      -
   Other expenses                                               23                    12                      -
   12b-1 service fees (Class A)                                 42                   120                      1
Return of collateral for securities loaned                  14,903                70,636                      -
                                             ----------------------  --------------------  ---------------------
                                             ----------------------  --------------------  ---------------------
TOTAL LIABILITIES                                           17,522                74,886                     30
                                             ----------------------  --------------------  ---------------------
                                             ----------------------  --------------------  ---------------------
NET ASSETS                                               $ 271,528             $ 771,751                $ 5,130
                                             ======================  ====================  =====================
                                             ======================  ====================  =====================

NET ASSETS CONSIST OF:
Paid-in capital                                          $ 211,585             $ 669,365                $ 5,255
Undistributed (excess of distributions over)
   net investment income                                     2,055                     -                      -
Accumulated net realized gain                               24,857                     -                      -
Net unrealized appreciation or depreciation
   on investments and foreign currency
   related transactions                                     33,031               102,386                   (125)
                                             ----------------------  --------------------  ---------------------
                                             ----------------------  --------------------  ---------------------
                                                         $ 271,528             $ 771,751                $ 5,130
                                             ======================  ====================  =====================
                                             ======================  ====================  =====================

CLASS A
Net assets                                               $ 271,111             $ 771,751                $ 5,130
Shares outstanding (no par value),
   unlimited shares authorized                               9,477                49,189                    530
Net asset value per share                                  $ 28.61               $ 15.69                 $ 9.68
                                             ======================  ====================  =====================
                                             ======================  ====================  =====================

CLASS B
Net assets                                                   $ 417           n/a                    n/a
Shares outstanding (no par value),
   unlimited shares authorized                                  14           n/a                    n/a
Net asset value per share                                  $ 28.75           n/a                    n/a
---------------------------------------------======================
---------------------------------------------======================

(a) Including securities on loan of:                      $ 14,416              $ 68,720                    $ -
(b) Investments - unaffiliated, at cost                    237,515               668,493                  5,205
(c) Foreign currency, at cost                                    -                     -                      -

See Notes to the Financial Statements.

JNL VARIABLE FUNDS (UNAUDITED)
STATEMENTS OF ASSETS AND LIABILITIES (IN THOUSANDS, EXCEPT NET ASSET VALUE PER SHARE)
JUNE 30, 2006

                                                                                JNL VARIABLE FUND LLC
                                             ---------------------------------------------------------------------------------------
                                             ---------------------------------------------------------------------------------------

                                                     JNL/Mellon            JNL/Mellon           JNL/Mellon            JNL/Mellon
                                                      Capital                Capital              Capital              Capital
                                                     Management            Management           Management            Management
                                                   Select Small-           Technology               VIP             Value Line 25
ASSETS                                                Cap Fund             Sector Fund             Fund                  Fund
                                                ---------------------  -------------------- --------------------  ------------------
                                                ---------------------  -------------------- --------------------  ------------------

Investments - unaffiliated, at value (a) (b)               $ 627,845              $ 38,612            $ 325,976            $ 639,175
Investments - affiliated, at value and cost                   64,320                   903               26,597               73,132
Cash                                                               -                    91                    -                    -
Foreign currency (c)                                               -                     -                   83                    -
Receivables:
   Dividends and interest                                          5                     8                  169                  239
   Foreign taxes recoverable                                       -                     -                    3                    -
   Forward currency contracts                                      -                     -                    6                    -
   Fund shares sold                                              844                    28                  515                1,628
   Investment securities sold                                      -                     1                    -                    -
                                                ---------------------  -------------------- --------------------  ------------------
                                                ---------------------  -------------------- --------------------  ------------------
TOTAL ASSETS                                                 693,014                39,643              353,349              714,174
                                                ---------------------  -------------------- --------------------  ------------------
                                                ---------------------  -------------------- --------------------  ------------------

LIABILITIES
Cash overdraft                                                     -                     -                    -                    -
Payables:
   Administrative fees                                            73                     5                   38                   75
   Advisory fees                                                 142                    12                   76                  144
   Forward currency contracts                                      -                     -                    -                    -
   Fund shares redeemed                                          860                   184                  596                  590
   Investment securities purchased                             1,029                     -                1,987                4,100
   Managers fees                                                   3                     -                    1                    1
   Other expenses                                                  -                     5                   25                  232
   12b-1 service fees (Class A)                                   98                     6                   51                  100
Return of collateral for securities loaned                    62,144                   903               24,240               68,338
                                                ---------------------  -------------------- --------------------  ------------------
                                                ---------------------  -------------------- --------------------  ------------------
TOTAL LIABILITIES                                             64,349                 1,115               27,014               73,580
                                                ---------------------  -------------------- --------------------  ------------------
                                                ---------------------  -------------------- --------------------  ------------------
NET ASSETS                                                 $ 628,665              $ 38,528            $ 326,335            $ 640,594
                                                =====================  ==================== ====================  ==================
                                                =====================  ==================== ====================  ==================

NET ASSETS CONSIST OF:
Paid-in capital                                            $ 542,200              $ 39,159            $ 310,153            $ 660,852
Undistributed (excess of distributions over)
   net investment income                                      (1,410)                  (33)               2,711                    -
Accumulated net realized gain                                 58,002                  (153)              12,658                    -
Net unrealized appreciation or depreciation
   on investments and foreign currency
   related transactions                                       29,873                  (445)                 813             (20,258)
                                                ---------------------  -------------------- --------------------  ------------------
                                                ---------------------  -------------------- --------------------  ------------------
                                                           $ 628,665              $ 38,528            $ 326,335            $ 640,594
                                                =====================  ==================== ====================  ==================
                                                =====================  ==================== ====================  ==================

CLASS A
Net assets                                                 $ 608,471              $ 38,380            $ 325,367            $ 640,594
Shares outstanding (no par value),
   unlimited shares authorized                                28,281                 6,418               26,780               43,466
Net asset value per share                                    $ 22.23                $ 5.98              $ 12.15              $ 14.74
                                                =====================  ==================== ====================  ==================
                                                =====================  ==================== ====================  ==================

CLASS B
Net assets                                                     $ 101                 $ 148                $ 968           n/a
Shares outstanding (no par value),
   unlimited shares authorized                                     5                    25                   79           n/a
Net asset value per share                                    $ 22.22                $ 6.01              $ 12.18           n/a
---------------------------------------------   =====================  ==================== ====================
---------------------------------------------   =====================  ==================== ====================

(a) Including securities on loan of:                        $ 59,945                 $ 832             $ 23,247             $ 65,510
(b) Investments - unaffiliated, at cost                      595,790                39,057              325,163              659,432
(c) Foreign currency, at cost                                      -                     -                   82                    -

See Notes to the Financial Statements.

JNL VARIABLE FUNDS (UNAUDITED)
STATEMENTS OF OPERATIONS (IN THOUSANDS)
FOR THE PERIOD ENDED JUNE 30, 2006
                                                                                JNL VARIABLE FUND LLC
                                              -------------------------------------------------------------------------------------
                                              -------------------------------------------------------------------------------------

                                                  JNL/Mellon            JNL/Mellon         JNL/Mellon Capital      JNL/Mellon
                                                    Capital               Capital             Management             Capital
                                                  Management            Management             Consumer            Management
                                                      25              Communications        Brands Sector            Dow 10
                                                     Fund               Sector Fund              Fund                 Fund
                                              --------------------  --------------------  -------------------  --------------------
                                              --------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME
   Dividends (a)                                          $ 8,068                 $ 387                $ 106              $ 12,402
   Interest                                                     -                     3                    -                     -
   Foreign taxes withheld                                       -                     -                    -                     -
   Securities lending                                          29                     7                    2                   884
                                              --------------------  --------------------  -------------------  --------------------
                                              --------------------  --------------------  -------------------  --------------------
TOTAL INVESTMENT INCOME                                     8,097                   397                  108                13,286
                                              --------------------  --------------------  -------------------  --------------------
                                              --------------------  --------------------  -------------------  --------------------

EXPENSES
   Administrative fees                                        450                    18                   14                   453
   Advisory fees                                              869                    45                   34                   875
   Legal fees                                                   5                     -                    -                     5
   Licensing fees                                               -                     3                    2                    62
   Managers fees                                                8                     -                    -                     7
   Other expenses                                               6                     -                    -                     6
   12B-1 service fees (Class A)                               599                    24                   19                   604
                                              --------------------  --------------------  -------------------  --------------------
                                              --------------------  --------------------  -------------------  --------------------
TOTAL EXPENSES                                              1,937                    90                   69                 2,012
                                              --------------------  --------------------  -------------------  --------------------
                                              --------------------  --------------------  -------------------  --------------------
NET INVESTMENT INCOME                                       6,160                   307                   39                11,274
                                              --------------------  --------------------  -------------------  --------------------
                                              --------------------  --------------------  -------------------  --------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on:
   Investments                                              9,872                 2,577                  165                 5,892
   Foreign currency related items                               -                     -                    -                     -
Net change in unrealized appreciation or
   depreciation on:
   Investments                                             14,310                   292                  145                45,438
   Foreign currency related items                               -                     -                    -                     -
                                              --------------------  --------------------  -------------------  --------------------
                                              --------------------  --------------------  -------------------  --------------------
NET REALIZED AND UNREALIZED
   GAIN                                                    24,182                 2,869                  310                51,330
                                              --------------------  --------------------  -------------------  --------------------
                                              --------------------  --------------------  -------------------  --------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                            $ 30,342               $ 3,176                $ 349              $ 62,604
--------------------------------------------  ====================  ====================  ===================  ====================
--------------------------------------------  ====================  ====================  ===================  ====================

(a) Dividends from affiliated investments                    $ 59                  $ 11                  $ 1                  $ 46
(b) Period from January 17, 2006 (commencement of operations)


                                            -----------------------------------------------------------------
                                            -----------------------------------------------------------------

                                                   JNL/Mellon           JNL/Mellon           JNL/Mellon
                                                    Capital               Capital              Capital
                                                   Management           Management           Management
                                                  Dow Dividend           Financial            Global 15
                                                    Fund (b)            Sector Fund             Fund
                                               -------------------  -------------------- --------------------
                                               -------------------  -------------------- --------------------
INVESTMENT INCOME
   Dividends (a)                                            $ 639                 $ 600             $ 17,219
   Interest                                                     1                     -                    5
   Foreign taxes withheld                                       -                     -                 (589)
   Securities lending                                           6                     2                  731
                                               -------------------  -------------------- --------------------
                                               -------------------  -------------------- --------------------
TOTAL INVESTMENT INCOME                                       646                   602               17,366
                                               -------------------  -------------------- --------------------
                                               -------------------  -------------------- --------------------

EXPENSES
   Administrative fees                                         28                    33                  727
   Advisory fees                                               67                    81                1,047
   Legal fees                                                   -                     -                    6
   Licensing fees                                               4                     4                   25
   Managers fees                                                -                     1                    9
   Other expenses                                               1                     1                   15
   12B-1 service fees (Class A)                                37                    44                  727
                                               -------------------  -------------------- --------------------
                                               -------------------  -------------------- --------------------
TOTAL EXPENSES                                                137                   164                2,556
                                               -------------------  -------------------- --------------------
                                               -------------------  -------------------- --------------------
NET INVESTMENT INCOME                                         509                   438               14,810
                                               -------------------  -------------------- --------------------
                                               -------------------  -------------------- --------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on:
   Investments                                                116                 1,991               59,844
   Foreign currency related items                               -                     -                  230
Net change in unrealized appreciation or
   depreciation on:
   Investments                                              2,216                  (744)              16,661
   Foreign currency related items                               -                                         (6)
                                               -------------------  -------------------- --------------------
                                               -------------------  -------------------- --------------------
NET REALIZED AND UNREALIZED
   GAIN                                                     2,332                 1,247               76,729
                                               -------------------  -------------------- --------------------
                                               -------------------  -------------------- --------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                             $ 2,841               $ 1,685             $ 91,539
--------------------------------------------   ===================  ==================== ====================
--------------------------------------------   ===================  ==================== ====================

(a) Dividends from affiliated investments                    $ 48                   $ 6                 $ 56
(b) Period from January 17, 2006 (commencement of operations)

See Notes to the Financial Statements.

JNL VARIABLE FUNDS (UNAUDITED)
STATEMENTS OF OPERATIONS (IN THOUSANDS)
FOR THE PERIOD ENDED JUNE 30, 2006

                                                                        JNL Variable Fund LLC
                                            -------------------------------------------------------------------------------------
                                            -------------------------------------------------------------------------------------

                                                 JNL/Mellon           JNL/Mellon           JNL/Mellon            JNL/Mellon
                                                  Capital               Capital              Capital              Capital
                                                 Management           Management           Management            Management
                                                 Healthcare              JNL 5           JNL Optimized 5         Nasdaq 15
                                                Sector Fund              Fund               Fund (b)                Fund
                                            --------------------- -------------------- --------------------  -------------------
                                            --------------------- -------------------- --------------------  -------------------
INVESTMENT INCOME
   Dividends (a)                                           $ 555             $ 21,839                 $ 68                 $ 20
   Interest                                                    -                    9                    1                    -
   Foreign taxes withheld                                     (1)                           (290)       (7)                   -
   Securities lending                                          3                  853                    -                    3
                                            --------------------- -------------------- --------------------  -------------------
                                            --------------------- -------------------- --------------------  -------------------
TOTAL INVESTMENT INCOME                                      557               22,411                   62                   23
                                            --------------------- -------------------- --------------------  -------------------
                                            --------------------- -------------------- --------------------  -------------------

EXPENSES
   Administrative fees                                        57                1,307                    3                   35
   Advisory fees                                             133                2,449                    6                   87
   Legal fees                                                  1                   14                    -                    -
   Licensing fees                                              8                   54                    -                    9
   Managers fees                                               1                   19                    -                    1
   Other expenses                                              -                   21                    -                    1
   12B-1 service fees (Class A)                               76                1,739                    3                   47
                                            --------------------- -------------------- --------------------  -------------------
                                            --------------------- -------------------- --------------------  -------------------
TOTAL EXPENSES                                               276                5,603                   12                  180
                                            --------------------- -------------------- --------------------  -------------------
                                            --------------------- -------------------- --------------------  -------------------
NET INVESTMENT INCOME                                        281               16,808                   50                 (157)
                                            --------------------- -------------------- --------------------  -------------------
                                            --------------------- -------------------- --------------------  -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on:
   Investments                                             1,582               63,907                    -                1,589
   Foreign currency related items                              -                  119                    -                    -
Net change in unrealized appreciation or
   depreciation on:
   Investments                                            (4,618)              30,991                 (118)              (5,148)
   Foreign currency related items                              -                   29                    1                    -
                                            --------------------- -------------------- --------------------  -------------------
                                            --------------------- -------------------- --------------------  -------------------
NET REALIZED AND UNREALIZED
   GAIN                                                   (3,036)              95,046                 (117)              (3,559)
                                            --------------------- -------------------- --------------------  -------------------
                                            --------------------- -------------------- --------------------  -------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                           $ (2,755)           $ 111,854                $ (67)            $ (3,716)
--------------------------------------------===================== ==================== ====================  ===================
--------------------------------------------===================== ==================== ====================  ===================

(a) Dividends from affiliated investments                    $ 6                $ 494                  $ 8                 $ 10
(b) Period from May 1, 2006 (commencement of operations)


                                            ----------------------------------------------------------------
                                            ----------------------------------------------------------------

                                                 JNL/Mellon           JNL/Mellon            JNL/Mellon
                                                  Capital               Capital               Capital
                                                 Management           Management            Management
                                                 Oil & Gas              S&P 10                S&P 24
                                                Sector Fund              Fund                Fund (b)
                                            --------------------- --------------------  --------------------
                                            --------------------- --------------------  --------------------
INVESTMENT INCOME
   Dividends (a)                                         $ 1,792              $ 3,168                   $ 7
   Interest                                                    -                    -                     1
   Foreign taxes withheld                                      -                    -                     -
   Securities lending                                          4                   16                     -
                                            --------------------- --------------------  --------------------
                                            --------------------- --------------------  --------------------
TOTAL INVESTMENT INCOME                                    1,796                3,184                     8
                                            --------------------- --------------------  --------------------
                                            --------------------- --------------------  --------------------

EXPENSES
   Administrative fees                                       172                  564                     1
   Advisory fees                                             350                1,081                     3
   Legal fees                                                  2                    6                     -
   Licensing fees                                             23                   38                     -
   Managers fees                                               3                    9                     -
   Other expenses                                              2                    8                     -
   12B-1 service fees (Class A)                              229                  751                     1
                                            --------------------- --------------------  --------------------
                                            --------------------- --------------------  --------------------
TOTAL EXPENSES                                               781                2,457                     5
                                            --------------------- --------------------  --------------------
                                            --------------------- --------------------  --------------------
NET INVESTMENT INCOME                                      1,015                  727                     3
                                            --------------------- --------------------  --------------------
                                            --------------------- --------------------  --------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on:
   Investments                                            11,402              113,878                    (2)
   Foreign currency related items                              -                    -                     -
Net change in unrealized appreciation or
   depreciation on:
   Investments                                            10,498              (74,990)                 (125)
   Foreign currency related items                              -                    -                     -
                                            --------------------- --------------------  --------------------
                                            --------------------- --------------------  --------------------
NET REALIZED AND UNREALIZED
   GAIN                                                   21,900               38,888                  (127)
                                            --------------------- --------------------  --------------------
                                            --------------------- --------------------  --------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                           $ 22,915             $ 39,615                $ (124)
--------------------------------------------===================== ====================  ====================
--------------------------------------------===================== ====================  ====================

(a) Dividends from affiliated investments                   $ 52                 $ 53                   $ 1
(b) Period from May 1, 2006 (commencement of operations)

See Notes to the Financial Statements.

JNL VARIABLE FUNDS (UNAUDITED)
STATEMENTS OF OPERATIONS (IN THOUSANDS)
FOR THE PERIOD ENDED JUNE 30, 2006

                                                                             JNL VARIABLE FUND LLC
                                            --------------------------------------------------------------------------------------
                                            --------------------------------------------------------------------------------------

                                                  JNL/Mellon            JNL/Mellon           JNL/Mellon           JNL/Mellon
                                                   Capital                Capital              Capital              Capital
                                                  Management            Management           Management           Management
                                                Select Small-           Technology               VIP             Value Line 25
                                                   Cap Fund             Sector Fund             Fund                 Fund
                                            ----------------------  -------------------- -------------------- --------------------
                                            ----------------------  -------------------- -------------------- --------------------
INVESTMENT INCOME
   Dividends (a)                                            $ 428                 $ 143              $ 2,985              $ 2,774
   Interest                                                     -                     -                    -                    -
   Foreign taxes withheld                                       -                     -                 (276)                 (28)
   Securities lending                                          91                     1                   70                   27
                                            ----------------------  -------------------- -------------------- --------------------
                                            ----------------------  -------------------- -------------------- --------------------
TOTAL INVESTMENT INCOME                                       519                   144                2,779                2,773
                                            ----------------------  -------------------- -------------------- --------------------
                                            ----------------------  -------------------- -------------------- --------------------

EXPENSES
   Administrative fees                                        448                    36                  212                  426
   Advisory fees                                              865                    88                  426                  824
   Legal fees                                                   5                     -                    2                    5
   Licensing fees                                               -                     5                   52                  426
   Managers fees                                                8                     1                    3                    7
   Other expenses                                               6                     -                    3                    5
   12B-1 service fees (Class A)                               597                    47                  282                  567
                                            ----------------------  -------------------- -------------------- --------------------
                                            ----------------------  -------------------- -------------------- --------------------
TOTAL EXPENSES                                              1,929                   177                  980                2,260
                                            ----------------------  -------------------- -------------------- --------------------
                                            ----------------------  -------------------- -------------------- --------------------
NET INVESTMENT INCOME                                      (1,410)                  (33)               1,799                  513
                                            ----------------------  -------------------- -------------------- --------------------
                                            ----------------------  -------------------- -------------------- --------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on:
   Investments                                             58,002                   824               11,889               42,297
   Foreign currency related items                               -                     -                   27                    -
Net change in unrealized appreciation or
   depreciation on:
   Investments                                            (46,153)               (2,650)             (14,981)             (93,253)
   Foreign currency related items                               -                     -                    3                    -
                                            ----------------------  -------------------- -------------------- --------------------
                                            ----------------------  -------------------- -------------------- --------------------
NET REALIZED AND UNREALIZED
   GAIN                                                    11,849                (1,826)              (3,062)             (50,956)
                                            ----------------------  -------------------- -------------------- --------------------
                                            ----------------------  -------------------- -------------------- --------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                            $ 10,439              $ (1,859)            $ (1,263)           $ (50,443)
--------------------------------------------======================  ==================== ==================== ====================
--------------------------------------------======================  ==================== ==================== ====================

(a) Dividends from affiliated investments                    $ 54                   $ 4                 $ 60                $ 139

See Notes to the Financial Statements.

JNL VARIABLE FUNDS (UNAUDITED)
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE PERIOD ENDED JUNE 30, 2006
                                                                                JNL VARIABLE FUND LLC
                                                ------------------------------------------------------------------------------------
                                                ------------------------------------------------------------------------------------

                                                    JNL/Mellon           JNL/Mellon        JNL/Mellon Capital      JNL/Mellon
                                                     Capital              Capital             Management            Capital
                                                    Management           Management            Consumer            Management
                                                        25             Communications       Brands Sector            Dow 10
OPERATIONS                                             Fund             Sector Fund              Fund                 Fund
                                                -------------------  -------------------  -------------------  -------------------
                                                -------------------  -------------------  -------------------  -------------------
   Net investment income                                   $ 6,160                $ 307                 $ 39             $ 11,274
   Net realized gain on:
      Investments                                            9,872                2,577                  165                5,892
      Foreign currency related items                             -                    -                    -                    -
   Net change in unrealized appreciation or
   depreciation on:
      Investments                                           14,310                  292                  145               45,438
      Foreign currency related items                             -                    -                    -                    -
                                                -------------------  -------------------  -------------------  -------------------
                                                -------------------  -------------------  -------------------  -------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                               30,342                3,176                  349               62,604
                                                -------------------  -------------------  -------------------  -------------------
                                                -------------------  -------------------  -------------------  -------------------

DISTRIBUTION TO SHAREHOLDERS
   From net investment income
      Class A                                                    -                    -                    -                    -
      Class B                                                    -                    -                    -                    -
   From net realized gains on
      investment transactions
      Class A                                                    -                    -                    -                    -
      Class B                                                    -                    -                    -                    -
                                                -------------------  -------------------  -------------------  -------------------
                                                -------------------  -------------------  -------------------  -------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                              -                    -                    -                    -

SHARE TRANSACTIONS 1
   Proceeds from the sale of shares
      Class A                                              136,382               43,642                3,512              135,899
      Class B                                                  227                    4                    1                    -
  Reinvestment of distributions
      Class A                                                    -                    -                    -                    -
      Class B                                                    -                    -                    -                    -
   Cost of shares redeemed
      Class A                                              (87,904)             (30,430)              (3,969)             (84,667)
      Class B                                                   (1)                  (1)                   -                    -
                                                -------------------  -------------------  -------------------  -------------------
                                                -------------------  -------------------  -------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                                  72,827               13,215                 (456)              51,232
                                                -------------------  -------------------  -------------------  -------------------
                                                -------------------  -------------------  -------------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS                      103,169               16,391                 (107)             113,836

NET ASSETS BEGINNING OF PERIOD                             547,809               13,643               18,719              547,056
                                                -------------------  -------------------  -------------------  -------------------
                                                -------------------  -------------------  -------------------  -------------------

NET ASSETS END OF PERIOD                                 $ 650,978             $ 30,034             $ 18,612            $ 660,892
                                                ===================  ===================  ===================  ===================
                                                ===================  ===================  ===================  ===================

UNDISTRIBUTED (EXCESS OF DISTRIBUTIONS OVER)
   NET INVESTMENT INCOME                                   $ 6,160                $ 876                 $ 58                  $ -
                                                ===================  ===================  ===================  ===================
                                                ===================  ===================  ===================  ===================

1 SHARE TRANSACTIONS
Shares sold
      Class A                                               10,532                8,741                  307               13,188
      Class B                                                   17                    1                    -                    -
Reinvestment of distributions
      Class A                                                    -                    -                    -                    -
      Class B                                                    -                    -                    -                    -
Shares redeemed
      Class A                                               (6,776)              (5,968)                (347)              (8,188)
      Class B                                                    -                    -                    -                    -
                                                -------------------  -------------------  -------------------  -------------------
                                                -------------------  -------------------  -------------------  -------------------
Net increase (decrease)
      Class A                                                5,560                2,773                  (40)               5,000
                                                ===================  ===================  ===================  ===================
                                                ===================  ===================  ===================  ===================
      Class B                                                   17                    1                    -                    -
                                                ===================  ===================  ===================  ===================
                                                ===================  ===================  ===================  ===================
PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):
Purchases of securities                                  $ 400,277             $ 42,395              $ 2,212            $ 103,519
Proceeds from sales of securities                          311,316               28,790                1,864               43,293
---------------------------------------------
---------------------------------------------

(a) Period from January 17, 2006 (commencement of operations)


                                             ---------------------------------------------------------------
                                             ---------------------------------------------------------------

                                                  JNL/Mellon            JNL/Mellon           JNL/Mellon
                                                   Capital               Capital              Capital
                                                  Management            Management           Management
                                                 Dow Dividend           Financial            Global 15
OPERATIONS                                         Fund (a)            Sector Fund              Fund
                                             ---------------------  -------------------  -------------------
                                             ---------------------  -------------------  -------------------
   Net investment income                                    $ 509                $ 438             $ 14,810
   Net realized gain on:
      Investments                                             116                1,991               59,844
      Foreign currency related items                            -                    -                  230
   Net change in unrealized appreciation or
   depreciation on:
      Investments                                           2,216                 (744)              16,661
      Foreign currency related items                            -                                        (6)
                                             ---------------------  -------------------  -------------------
                                             ---------------------  -------------------  -------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                               2,841                1,685               91,539
                                             ---------------------  -------------------  -------------------
                                             ---------------------  -------------------  -------------------

DISTRIBUTION TO SHAREHOLDERS
   From net investment income
      Class A                                                   -                    -                    -
      Class B                                                   -                    -                    -
   From net realized gains on
      investment transactions
      Class A                                                   -                    -                    -
      Class B                                                   -                    -                    -
                                             ---------------------  -------------------  -------------------
                                             ---------------------  -------------------  -------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                             -                    -                    -

SHARE TRANSACTIONS 1
   Proceeds from the sale of shares
      Class A                                             101,801               19,470              178,911
      Class B                                                   -                    8                    -
  Reinvestment of distributions
      Class A                                                   -                    -                    -
      Class B                                                   -                    -                    -
   Cost of shares redeemed
      Class A                                              (9,791)             (18,960)            (101,895)
      Class B                                                   -                   (9)                   -
                                             ---------------------  -------------------  -------------------
                                             ---------------------  -------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                                 92,010                  509               77,016
                                             ---------------------  -------------------  -------------------
                                             ---------------------  -------------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS                      94,851                2,194              168,555

NET ASSETS BEGINNING OF PERIOD                                  -               38,736              639,672
                                             ---------------------  -------------------  -------------------
                                             ---------------------  -------------------  -------------------

NET ASSETS END OF PERIOD                                 $ 94,851             $ 40,930            $ 808,227
                                             =====================  ===================  ===================
                                             =====================  ===================  ===================

UNDISTRIBUTED (EXCESS OF DISTRIBUTIONS OVER)
   NET INVESTMENT INCOME                                      $ -              $ 1,100                  $ -
                                             =====================  ===================  ===================
                                             =====================  ===================  ===================

1 SHARE TRANSACTIONS
Shares sold
      Class A                                               9,931                1,375               11,808
      Class B                                                   -                    1                    -
Reinvestment of distributions
      Class A                                                   -                    -                    -
      Class B                                                   -                    -                    -
Shares redeemed
      Class A                                                (949)              (1,323)              (6,718)
      Class B                                                   -                   (1)                   -
                                             ---------------------  -------------------  -------------------
                                             ---------------------  -------------------  -------------------
Net increase (decrease)
      Class A                                               8,982                   52                5,090
                                             =====================  ===================  ===================
                                             =====================  ===================  ===================
      Class B                                                   -                    -                    -
                                             =====================  ===================  ===================
                                             =====================  ===================  ===================
PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):
Purchases of securities                                  $ 96,224             $ 11,703            $ 387,940
Proceeds from sales of securities                           4,553               11,177              289,873
---------------------------------------------
---------------------------------------------
(a) Period from January 17, 2006 (commencement of operations)

See Notes to the Financial Statements.

JNL VARIABLE FUNDS (UNAUDITED)
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE PERIOD ENDED JUNE 30, 2006
                                                                        JNL VARIABLE FUND LLC
                                             -----------------------------------------------------------------------------------
                                             -----------------------------------------------------------------------------------

                                                  JNL/Mellon           JNL/Mellon           JNL/Mellon           JNL/Mellon
                                                   Capital              Capital              Capital              Capital
                                                  Management           Management           Management           Management
                                                  Healthcare             JNL 5           JNL Optimized 5         Nasdaq 15
OPERATIONS                                       Sector Fund              Fund               Fund (a)               Fund
                                             --------------------- -------------------  -------------------  -------------------
                                             --------------------- -------------------  -------------------  -------------------
   Net investment income                                    $ 281            $ 16,808                 $ 50               $ (157)
   Net realized gain on:
      Investments                                           1,582              63,907                    -                1,589
      Foreign currency related items                            -                 119                    -                    -
   Net change in unrealized appreciation or
   depreciation on:
      Investments                                          (4,618)             30,991                 (118)              (5,148)
      Foreign currency related items                            -                  29                    1                    -
                                             --------------------- -------------------  -------------------  -------------------
                                             --------------------- -------------------  -------------------  -------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                              (2,755)            111,854                  (67)              (3,716)
                                             --------------------- -------------------  -------------------  -------------------
                                             --------------------- -------------------  -------------------  -------------------

DISTRIBUTION TO SHAREHOLDERS
   From net investment income
      Class A                                                   -                   -                    -                    -
      Class B                                                   -                   -                    -                    -
   From net realized gains on
      investment transactions
      Class A                                                   -                   -                    -                    -
      Class B                                                   -                   -                    -                    -
                                             --------------------- -------------------  -------------------  -------------------
                                             --------------------- -------------------  -------------------  -------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                             -                   -                    -                    -

SHARE TRANSACTIONS 1
   Proceeds from the sale of shares
      Class A                                              24,814           1,113,972               21,402               27,272
      Class B                                                  22               2,241                  100                    -
  Reinvestment of distributions
      Class A                                                   -                   -                    -                    -
      Class B                                                   -                   -                    -                    -
   Cost of shares redeemed
      Class A                                             (26,559)           (216,930)                (417)             (18,217)
      Class B                                                 (17)               (306)                   -                    -
                                             --------------------- -------------------  -------------------  -------------------
                                             --------------------- -------------------  -------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                                 (1,740)            898,977               21,085                9,055
                                             --------------------- -------------------  -------------------  -------------------
                                             --------------------- -------------------  -------------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS                      (4,495)          1,010,831               21,018                5,339

NET ASSETS BEGINNING OF PERIOD                             79,412           1,266,731                    -               42,139
                                             --------------------- -------------------  -------------------  -------------------
                                             --------------------- -------------------  -------------------  -------------------

NET ASSETS END OF PERIOD                                 $ 74,917         $ 2,277,562             $ 21,018             $ 47,478
                                             ===================== ===================  ===================  ===================
                                             ===================== ===================  ===================  ===================

UNDISTRIBUTED (EXCESS OF DISTRIBUTIONS OVER)
   NET INVESTMENT INCOME                                    $ 674            $ 26,164                 $ 50                  $ -
                                             ===================== ===================  ===================  ===================
                                             ===================== ===================  ===================  ===================

1 SHARE TRANSACTIONS
Shares sold
      Class A                                               1,996              87,653                2,251                2,611
      Class B                                                   2                 177                   10                    -
Reinvestment of distributions
      Class A                                                   -                   -                    -                    -
      Class B                                                   -                   -                    -                    -
Shares redeemed
      Class A                                              (2,129)            (17,118)                 (46)              (1,764)
      Class B                                                  (1)                (24)                   -                    -
                                             --------------------- -------------------  -------------------  -------------------
                                             --------------------- -------------------  -------------------  -------------------
Net increase (decrease)
      Class A                                                (133)             70,535                2,205                  847
                                             ===================== ===================  ===================  ===================
                                             ===================== ===================  ===================  ===================
      Class B                                                   1                 153                   10                    -
                                             ===================== ===================  ===================  ===================
                                             ===================== ===================  ===================  ===================
PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):
Purchases of securities                                  $ 10,856         $ 1,651,914             $ 20,540             $ 55,248
Proceeds from sales of securities                          11,004             724,855                    -               45,150
---------------------------------------------
---------------------------------------------
(a) Period from January 17, 2006 (commencement of operations)


                                             ---------------------------------------------------------------
                                             ---------------------------------------------------------------

                                                  JNL/Mellon           JNL/Mellon           JNL/Mellon
                                                   Capital               Capital              Capital
                                                  Management           Management           Management
                                                  Oil & Gas              S&P 10               S&P 24
OPERATIONS                                       Sector Fund              Fund               Fund (a)
                                             --------------------- -------------------- --------------------
                                             --------------------- -------------------- --------------------
   Net investment income                                  $ 1,015                $ 727                  $ 3
   Net realized gain on:
      Investments                                          11,402              113,878                   (2)
      Foreign currency related items                            -                    -                    -
   Net change in unrealized appreciation or
   depreciation on:
      Investments                                          10,498              (74,990)                (125)
      Foreign currency related items                            -                    -                    -
                                             --------------------- -------------------- --------------------
                                             --------------------- -------------------- --------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                              22,915               39,615                 (124)
                                             --------------------- -------------------- --------------------
                                             --------------------- -------------------- --------------------

DISTRIBUTION TO SHAREHOLDERS
   From net investment income
      Class A                                                   -                    -                    -
      Class B                                                   -                    -                    -
   From net realized gains on
      investment transactions
      Class A                                                   -                    -                    -
      Class B                                                   -                    -                    -
                                             --------------------- -------------------- --------------------
                                             --------------------- -------------------- --------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                             -                    -                    -

SHARE TRANSACTIONS 1
   Proceeds from the sale of shares
      Class A                                             149,634              185,360                5,446
      Class B                                                 167                    -                    -
  Reinvestment of distributions
      Class A                                                   -                    -                    -
      Class B                                                   -                    -                    -
   Cost of shares redeemed
      Class A                                             (83,204)            (148,053)                (192)
      Class B                                                 (46)                   -                    -
                                             --------------------- -------------------- --------------------
                                             --------------------- -------------------- --------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                                 66,551               37,307                5,254
                                             --------------------- -------------------- --------------------
                                             --------------------- -------------------- --------------------

NET INCREASE (DECREASE) IN NET ASSETS                      89,466               76,922                5,130

NET ASSETS BEGINNING OF PERIOD                            182,062              694,829                    -
                                             --------------------- -------------------- --------------------
                                             --------------------- -------------------- --------------------

NET ASSETS END OF PERIOD                                $ 271,528            $ 771,751              $ 5,130
                                             ===================== ==================== ====================
                                             ===================== ==================== ====================

UNDISTRIBUTED (EXCESS OF DISTRIBUTIONS OVER)
   NET INVESTMENT INCOME                                  $ 2,055                  $ -                  $ -
                                             ===================== ==================== ====================
                                             ===================== ==================== ====================

1 SHARE TRANSACTIONS
Shares sold
      Class A                                               5,364               11,771                  550
      Class B                                                   6                    -                    -
Reinvestment of distributions
      Class A                                                   -                    -                    -
      Class B                                                   -                    -                    -
Shares redeemed
      Class A                                              (3,100)              (9,509)                 (20)
      Class B                                                  (2)                   -                    -
                                             --------------------- -------------------- --------------------
                                             --------------------- -------------------- --------------------
Net increase (decrease)
      Class A                                               2,264                2,262                  530
                                             ===================== ==================== ====================
                                             ===================== ==================== ====================
      Class B                                                   4                    -                    -
                                             ===================== ==================== ====================
                                             ===================== ==================== ====================
PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):
Purchases of securities                                 $ 102,952            $ 545,896              $ 5,253
Proceeds from sales of securities                          35,592              508,181                   46
---------------------------------------------
---------------------------------------------
(a) Period from January 17, 2006 (commencement of operations)

See Notes to the Financial Statements.

JNL VARIABLE FUNDS (UNAUDITED)
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE PERIOD ENDED JUNE 30, 2006

                                                                              JNL VARIABLE FUND LLC
                                             ------------------------------------------------------------------------------------
                                             ------------------------------------------------------------------------------------

                                                  JNL/Mellon           JNL/Mellon           JNL/Mellon           JNL/Mellon
                                                   Capital               Capital              Capital              Capital
                                                  Management           Management           Management           Management
                                                Select Small-          Technology               VIP             Value Line 25
OPERATIONS                                         Cap Fund            Sector Fund             Fund                 Fund
                                             --------------------- -------------------- -------------------- --------------------
                                             --------------------- -------------------- -------------------- --------------------
   Net investment income                                 $ (1,410)               $ (33)             $ 1,799                $ 513
   Net realized gain on:
      Investments                                          58,002                  824               11,889               42,297
      Foreign currency related items                            -                    -                   27                    -
   Net change in unrealized appreciation or
   depreciation on:
      Investments                                         (46,153)              (2,650)             (14,981)             (93,253)
      Foreign currency related items                            -                    -                    3                    -
                                             --------------------- -------------------- -------------------- --------------------
                                             --------------------- -------------------- -------------------- --------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                              10,439               (1,859)              (1,263)             (50,443)
                                             --------------------- -------------------- -------------------- --------------------
                                             --------------------- -------------------- -------------------- --------------------

DISTRIBUTION TO SHAREHOLDERS
   From net investment income
      Class A                                                   -                    -                    -                    -
      Class B                                                   -                    -                    -                    -
   From net realized gains on
      investment transactions
      Class A                                                   -                    -                    -                    -
      Class B                                                   -                    -                    -                    -
                                             --------------------- -------------------- -------------------- --------------------
                                             --------------------- -------------------- -------------------- --------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                             -                    -                    -                    -

SHARE TRANSACTIONS 1
   Proceeds from the sale of shares
      Class A                                             133,322               13,510              128,506              373,277
      Class B                                                 108                   14                  533                    -
  Reinvestment of distributions
      Class A                                                   -                    -                    -                    -
      Class B                                                   -                    -                    -                    -
   Cost of shares redeemed
      Class A                                             (82,115)             (20,473)             (37,200)            (134,101)
      Class B                                                   -                   (7)                (189)                   -
                                             --------------------- -------------------- -------------------- --------------------
                                             --------------------- -------------------- -------------------- --------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                                 71,408               (6,956)              91,650              239,176
                                             --------------------- -------------------- -------------------- --------------------
                                             --------------------- -------------------- -------------------- --------------------

NET INCREASE (DECREASE) IN NET ASSETS                      81,847               (8,815)              90,387              188,733

NET ASSETS BEGINNING OF PERIOD                            546,818               47,343              235,948              451,861
                                             --------------------- -------------------- -------------------- --------------------
                                             --------------------- -------------------- -------------------- --------------------

NET ASSETS END OF PERIOD                                $ 628,665             $ 38,528            $ 326,335            $ 640,594
                                             ===================== ==================== ==================== ====================
                                             ===================== ==================== ==================== ====================

UNDISTRIBUTED (EXCESS OF DISTRIBUTIONS OVER)
   NET INVESTMENT INCOME                                 $ (1,410)               $ (33)             $ 2,711                  $ -
                                             ===================== ==================== ==================== ====================
                                             ===================== ==================== ==================== ====================

1 SHARE TRANSACTIONS
Shares sold
      Class A                                               5,950                2,103               10,436               23,660
      Class B                                                   5                    2                   43                    -
Reinvestment of distributions
      Class A                                                   -                    -                    -                    -
      Class B                                                   -                    -                                         -
Shares redeemed
      Class A                                              (3,673)              (3,207)              (3,024)              (8,578)
      Class B                                                   -                   (1)                 (15)                   -
                                             --------------------- -------------------- -------------------- --------------------
                                             --------------------- -------------------- -------------------- --------------------
Net increase (decrease)
      Class A                                               3,120               (1,104)               7,412               15,082
                                             ===================== ==================== ==================== ====================
                                             ===================== ==================== ==================== ====================
      Class B                                                   5                    1                   28                    -
                                             ===================== ==================== ==================== ====================
                                             ===================== ==================== ==================== ====================
PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):
Purchases of securities                                 $ 588,934              $ 6,599            $ 270,385            $ 596,609
Proceeds from sales of securities                         513,526               13,584              172,799              354,032
---------------------------------------------
---------------------------------------------
See Notes to the Financial Statements.

JNL VARIABLE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                            JNL VARIABLE FUND LLC
                                               ------------------------------------------------------------------------------
                                               ------------------------------------------------------------------------------

                                                  JNL/Mellon          JNL/Mellon      JNL/Mellon Capital     JNL/Mellon
                                                    Capital            Capital           Management            Capital
                                                  Management          Management          Consumer           Management
                                                      25            Communications      Brands Sector         Financial
OPERATIONS                                           Fund            Sector Fund            Fund             Sector Fund
                                               ------------------ ------------------- ------------------  ------------------
                                               ------------------ ------------------- ------------------  ------------------
   Net investment income (loss)                         $ 10,726               $ 569               $ 18               $ 681
   Net realized gain (loss) on:
      Investments                                         40,596                 706                232                 331
      Foreign currency related items                           -                   -                  -                   -
Net change in unrealized appreciation or
   (depreciation) on:
      Investments                                        (63,172)             (1,195)              (609)              1,046
      Foreign currency related items                           -                   -                  -
                                               ------------------ ------------------- ------------------  ------------------
                                               ------------------ ------------------- ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                       (11,850)                 80               (359)              2,058
                                               ------------------ ------------------- ------------------  ------------------
                                               ------------------ ------------------- ------------------  ------------------

DISTRIBUTION TO SHAREHOLDERS
   From net investment income
      Class A                                                  -                (301)               (19)               (424)
      Class B                                                  -                  (3)                 -                  (1)
   From net realized gains on
      investment transactions
      Class A                                                  -              (1,176)              (434)               (178)
      Class B                                                  -                 (10)                (3)                 (1)
                                               ------------------ ------------------- ------------------  ------------------
                                               ------------------ ------------------- ------------------  ------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                            -              (1,490)              (456)               (604)

SHARE TRANSACTIONS 1
   Proceeds from the sale of shares
      Class A                                            275,095              10,305             10,206              21,229
      Class B                                                                    107                101                 133
  Reinvestment of distributions
      Class A                                                  -               1,477                453                 602
      Class B                                                  -                  13                  3                   2
   Cost of shares redeemed
      Class A                                           (127,110)            (14,156)            (6,359)            (14,004)
      Class B                                                  -                  (6)                (3)                (10)
                                               ------------------ ------------------- ------------------  ------------------
                                               ------------------ ------------------- ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                               147,985              (2,260)             4,401               7,952
                                               ------------------ ------------------- ------------------  ------------------
                                               ------------------ ------------------- ------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                    136,135              (3,670)             3,586               9,406

NET ASSETS BEGINNING OF PERIOD                           411,674              17,313             15,133              29,330
                                               ------------------ ------------------- ------------------  ------------------
                                               ------------------ ------------------- ------------------  ------------------

NET ASSETS END OF PERIOD                               $ 547,809            $ 13,643           $ 18,719            $ 38,736
                                               ================== =================== ==================  ==================
                                               ================== =================== ==================  ==================

UNDISTRIBUTED (EXCESS OF DISTRIBUTIONS OVER)
   NET INVESTMENT INCOME                                     $ -               $ 569               $ 19               $ 662
                                               ================== =================== ==================  ==================
                                               ================== =================== ==================  ==================

1 SHARE TRANSACTIONS
Shares sold
      Class A                                             21,912               2,147                895               1,621
      Class B                                                  -                  23                  8                  11
Reinvestment of distributions
      Class A                                                  -                 331                 40                  44
      Class B                                                  -                   3                  -                   -
Shares redeemed
      Class A                                            (10,142)             (2,940)              (558)             (1,085)
      Class B                                                  -                  (1)                 -                  (1)
                                               ------------------ ------------------- ------------------  ------------------
                                               ------------------ ------------------- ------------------  ------------------
Net increase (decrease)
      Class A                                             11,770                (462)               377                 580
                                               ================== =================== ==================  ==================
                                               ================== =================== ==================  ==================
      Class B                                                  -                  25                  8                  10
                                               ================== =================== ==================  ==================
                                               ================== =================== ==================  ==================
PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):
Purchases of securities                                $ 473,481             $ 8,548            $ 6,121            $ 13,395
Proceeds from sales of securities                        321,543              11,551              2,566               4,362


                                              ----------------------------------------------------------
                                              ----------------------------------------------------------

                                                  JNL/Mellon          JNL/Mellon         JNL/Mellon
                                                   Capital              Capital            Capital
                                                  Management          Management         Management
                                                  Global 15           Healthcare            JNL 5
OPERATIONS                                           Fund             Sector Fund           Fund
                                              -------------------  ------------------ ------------------
                                              -------------------  ------------------ ------------------
   Net investment income (loss)                         $ 17,008               $ 393            $ 9,381
   Net realized gain (loss) on:
      Investments                                         38,633               1,025                919
      Foreign currency related items                        (100)                  -                (24)
Net change in unrealized appreciation or
   (depreciation) on:
      Investments                                          2,044               2,930             66,488
      Foreign currency related items                           4                   -                (23)
                                              -------------------  ------------------ ------------------
                                              -------------------  ------------------ ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        57,589               4,348             76,741
                                              -------------------  ------------------ ------------------
                                              -------------------  ------------------ ------------------

DISTRIBUTION TO SHAREHOLDERS
   From net investment income
      Class A                                                  -                (219)                (5)
      Class B                                                  -                  (1)                 -
   From net realized gains on
      investment transactions
      Class A                                                  -                (345)              (294)
      Class B                                                  -                  (1)                (1)
                                              -------------------  ------------------ ------------------
                                              -------------------  ------------------ ------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                            -                (566)              (300)

SHARE TRANSACTIONS 1
   Proceeds from the sale of shares
      Class A                                            296,245              57,700          1,220,806
      Class B                                                  -                 153              2,581
  Reinvestment of distributions
      Class A                                                  -                 564                299
      Class B                                                  -                   2                  1
   Cost of shares redeemed
      Class A                                           (109,567)            (31,431)          (128,558)
      Class B                                                  -                 (12)              (246)
                                              -------------------  ------------------ ------------------
                                              -------------------  ------------------ ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                               186,678              26,976          1,102,719
                                              -------------------  ------------------ ------------------
                                              -------------------  ------------------ ------------------

NET INCREASE (DECREASE) IN NET ASSETS                    244,267              30,758          1,179,160

NET ASSETS BEGINNING OF PERIOD                           395,405              48,654             87,571
                                              -------------------  ------------------ ------------------
                                              -------------------  ------------------ ------------------

NET ASSETS END OF PERIOD                               $ 639,672            $ 79,412        $ 1,266,731
                                              ===================  ================== ==================
                                              ===================  ================== ==================

UNDISTRIBUTED (EXCESS OF DISTRIBUTIONS OVER)
   NET INVESTMENT INCOME                                     $ -               $ 393            $ 9,356
                                              ===================  ================== ==================
                                              ===================  ================== ==================

1 SHARE TRANSACTIONS
Shares sold
      Class A                                             22,911               4,745            107,194
      Class B                                                  -                  13                225
Reinvestment of distributions
      Class A                                                  -                  45                 24
      Class B                                                  -                   -                  -
Shares redeemed
      Class A                                             (8,419)             (2,600)           (11,315)
      Class B                                                  -                  (1)               (21)
                                              -------------------  ------------------ ------------------
                                              -------------------  ------------------ ------------------
Net increase (decrease)
      Class A                                             14,492               2,190             96,642
                                              ===================  ================== ==================
                                              ===================  ================== ==================
      Class B                                                  -                  12                204
                                              ===================  ================== ==================
                                              ===================  ================== ==================
PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):
Purchases of securities                                $ 402,700            $ 39,479        $ 1,163,338
Proceeds from sales of securities                        204,114              12,073             72,824

See Notes to the Financial Statements.

JNL VARIABLE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                        JNL VARIABLE FUND LLC
                                              ----------------------------------------------------------------------------------
                                              ----------------------------------------------------------------------------------

                                                     JNL/Mellon         JNL/Mellon          JNL/Mellon         JNL/Mellon
                                                       Capital            Capital             Capital            Capital
                                                     Management         Management          Management         Management
                                                      Nasdaq 15          Oil & Gas         Select Small-       Technology
OPERATIONS                                              Fund            Sector Fund          Cap Fund          Sector Fund
                                                  ------------------ ------------------  ------------------ ------------------
                                                  ------------------ ------------------  ------------------ ------------------
   Net investment income (loss)                               $ (24)           $ 1,040            $ (1,386)             $ (56)
   Net realized gain (loss) on:
      Investments                                               405             13,463              16,457               (770)
      Foreign currency related items                              -                  -                   -                  -
Net change in unrealized appreciation or
   (depreciation) on:
      Investments                                               731             16,133              30,133              1,441
      Foreign currency related items                              -                  -                   -                  -
                                                  ------------------ ------------------  ------------------ ------------------
                                                  ------------------ ------------------  ------------------ ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                            1,112             30,636              45,204                615
                                                  ------------------ ------------------  ------------------ ------------------
                                                  ------------------ ------------------  ------------------ ------------------

DISTRIBUTION TO SHAREHOLDERS
   From net investment income
      Class A                                                     -               (303)                  -               (493)
      Class B                                                     -                 (1)                  -                 (2)
   From net realized gains on
      investment transactions
      Class A                                                     -             (3,738)                  -               (121)
      Class B                                                     -                 (5)                  -                  -
                                                  ------------------ ------------------  ------------------ ------------------
                                                  ------------------ ------------------  ------------------ ------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                               -             (4,047)                  -               (616)

SHARE TRANSACTIONS 1
   Proceeds from the sale of shares
      Class A                                                38,773            195,680             243,700             32,315
      Class B                                                     -                255                   -                138
  Reinvestment of distributions
      Class A                                                     -              4,041                   -                614
      Class B                                                     -                  6                   -                  2
   Cost of shares redeemed
      Class A                                                (6,833)          (105,392)            (98,316)           (22,741)
      Class B                                                     -                (34)                  -                (14)
                                                  ------------------ ------------------  ------------------ ------------------
                                                  ------------------ ------------------  ------------------ ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                                   31,940             94,556             145,384             10,314
                                                  ------------------ ------------------  ------------------ ------------------
                                                  ------------------ ------------------  ------------------ ------------------

NET INCREASE (DECREASE) IN NET ASSETS                        33,052            121,145             190,588             10,313

NET ASSETS BEGINNING OF PERIOD                                9,087             60,917             356,230             37,030
                                                  ------------------ ------------------  ------------------ ------------------
                                                  ------------------ ------------------  ------------------ ------------------

NET ASSETS END OF PERIOD                                   $ 42,139          $ 182,062           $ 546,818           $ 47,343
                                                  ================== ==================  ================== ==================
                                                  ================== ==================  ================== ==================

UNDISTRIBUTED (EXCESS OF DISTRIBUTIONS OVER)
   NET INVESTMENT INCOME                                        $ -            $ 1,040                 $ -                $ -
                                                  ================== ==================  ================== ==================
                                                  ================== ==================  ================== ==================

1 SHARE TRANSACTIONS
Shares sold
      Class A                                                 3,739              8,356              12,179              5,348
      Class B                                                     -                 10                   -                 24
Reinvestment of distributions
      Class A                                                     -                160                   -                 96
      Class B                                                     -                  -                   -                  -
Shares redeemed
      Class A                                                  (660)            (4,534)             (4,871)            (3,891)
      Class B                                                     -                 (1)                  -                 (2)
                                                  ------------------ ------------------  ------------------ ------------------
                                                  ------------------ ------------------  ------------------ ------------------
Net increase (decrease)
      Class A                                                 3,079              3,982               7,308              1,553
                                                  ================== ==================  ================== ==================
                                                  ================== ==================  ================== ==================
      Class B                                                     -                  9                   -                 22
                                                  ================== ==================  ================== ==================
                                                  ================== ==================  ================== ==================
PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):
Purchases of securities                                    $ 39,320          $ 138,153           $ 476,420           $ 22,555
Proceeds from sales of securities                             8,629             42,185             313,293             11,766


                                              -----------------------------------------------------------------------------
                                              -----------------------------------------------------------------------------

                                                  JNL/Mellon          JNL/Mellon         JNL/Mellon          JNL/Mellon
                                                   Capital              Capital            Capital            Capital
                                                  Management          Management         Management          Management
                                                    Dow 10              S&P 10          Value Line 25           VIP
OPERATIONS                                           Fund                Fund               Fund                Fund
                                              -------------------  ------------------ ------------------  -----------------
                                              -------------------  ------------------ ------------------  -----------------
   Net investment income (loss)                         $ 17,249              $ (183)            $ (205)             $ 923
   Net realized gain (loss) on:
      Investments                                          7,542              41,389              2,132                804
      Foreign currency related items                           -                   -                  -                (13)
Net change in unrealized appreciation or
   (depreciation) on:
      Investments                                        (50,443)            125,512             70,803             14,929
      Foreign currency related items                           -                   -                  -                 (2)
                                              -------------------  ------------------ ------------------  -----------------
                                              -------------------  ------------------ ------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                       (25,652)            166,718             72,730             16,641
                                              -------------------  ------------------ ------------------  -----------------
                                              -------------------  ------------------ ------------------  -----------------

DISTRIBUTION TO SHAREHOLDERS
   From net investment income
      Class A                                                  -                   -                  -                  -
      Class B                                                  -                   -                  -                  -
   From net realized gains on
      investment transactions
      Class A                                                  -                   -                  -               (680)
      Class B                                                  -                   -                  -                 (2)
                                              -------------------  ------------------ ------------------  -----------------
                                              -------------------  ------------------ ------------------  -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                            -                   -                  -               (682)

SHARE TRANSACTIONS 1
   Proceeds from the sale of shares
      Class A                                            263,242             303,368            399,082            230,913
      Class B                                                  -                   -                  -                560
  Reinvestment of distributions
      Class A                                                  -                   -                  -                680
      Class B                                                  -                   -                  -                  2
   Cost of shares redeemed
      Class A                                           (120,368)           (136,775)           (53,006)           (34,311)
      Class B                                                  -                   -                  -                (90)
                                              -------------------  ------------------ ------------------  -----------------
                                              -------------------  ------------------ ------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                               142,874             166,593            346,076            197,754
                                              -------------------  ------------------ ------------------  -----------------
                                              -------------------  ------------------ ------------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS                    117,222             333,311            418,806            213,713

NET ASSETS BEGINNING OF PERIOD                           429,834             361,518             33,055             22,235
                                              -------------------  ------------------ ------------------  -----------------
                                              -------------------  ------------------ ------------------  -----------------

NET ASSETS END OF PERIOD                               $ 547,056           $ 694,829          $ 451,861          $ 235,948
                                              ===================  ================== ==================  =================
                                              ===================  ================== ==================  =================

UNDISTRIBUTED (EXCESS OF DISTRIBUTIONS OVER)
   NET INVESTMENT INCOME                                     $ -                 $ -                $ -              $ 912
                                              ===================  ================== ==================  =================
                                              ===================  ================== ==================  =================

1 SHARE TRANSACTIONS
Shares sold
      Class A                                             26,650              23,889             29,426             20,332
      Class B                                                  -                   -                  -                 49
Reinvestment of distributions
      Class A                                                  -                   -                  -                 56
      Class B                                                  -                   -                  -
Shares redeemed
      Class A                                            (12,202)            (10,479)            (3,923)            (3,014)
      Class B                                                  -                   -                  -                 (8)
                                              -------------------  ------------------ ------------------  -----------------
                                              -------------------  ------------------ ------------------  -----------------
Net increase (decrease)
      Class A                                             14,448              13,410             25,503             17,374
                                              ===================  ================== ==================  =================
                                              ===================  ================== ==================  =================
      Class B                                                  -                   -                  -                 41
                                              ===================  ================== ==================  =================
                                              ===================  ================== ==================  =================
PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):
Purchases of securities                                $ 274,323           $ 523,584          $ 377,081          $ 219,586
Proceeds from sales of securities                        108,040             352,413             34,379             24,029

See Notes to the Financial Statements.

JNL VARIABLE FUNDS (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                                                        Increase (Decrease) from
                                                                        Investment Operations
                                                      ---------------------------------------------------------
                                        Net Asset     ---------------------------------------------------------
                                          Value              Net           Net Realized        Total from
              Period                    Beginning        Investment        & Unrealized        Investment
               Ended                    of Period       Income (Loss)     Gains (Losses)       Operations
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT 25 FUND

Class A
             6/30/2006                         $12.59             $0.13              $0.54               $0.67
            12/31/2005                          12.97              0.21              (0.59)              (0.38)
            12/31/2004                          10.64              0.02               2.31                2.33
            12/31/2003                           8.01              0.12               2.51                2.63
            12/31/2002                           9.07             (0.10)             (0.96)              (1.06)
            12/31/2001                           7.94              0.02               1.11                1.13

Class B
       05/01(a) - 06/30/2006                    13.41              0.14              (0.29)              (0.15)

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND

Class A
             6/30/2006                           4.44              0.06               0.63                0.69
            12/31/2005                           4.93              0.21              (0.16)               0.05
            12/31/2004                           4.19              0.09               0.65                0.74
            12/31/2003                           3.15              0.02               1.02                1.04
            12/31/2002                           5.79              0.01              (2.65)              (2.64)
            12/31/2001                          11.02              0.01              (5.24)              (5.23)

Class B
             6/30/2006                           4.40              0.06               0.64                0.70
            12/31/2005                           4.88              0.22              (0.16)               0.06
         03/05(a)-12/31/04                       4.65              0.06               0.23                0.29

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND

Class A
             6/30/2006                          11.22              0.02               0.19                0.21
            12/31/2005                          11.79              0.01              (0.29)              (0.28)
            12/31/2004                          10.71              0.02               1.06                1.08
            12/31/2003                           8.86              0.08               1.77                1.85
            12/31/2002                           9.42              0.02              (0.58)              (0.56)
            12/31/2001                          10.31              0.02              (0.91)              (0.89)

Class B
             6/30/2006                          11.27              0.02               0.20                0.22
            12/31/2005                          11.81              0.04              (0.29)              (0.25)
         03/05(a)-12/31/04                      11.14              0.03               0.64                0.67

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT DOW 10 FUND

Class A
             6/30/2006                           9.81              0.19               0.88                1.07
            12/31/2005                          10.40              0.20              (0.79)              (0.59)
            12/31/2004                          10.11              0.09               0.20                0.29
            12/31/2003                           8.04              0.03               2.04                2.07
            12/31/2002                           8.92              0.01              (0.89)              (0.88)
            12/31/2001                           9.18              0.07              (0.33)              (0.26)

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT DOW DIVIDEND FUND
Class A
       01/17(a) - 06/30/2006                    10.00              0.06               0.50                0.56

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

                                                                                      Distributions from
                                                                                         Net Realized
                                                                  Distributions from       Gains on          Net Asset
              Period                                                Net Investment        Investment         Value, End
               Ended                                                    Income           Transactions        of Period
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT 25 FUND

Class A
             6/30/2006                                              $ -            $ -                           $13.26
            12/31/2005                                                -                  -                        12.59
            12/31/2004                                                -                  -                        12.97
            12/31/2003                                                -                  -                        10.64
            12/31/2002                                                -                  -                         8.01
            12/31/2001                                                -                  -                         9.07

Class B
       05/01(a) - 06/30/2006                                          -                  -                        13.26

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND

Class A
             6/30/2006                                                -                  -                         5.13
            12/31/2005                                            (0.11)             (0.43)                        4.44
            12/31/2004                                                -                  -                         4.93
            12/31/2003                                                -                  -                         4.19
            12/31/2002                                                -                  -                         3.15
            12/31/2001                                                -                  -                         5.79

Class B
             6/30/2006                                                -                  -                         5.10
            12/31/2005                                            (0.11)             (0.43)                        4.40
         03/05(a)-12/31/04                                        (0.06)                 -                         4.88

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND

Class A
             6/30/2006                                                -                  -                        11.43
            12/31/2005                                            (0.01)             (0.28)                       11.22
            12/31/2004                                                -                  -                        11.79
            12/31/2003                                                -                  -                        10.71
            12/31/2002                                                -                  -                         8.86
            12/31/2001                                                -                  -                         9.42

Class B
             6/30/2006                                                -                  -                        11.49
            12/31/2005                                            (0.01)             (0.28)                       11.27
         03/05(a)-12/31/04                                            -                  -                        11.81

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT DOW 10 FUND

Class A
             6/30/2006                                                -                  -                        10.88
            12/31/2005                                                -                  -                         9.81
            12/31/2004                                                -                  -                        10.40
            12/31/2003                                                -                  -                        10.11
            12/31/2002                                                -                  -                         8.04
            12/31/2001                                                -                  -                         8.92

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT DOW DIVIDEND FUND
Class A
       01/17(a) - 06/30/2006                                          -                  -                        10.56

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

                                                               Supplemental Data
                                            ---------------------------------------------------------                  Ratio of Net
                                            ---------------------------------------------------------    Ratio of        Investment
                                                                   Net Assets,                          Expenses to    Income (Loss)
              Period                               Total          End of Period       Portfolio         Average Net      to Average
               Ended                            Return (b)        (in thousands)       Turnover         Assets (c)    Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT 25 FUND

Class A
             6/30/2006                                   5.32 %          $626,628      51.6%             0.65%             2.05%
            12/31/2005                                    (2.93)          547,809       67.7              0.65              2.25
            12/31/2004                                    21.90           411,674       42.0              0.67              1.74
            12/31/2003                                    32.83           164,658       33.3              0.81              4.11
            12/31/2002                                   (11.69)           37,479       35.6              0.82              2.05
            12/31/2001                                    14.23             8,403       49.0              0.85              2.34

Class B
       05/01(a) - 06/30/2006                              (1.12)              227       51.6              0.45              2.54

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND

Class A
             6/30/2006                                    15.54            29,899      117.5              0.75              2.54
            12/31/2005                                     0.96            13,529       55.6              0.73              3.71
            12/31/2004                                    17.67            17,306       47.7              0.74              2.33
            12/31/2003                                    33.02             8,244      149.3              0.91              0.46
            12/31/2002                                   (45.60)            6,104       50.9              0.89              0.15
            12/31/2001                                   (47.46)           10,471       64.1              0.85             (0.08)

Class B
             6/30/2006                                    15.91               135      117.5              0.55              2.40
            12/31/2005                                     1.18               114       55.6              0.53              4.35
         03/05(a)-12/31/04                                 6.29                 7       47.7              0.50              2.78

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND

Class A
             6/30/2006                                     1.87            18,505       10.0              0.75              0.42
            12/31/2005                                    (2.41)           18,615       15.5              0.73              0.11
            12/31/2004                                    10.08            15,128       47.1              0.74              0.14
            12/31/2003                                    20.88            10,764      167.7              0.91              0.72
            12/31/2002                                    (5.94)            9,466       28.5              0.89              0.39
            12/31/2001                                    (8.63)            8,006       61.7              0.85              0.71

Class B
             6/30/2006                                     1.95               107       10.0              0.55              0.62
            12/31/2005                                    (2.15)              104       15.5              0.52              0.32
         03/05(a)-12/31/04                                 6.01                 5       47.1              0.51              0.48

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT DOW 10 FUND

Class A
             6/30/2006                                    10.91           660,892        7.1              0.67              3.73
            12/31/2005                                    (5.67)          547,056       22.7              0.68              3.60
            12/31/2004                                     2.87           429,834       26.9              0.67              3.17
            12/31/2003                                    25.75           229,090       24.7              0.81              3.10
            12/31/2002                                    (9.87)           80,821       21.7              0.83              2.92
            12/31/2001                                    (2.83)           36,882       38.5              0.85              2.34

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT DOW DIVIDEND FUND
Class A
       01/17(a) - 06/30/2006                               5.60            94,851       11.8              0.72              2.69

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

See Notes to the Financial Statements.

JNL VARIABLE FUNDS (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                                                            Increase (Decrease) from
                                                                            Investment Operations
                                                          ---------------------------------------------------------
                                            Net Asset     ---------------------------------------------------------
                                              Value              Net           Net Realized        Total from
              Period                        Beginning        Investment        & Unrealized        Investment
               Ended                        of Period       Income (Loss)     Gains (Losses)       Operations
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND

Class A
             6/30/2006                         $13.71             $0.15              $0.36               $0.51
            12/31/2005                          13.12              0.20               0.60                0.80
            12/31/2004                          11.57              0.19               1.37                1.56
            12/31/2003                           8.68              0.11               2.78                2.89
            12/31/2002                          10.10              0.07              (1.49)              (1.42)
            12/31/2001                          11.42              0.04              (1.36)              (1.32)

Class B
             6/30/2006                          13.62              0.16               0.37                0.53
            12/31/2005                          13.01              0.22               0.60                0.82
         03/05(a)-12/31/04                      12.50              0.15               0.50                0.65

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND

Class A
             6/30/2006                          14.06              0.29               1.63                1.92
            12/31/2005                          12.76              0.26               1.04                1.30
            12/31/2004                           9.96              0.13               2.67                2.80
            12/31/2003                           7.48             (0.22)              2.70                2.48
            12/31/2002                           8.68             (0.39)             (0.81)              (1.20)
            12/31/2001                           8.74              0.09              (0.15)              (0.06)

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND

Class A
             6/30/2006                          12.47              0.05              (0.51)              (0.46)
            12/31/2005                          11.67              0.04               0.85                0.89
            12/31/2004                          11.28              0.05               0.34                0.39
            12/31/2003                           8.79             (0.03)              2.52                2.49
            12/31/2002                          12.67             (0.03)             (3.85)              (3.88)
            12/31/2001                          13.60             (0.03)             (0.90)              (0.93)

Class B
             6/30/2006                          12.46              0.06              (0.51)              (0.45)
            12/31/2005                          11.64              0.07               0.84                0.91
         03/05(a)-12/31/04                      11.89              0.05              (0.25)              (0.20)

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND

Class A
             6/30/2006                          12.08              0.06               0.83                0.89
            12/31/2005                          10.91              0.09               1.08                1.17
         10/04(a)-12/31/04                      10.00              0.03               0.91                0.94

Class B
             6/30/2006                          12.10              0.07               0.84                0.91
            12/31/2005                          10.91              0.11               1.08                1.19
         10/04(a)-12/31/04                      10.00              0.04               0.90                0.94

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

                                                                             Distributions from
                                                                                Net Realized
                                                         Distributions from       Gains on          Net Asset
              Period                                       Net Investment        Investment         Value, End
               Ended                                           Income           Transactions        of Period
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND

Class A
             6/30/2006                                        $ -                 $ -                   $14.22
            12/31/2005                                       (0.15)             (0.06)                   13.71
            12/31/2004                                       (0.01)                 -                    13.12
            12/31/2003                                           -                  -                    11.57
            12/31/2002                                           -                  -                     8.68
            12/31/2001                                           -                  -                    10.10

Class B
             6/30/2006                                           -                  -                    14.15
            12/31/2005                                       (0.15)             (0.06)                   13.62
         03/05(a)-12/31/04                                   (0.14)                 -                    13.01

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND

Class A
             6/30/2006                                           -                  -                   15.98
            12/31/2005                                           -                  -                   14.06
            12/31/2004                                           -                  -                   12.76
            12/31/2003                                           -                  -                    9.96
            12/31/2002                                           -                  -                    7.48
            12/31/2001                                           -                  -                    8.68

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND

Class A
             6/30/2006                                           -                  -                   12.01
            12/31/2005                                       (0.03)             (0.06)                  12.47
            12/31/2004                                           -                  -                   11.67
            12/31/2003                                           -                  -                   11.28
            12/31/2002                                           -                  -                    8.79
            12/31/2001                                           -                  -                   12.67

Class B
             6/30/2006                                           -                  -                   12.01
            12/31/2005                                       (0.03)             (0.06)                  12.46
         03/05(a)-12/31/04                                   (0.05)                 -                   11.64

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND

Class A
             6/30/2006                                           -                  -                   12.97
            12/31/2005                                           -                  -                   12.08
         10/04(a)-12/31/04                                   (0.03)                 -                   10.91

Class B
             6/30/2006                                           -                  -                   13.01
            12/31/2005                                           -                  -                   12.10
         10/04(a)-12/31/04                                   (0.03)                 -                   10.91

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
                                                               Supplemental Data
                                            ---------------------------------------------------------                  Ratio of Net
                                            ---------------------------------------------------------    Ratio of        Investment
                                                                   Net Assets,                          Expenses to    Income (Loss)
              Period                               Total          End of Period       Portfolio         Average Net      to Average
               Ended                            Return (b)        (in thousands)       Turnover         Assets (c)    Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND

Class A
             6/30/2006                               3.72 %           $40,775              25.3%             0.75%             1.99%
            12/31/2005                                 6.11            38,586               13.5              0.73              2.10
            12/31/2004                                13.48            29,318                5.2              0.74              1.88
            12/31/2003                                33.30            17,965              162.2              0.91              1.06
            12/31/2002                               (14.06)           14,184               25.3              0.89              0.70
            12/31/2001                               (11.56)           15,911               67.6              0.85              0.63

Class B
             6/30/2006                                 3.89               155               25.3              0.55              2.18
            12/31/2005                                 6.32               150               13.5              0.52              2.26
         03/05(a)-12/31/04                             5.21                12                5.2              0.52              2.24

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND

Class A
             6/30/2006                                13.66           808,227               39.8              0.70              4.07
            12/31/2005                                10.19           639,672               41.2              0.71              3.40
            12/31/2004                                28.11           395,405               15.8              0.72              3.24
            12/31/2003                                33.16           141,388               28.9              0.86              3.44
            12/31/2002                               (13.82)           30,501               20.4              0.88              3.59
            12/31/2001                                (0.69)            8,075               45.5              0.90              3.55

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND

Class A
             6/30/2006                                (3.69)           74,738               14.2              0.73              0.74
            12/31/2005                                 7.61            79,231               19.8              0.72              0.64
            12/31/2004                                 3.46            48,625                6.9              0.74              0.58
            12/31/2003                                28.33            23,634              145.5              0.91              0.27
            12/31/2002                               (30.62)           18,280               44.0              0.89             (0.28
            12/31/2001                                (6.84)           24,500               52.5              0.85             (0.26

Class B
             6/30/2006                                (3.61)              179               14.2              0.53              0.94
            12/31/2005                                 7.80               181               19.8              0.51              0.82
         03/05(a)-12/31/04                            (1.71)               29                6.9              0.53              0.81

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND

Class A
             6/30/2006                                 7.37         2,272,639               41.2              0.64              1.93
            12/31/2005                                10.75         1,264,000               13.1              0.65              1.69
         10/04(a)-12/31/04                             9.37            87,331                8.8              0.72              2.44

Class B
             6/30/2006                                 7.52             4,923               41.2              0.44              2.12
            12/31/2005                                10.93             2,731               13.1              0.45              1.85
         10/04(a)-12/31/04                             9.44               240                8.8              0.51              2.20

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------


(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

See notes to the Financial Statements.

JNL VARIABLE FUNDS (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                                                            Increase (Decrease) from
                                                                            Investment Operations
                                                          ---------------------------------------------------------
                                            Net Asset     ---------------------------------------------------------
                                              Value              Net           Net Realized        Total from
              Period                        Beginning        Investment        & Unrealized        Investment
               Ended                        of Period       Income (Loss)     Gains (Losses)       Operations
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND

Class A
       05/01(a) - 06/30/2006                   $10.00             $0.02             $(0.53)             $(0.51)

Class B
       05/01(a) - 06/30/2006                    10.00              0.02              (0.53)              (0.51)

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT NASDAQ 15 FUND

Class A
             6/30/2006                          10.76             (0.03)             (0.76)              (0.79)
            12/31/2005                          10.87                 -              (0.11)              (0.11)
         10/04(a)-12/31/04                      10.00                 -               0.87                0.87

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND

Class A
             6/30/2006                          25.21              0.07               3.33                3.40
            12/31/2005                          18.84              0.09               6.84                6.93
            12/31/2004                          14.13              0.09               4.62                4.71
            12/31/2003                          10.72              0.08               3.33                3.41
            12/31/2002                          11.11              0.05              (0.44)              (0.39)
            12/31/2001                          14.91              0.01              (3.81)              (3.80)

Class B
             6/30/2006                          25.31              0.09               3.35                3.44
            12/31/2005                          18.88              0.15               6.84                6.99
         03/05(a)-12/31/04                      15.40              0.13               3.35                3.48

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 10 FUND

Class A
             6/30/2006                          14.81              0.01               0.87                0.88
            12/31/2005                          10.79             (0.03)              4.05                4.02
            12/31/2004                           9.17              0.04               1.58                1.62
            12/31/2003                           7.71              0.02               1.44                1.46
            12/31/2002                           9.41                 -              (1.70)              (1.70)
            12/31/2001                          11.97              0.04              (2.60)              (2.56)

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 24 FUND

Class A
       05/01(a) - 06/30/2006                    10.00              0.01              (0.33)              (0.32)

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                                                             Distributions from
                                                                                Net Realized
                                                         Distributions from       Gains on          Net Asset
              Period                                       Net Investment        Investment         Value, End
               Ended                                           Income           Transactions        of Period
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND

Class A
       05/01(a) - 06/30/2006                                   $ -                $ -                        $ 9.49

Class B
       05/01(a) - 06/30/2006                                     -                  -                          9.49

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT NASDAQ 15 FUND

Class A
             6/30/2006                                           -                  -                          9.97
            12/31/2005                                           -                  -                         10.76
         10/04(a)-12/31/04                                       -                  -                         10.87

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND

Class A
             6/30/2006                                           -                  -                         28.61
            12/31/2005                                       (0.04)             (0.52)                        25.21
            12/31/2004                                           -                  -                         18.84
            12/31/2003                                           -                  -                         14.13
            12/31/2002                                           -                  -                         10.72
            12/31/2001                                           -                  -                         11.11

Class B
             6/30/2006                                           -                  -                         28.75
            12/31/2005                                       (0.04)             (0.52)                        25.31
         03/05(a)-12/31/04                                       -                  -                         18.88

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 10 FUND

Class A
             6/30/2006                                           -                  -                         15.69
            12/31/2005                                           -                  -                         14.81
            12/31/2004                                           -                  -                         10.79
            12/31/2003                                           -                  -                          9.17
            12/31/2002                                           -                  -                          7.71
            12/31/2001                                           -                  -                          9.41

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 24 FUND

Class A
       05/01(a) - 06/30/2006                                     -                  -                          9.68

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

                                                               Supplemental Data
                                            ---------------------------------------------------------                  Ratio of Net
                                            ---------------------------------------------------------    Ratio of        Investment
                                                                   Net Assets,                          Expenses to    Income (Loss)
              Period                               Total          End of Period       Portfolio         Average Net      to Average
               Ended                            Return (b)        (in thousands)       Turnover         Assets (c)    Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND

Class A
       05/01(a) - 06/30/2006                         (5.10)%         $20,923               0.0%             0.72%             2.76%

Class B
       05/01(a) - 06/30/2006                         (5.10)               95                0.0              0.51              3.54

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT NASDAQ 15 FUND

Class A
             6/30/2006                               (7.34)           47,478               95.9              0.77             (0.67)
            12/31/2005                               (1.01)           42,139               37.7              0.76             (0.10)
         10/04(a)-12/31/04                            8.70             9,087               59.2              0.76             (0.24)

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND

Class A
             6/30/2006                               13.49           271,111               15.5              0.68              0.89
            12/31/2005                               36.79           181,807               33.5              0.68              0.82
            12/31/2004                               33.33            60,910               43.9              0.73              0.90
            12/31/2003                               31.81             9,136              141.2              0.91              0.65
            12/31/2002                               (3.51)            7,408               53.0              0.89              0.42
            12/31/2001                              (25.49)            7,468               67.6              0.85              0.33

Class B
             6/30/2006                               13.59               417               15.5              0.48              1.01
            12/31/2005                               37.03               255               33.5              0.48              1.03
         03/05(a)-12/31/04                           22.60                 7               43.9              0.51              1.16

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 10 FUND

Class A
             6/30/2006                                5.94           771,751               67.0              0.65              0.19
            12/31/2005                               37.26           694,829               67.2              0.66             (0.03)
            12/31/2004                               17.67           361,518               62.4              0.67              0.83
            12/31/2003                               18.94           155,143               49.2              0.81              0.69
            12/31/2002                              (18.07)           41,209               68.6              0.83              0.29
            12/31/2001                              (21.39)           20,187               66.8              0.85              0.41

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 24 FUND

Class A
       05/01(a) - 06/30/2006                         (3.20)            5,130                1.5              0.71              0.42

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

See Notes to the Financial Statements.

JNL VARIABLE FUNDS (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                                                            Increase (Decrease) from
                                                                            Investment Operations
                                                          ---------------------------------------------------------
                                            Net Asset     ---------------------------------------------------------
                                              Value              Net           Net Realized        Total from
              Period                        Beginning        Investment        & Unrealized        Investment
               Ended                        of Period       Income (Loss)     Gains (Losses)       Operations
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND

Class A
             6/30/2006                         $21.73            $(0.05)             $0.55               $0.50
            12/31/2005                          19.95             (0.06)              1.84                1.78
            12/31/2004                          17.72                 -               2.23                2.23
            12/31/2003                          11.97             (0.05)              5.80                5.75
            12/31/2002                          14.54              0.11              (2.68)              (2.57)
            12/31/2001                          15.13              0.01              (0.60)              (0.59)

Class B
       05/01(a) - 06/30/2006                    24.18             (0.03)             (1.93)              (1.96)

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND

Class A
             6/30/2006                           6.27             (0.01)             (0.28)              (0.29)
            12/31/2005                           6.20             (0.02)              0.17                0.15
            12/31/2004                           6.13              0.08              (0.01)               0.07
            12/31/2003                           4.22             (0.04)              1.95                1.91
            12/31/2002                           6.72             (0.03)             (2.47)              (2.50)
            12/31/2001                          12.18                 -              (5.46)              (5.46)

Class B
             6/30/2006                           6.30                 -              (0.29)              (0.29)
            12/31/2005                           6.22             (0.10)              0.26                0.16
         03/05(a)12/31/04                        6.17              0.12              (0.07)               0.05

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VIP FUND

Class A
             6/30/2006                          12.15              0.05              (0.05)                  -
            12/31/2005                          11.10              0.05               1.04                1.09
         10/04(a)-12/31/04                      10.00              0.02               1.10                1.12

Class B
             6/30/2006                          12.17              0.06              (0.05)               0.01
            12/31/2005                          11.09              0.08               1.04                1.12
         10/04(a)-12/31/04                      10.00              0.03               1.08                1.11

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VALUE LINE 25 FUND

Class A
             6/30/2006                          15.92              0.01              (1.19)              (1.18)
            12/31/2005                          11.47                 -               4.45                4.45
         10/04(a)-12/31/04                      10.00             (0.01)              1.48                1.47

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

                                                                             Distributions from
                                                                                Net Realized
                                                         Distributions from       Gains on          Net Asset
              Period                                       Net Investment        Investment         Value, End
               Ended                                           Income           Transactions        of Period
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND

Class A
             6/30/2006                                         $ -                 $ -             $22.23
            12/31/2005                                           -                  -               21.73
            12/31/2004                                           -                  -               19.95
            12/31/2003                                           -                  -               17.72
            12/31/2002                                           -                  -               11.97
            12/31/2001                                           -                  -               14.54

Class B
       05/01(a) - 06/30/2006                                     -                  -               22.22

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND

Class A
             6/30/2006                                           -                  -                5.98
            12/31/2005                                       (0.06)             (0.02)               6.27
            12/31/2004                                           -                  -                6.20
            12/31/2003                                           -                  -                6.13
            12/31/2002                                           -                  -                4.22
            12/31/2001                                           -                  -                6.72

Class B
             6/30/2006                                           -                  -                6.01
            12/31/2005                                       (0.06)             (0.02)               6.30
         03/05(a)12/31/04                                        -                  -                6.22

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VIP FUND

Class A
             6/30/2006                                           -                  -               12.15
            12/31/2005                                           -              (0.04)              12.15
         10/04(a)-12/31/04                                   (0.02)                 -               11.10

Class B
             6/30/2006                                           -                  -               12.18
            12/31/2005                                           -              (0.04)              12.17
         10/04(a)-12/31/04                                   (0.02)                 -               11.09

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VALUE LINE 25 FUND

Class A
             6/30/2006                                           -                  -               14.74
            12/31/2005                                           -                  -               15.92
         10/04(a)-12/31/04                                       -                  -               11.47

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

                                                               Supplemental Data
                                            ---------------------------------------------------------                  Ratio of Net
                                            ---------------------------------------------------------    Ratio of        Investment
                                                                   Net Assets,                          Expenses to    Income (Loss)
              Period                               Total          End of Period       Portfolio         Average Net      to Average
               Ended                            Return (b)        (in thousands)       Turnover         Assets (c)    Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND

Class A
             6/30/2006                               2.30 %          $608,471              85.0%             0.65%      (0.47)%
            12/31/2005                                 8.92           546,818               71.8              0.65       0.32
            12/31/2004                                12.58           356,230               73.5              0.67       0.03
            12/31/2003                                48.04           170,156               38.6              0.81      (0.12)
            12/31/2002                               (17.68)           38,583               62.7              0.83       1.02
            12/31/2001                                (3.90)           14,442               78.7              0.85      (0.25)

Class B
       05/01(a) - 06/30/2006                          (8.11)              101               85.0              0.45      (0.39)

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND

Class A
             6/30/2006                                (4.63)           38,380               13.9              0.74      (0.14)
            12/31/2005                                 2.43            47,194               30.4              0.73      (0.15)
            12/31/2004                                 1.14            37,014                8.0              0.74       1.81
            12/31/2003                                45.26            20,434              155.9              0.91      (0.65)
            12/31/2002                               (37.20)           14,515               32.4              0.89      (0.80)
            12/31/2001                               (44.83)           20,044               64.4              0.85      (0.72)

Class B
             6/30/2006                                (4.60)              148               13.9              0.55          -
            12/31/2005                                 2.58               149               30.4              0.52       0.06
         03/05(a)12/31/04                              0.81                16                8.0              0.52       3.96

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VIP FUND

Class A
             6/30/2006                                 0.00           325,367               60.7              0.69       1.27
            12/31/2005                                 9.78           235,320               19.7              0.71       0.75
         10/04(a)-12/31/04                            11.17            22,124               56.1              0.76       1.26

Class B
             6/30/2006                                 0.08               968               60.7              0.49       1.48
            12/31/2005                                10.06               628               19.7              0.51       0.94
         10/04(a)-12/31/04                            11.13               111               56.1              0.55       1.10

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VALUE LINE 25 FUND

Class A
             6/30/2006                                (7.41)          640,594               62.0              0.80       0.18
            12/31/2005                                38.80           451,861               17.9              0.81      (0.11)
         10/04(a)-12/31/04                            14.70            33,055               21.0              0.87      (0.52)

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

See Notes to the Financial Statements.

NOTE 1. ORGANIZATION
The JNL Variable Fund LLC and the JNLNY Variable Fund I LLC (collectively, "JNL Variable Funds") are limited liability companies organized under the laws of Delaware, by Operating Agreements dated February 11, 1999 as amended December 13, 2001. The JNL Variable Funds are registered with the U.S. Securities and Exchange Commission as non-diversified funds under the Investment Company Act of 1940, as amended. The JNL Variable Fund LLC includes the following eighteen (18) separate Funds, each subadvised by Mellon Capital Management Corp.: JNL/Mellon Capital Management 25 Fund, JNL/Mellon Capital Management Communications Sector Fund, JNL/Mellon Capital Management Consumer Brands Sector Fund, JNL/Mellon Capital Management Dow 10 Fund, JNL/Mellon Capital Management Dow Dividend Fund, JNL/Mellon Capital Management Financial Sector Fund, JNL/Mellon Capital Management Global 15 Fund, JNL/Mellon Capital Management Healthcare Sector Fund, JNL/Mellon Capital Management JNL 5 Fund, JNL/Mellon Capital Management JNL Optimized 5 Fund, JNL/Mellon Capital Management Nasdaq 15 Fund, JNL/Mellon Capital Management Oil & Gas Sector Fund, JNL/Mellon Capital Management S&P 10 Fund, JNL/Mellon Capital Management S&P 24 Fund, JNL/Mellon Capital Management Select Small-Cap Fund, JNL/Mellon Capital Management Technology Sector Fund, JNL/Mellon Capital Management VIP Fund, and JNL/Mellon Capital Management Value Line 25 Fund. The JNLNY Variable Fund I LLC includes the following seven (7) separate Funds, each subadvised by Mellon Capital Management Corp.: JNL/Mellon Capital Management Dow 10 Fund (NY), JNL/Mellon Capital Management Dow Dividend Fund (NY), JNL/Mellon Capital Management Global 15 Fund (NY), JNL/Mellon Capital Management Nasdaq 15 Fund (NY), JNL/Mellon Capital Management S&P 10 Fund (NY), JNL/Mellon Capital Management S&P 24 Fund (NY), and JNL/Mellon Capital Management Value Line 25 Fund (NY).

The JNL/Mellon Capital Management 25 Fund, JNL/Mellon Capital Management Communications Sector Fund, JNL/Mellon Capital Management Consumer Brands Sector Fund, JNL/Mellon Capital Management Financial Sector Fund, JNL/Mellon Capital Management Healthcare Sector Fund, JNL/Mellon Capital Management JNL 5 Fund, JNL/Mellon Capital Management JNL Optimized 5 Fund, JNL/Mellon Capital Management Oil & Gas Sector Fund, JNL/Mellon Capital Management Select Small-Cap Fund, JNL/Mellon Capital Management Technology Sector Fund, and JNL/Mellon Capital Management VIP Fund offer Class A and Class B shares. The two classes differ principally in applicable 12b-1 Service Fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Funds and earn income and realized gains/losses from the Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weighting of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, and shareholder servicing fees.

Jackson National Asset Management, LLC ("JNAM"), a wholly-owned subsidiary of Jackson National Life Insurance Company ("Jackson National"), serves as investment adviser ("Adviser") for all the Funds. Shares are presently offered to Jackson National (Jackson National Life Insurance Company of New York) and its separate accounts to fund the benefits of variable annuity and variable life policies.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation - The net asset value shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange ("NYSE") is open for trading. Stocks not listed on a national or foreign stock exchange are valued at the closing bid price on the over-the-counter market. Pursuant to procedures adopted by the Board of Managers ("Board"), the Funds may utilize international Fair Value Pricing ("FVP"). FVP determinations are made in good faith in accordance with these procedures. If a development or event is so significant that there is a reasonably high degree of certainty that the effect of the development or event has actually caused the closing price to no longer reflect the actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE. Significant events include material movements in the U.S. securities markets prior to the opening of foreign markets on the following trading day. FVP results in an estimated price that reasonably reflects the current market conditions in order to value the Fund holdings such that shareholder transactions receive a fair net asset value. A security for which no quotations are readily available or is not reflective of the value of such security because of the occurrence of a significant event, as defined in the Board approved procedures, shall be "fair valued" pursuant to the approved procedures. In general, the "fair value" of a security shall be the amount the owner of such security might reasonably expect to receive upon its current sale.

Security Transactions and Investment Income - Security transactions are recorded on the trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Interest income is accrued daily. Realized gains and losses are determined on the specific identification basis.

Foreign Securities - Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

Foreign Currency Translations - The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars using exchange rates in effect as of 4:00 p.m. Eastern Standard Time. Purchases and sales of investment securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates prevailing on the respective dates of such transactions. Realized and unrealized gains and losses on investments which result from changes in foreign currency exchange rates are included in net realized gains (losses) on investments and net unrealized appreciation (depreciation) on invest-ments.

Forward Foreign Currency Exchange Contracts - A Fund may enter into forward foreign currency exchange contracts ("contracts"), generally to hedge foreign currency exposure between trade date and settlement date on security purchases and sales ("spot hedges") or to minimize foreign currency risk on portfolio securities denominated in foreign currencies ("position hedges"). All contracts are valued at the forward currency exchange rate and are marked-to-market daily. When the contract is open, the change in market value is recorded as net unrealized appreciation (depreciation) on foreign currency related items. When the contract is closed, the difference between the value of the contract at the time it was opened and the value at the time it was closed is recorded as net realized gain (loss) on foreign currency related items.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Funds' portfolio securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of the unrealized appreciation (depreciation) of forward foreign currency contracts reflected in the Statements of Assets and Liabilities. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, the Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparties to the contracts are unable to meet the terms of the contracts.

Securities Loaned - The JNL Variable Funds have entered into a securities lending arrangement with the custodian. Under the terms of the agreement, each Fund receives a fee equal to a percentage of the net income from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund and is required to maintain collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in the Mellon GSL Delaware Business Trust Collateral Fund (a pooled money market instrument approved by the Adviser). The Funds bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

Distributions to Shareholders - The JNL/Mellon Capital Management Communications Sector Fund, JNL/Mellon Capital Management Consumer Brands Sector Fund, JNL/Mellon Capital Management Financial Sector Fund, JNL/Mellon Capital Management Healthcare Sector Fund, JNL/Mellon Capital Management Oil & Gas Sector Fund, and JNL/Mellon Capital Management Technology Sector Fund (collectively the "Sector Funds"), JNL/Mellon Capital Management JNL 5 Fund, JNL/Mellon Capital Management 25 Fund, JNL/Mellon Capital Management JNL Optimized 5 Fund, JNL/Mellon Capital Management Select Small-Cap Fund, and the JNL/Mellon Capital Management VIP Fund declare and pay dividends from net investment income annually, but may do so more frequently to avoid excise tax. Distributions of net realized capital gains, if any, will be distributed at least annually. For all other funds, no distributions of net investment income or realized capital gains are required; therefore, undistributed net investment income and accumulated net realized gains are reclassed to capital on a semi-annual basis. These Funds reclass undistributed (excess of distributions over) net investment income (loss) and accumulated net realized gain (loss) into paid-in capital, reflected on the Statements of Assets and Liabilities.

Federal Income Taxes - The JNL Variable Fund LLC (except for the JNL/Mellon Capital Management 25 Fund, JNL/Mellon Capital Management JNL 5 Fund, JNL/Mellon Capital Management JNL Optimized 5 Fund, JNL/Mellon Capital Management Select Small-Cap Fund, JNL/Mellon Capital Management VIP Fund and the Sector Funds), and the JNLNY Variable Fund I LLC are limited liability companies with each of their interests owned by a single interest: Jackson National Separate Account-I and JNLNY Separate Account-I, respectively. Accordingly, the JNL Variable Funds are not considered separate entities for income tax purposes, and therefore, are taxed as part of the operations of Jackson National or Jackson National Life Insurance Company of New York and are not taxed separately. Effective May 1, 2006, JNL/Mellon Capital Management 25 Fund and JNL/Mellon Capital Management Select Small-Cap Fund elected to be taxed as a corporation. The policy of the JNL/Mellon Capital Management 25 Fund, JNL/Mellon Capital Management JNL 5 Fund, JNL/Mellon Capital Management JNL Optimized 5 Fund, JNL/Mellon Capital Management VIP Fund and the Sector Funds is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute income in amounts that will avoid federal income or excise taxes for each Fund. JNL/Mellon Capital Management 25 Fund, JNL/Mellon Capital Management JNL 5 Fund, JNL/Mellon Capital Management JNL Optimized 5 Fund, JNL/Mellon Capital Management Select Small-Cap Fund, JNL/Mellon Capital Management VIP Fund and the Sector Funds periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. Under current tax law, interest and dividend income and capital gains of the JNL Variable Funds are not currently taxable when left to accumulate within a variable annuity contract.


NOTE 3. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES
Each Fund has an investment advisory agreement with JNAM whereby JNAM provides investment management and transfer agency services. Each Fund paid JNAM an annual investment advisory fee, computed daily and payable monthly, based on a specified percentage of the average daily net assets of each Fund. A portion of the investment advisory fee is paid to Mellon Capital Management Corp. as compensation for their sub-advisory services. The following is a schedule of the fees each Fund is currently obligated to pay JNAM:



Assets                                      Fees
$0 to $50 million                           0.37%
$50 million to $100 million                 0.31%
$100 million to $750 million                0.28%
Over $750 million                           0.27%

Administrative Fee - In addition to the investment advisory fee, each Fund paid JNAM an annual Administrative Fee of 0.15% of the average daily net assets of the Fund, except for JNL/Mellon Capital Management Global 15 Fund and JNL/Mellon Capital Management Global 15 Fund (NY) which paid JNAM an annual Administrative Fee of 0.20% of the average daily net assets of the Fund accrued daily.

In return for the fee, JNAM provides or procures all necessary administrative functions and services for the operations of each Fund accrued daily, paid monthly. In accordance with the Administration Agreement, JNAM is responsible for payment of expenses related to legal, audit, fund accounting, custody, printing and mailing and all other services necessary for the operation of the JNL Variable Funds and each separate Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Managers and independent legal counsel to the disinterested Managers and a majority of the cost associated with the Chief Compliance Officer.

Transfer Agency Services - The Trust has an agreement with JNAM whereby JNAM provides transfer agency services for the Funds at no additional cost.

12b-1 Service Fee - The Funds have adopted a Distribution Plan under the provisions of Rule 12b-1 for the purpose of reimbursement of certain distribution and related service expenses from the sale and distribution of the Fund's Class A shares (through the sale of variable insurance products funded by the JNL Variable Funds). Jackson National Life Distributors, LLC. ("JNLD") is the principal underwriter of the Funds, with responsibility for promoting sales of their shares. JNLD also is the principal underwriter of the variable insurance products issued by Jackson National and its subsidiaries. JNLD is a wholly-owned subsidiary of Jackson National. The maximum 12b-1 fee allowed shall be 0.20% of the average daily net assets attributable to the Class A shares. Amounts charged pursuant to the Distribution Plan are reflected in the Statement of Operations as "12b-1 service fees (Class A)".

Deferred Compensation Plan - The Funds have adopted a Deferred Compensation Plan whereby non-interested Trustees may defer the receipt of their compensation. Deferred amounts are credited at a 5% rate of return.

Investments in affiliates - During the period ended June 30, 2006, certain Funds invested in a money market fund for temporary purposes, which is advised by JNAM. Certain Funds participating in securities lending receive cash collateral which is invested by the custodian in the Mellon GSL Delaware Business Trust Collateral Fund (a pooled money market instrument approved by JNAM) which may be considered affiliated with the Fund. The total market value and cost of such affiliated investments is disclosed separately in the Statement of Assets and Liabilities, and the associated income is disclosed separately in the Statements of Operations.



NOTE 4. FEDERAL INCOME TAX MATTERS
Permanent differences between book and tax basis reporting for the 2006 fiscal year have been identified and appropriately reclassified as indicated below (in thousands). To the extent there are differences between book tax-basis and federal tax-basis which are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require reclassification. Permanent differences may include but are not limited to: expired capital loss carryforwards, foreign currency reclassifications, reclassifications on the sale of PFIC or REIT securities, net operating losses and distribution adjustments. These reclassifications have no impact on net assets.

                                                                                        NET INCREASE (DECREASE)
                                                             -----------------------------------------------------------------------
                                                             -----------------------------------------------------------------------
                                                                     ACCUMULATED
                                                                    UNDISTRIBUTED              ACCUMULATED
                                                                   NET INVESTMENT               REALIZED                PAID IN
                                                                        INCOME                  GAIN/LOSS               CAPITAL
                                                             ------------------------  -----------------------  --------------------
                                                              -----------------------  -----------------------  --------------------

JNL/Mellon Capital Management Financial Sector Fund          $             (21)        $         21                         -
JNL/Mellon Capital Management JNL 5 Fund                                   (24)                  24                         -
JNL/Mellon Capital Management Technology Sector Fund                        56                  (56)                        -
JNL/Mellon Capital Management VIP Fund                                     (13)                  13                         -



As of June 30, 2006, the federal tax cost of investments are listed in the following table (in thousands). Net investment income, net realized gains, and unrealized appreciation may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains as ordinary income for tax purposes; the realization for tax purposes of unrealized gains on certain forward foreign currency or futures contracts and unrealized gains or losses on investments in passive foreign investment companies, the difference in accounting in Real Estate Investments Trusts; and the tax deferral of losses on wash sale transactions.



                                                                      TAX          GROSS              GROSS          NET UNREALIZED
                                                                    COST OF      UNREALIZED         UNREALIZED       APPRECIATION/
                                                                  INVESTMENTS   APPRECIATION       DEPRECIATION        DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL/Mellon Capital Management 25 Fund                          $    671,476   $     39,206   $       (21,100)   $        18,106
JNL/Mellon Capital Management Communications Sector Fund             34,130          1,060            (1,062)                (2)
JNL/Mellon Capital Management Consumer Brands Sector Fund            19,152          2,083            (1,576)               507
JNL/Mellon Capital Management Financial Sector Fund                  39,757          4,423            (1,276)             3,147
JNL/Mellon Capital Management Healthcare Sector Fund                 79,631          6,213            (7,634)            (1,421)
JNL/Mellon Capital Management JNL 5 Fund                          2,401,528        177,400           (77,159)           100,241
JNL/Mellon Capital Management JNL Optimized 5 Fund                   21,619            568              (686)              (118)
JNL/Mellon Capital Management Oil & Gas Sector Fund                 254,870         36,303            (3,307)            32,996
JNL/Mellon Capital Management Select Small-Cap Fund                 660,110         72,124           (40,069)            32,055
JNL/Mellon Capital Management Technology Sector Fund                 41,090          3,395            (4,970)            (1,575)
JNL/Mellon Capital Management VIP Fund                              351,936         20,743           (20,106)               637



No distributions were paid during the period ended June 30, 2006. The tax character of the distributions paid during the period ended December 31, 2005, were as follows (in thousands):


                                                                          ORDINARY            LONG-TERM
                                                                           INCOME           CAPITAL GAIN
                                                                    ----------------------------------------

JNL/Mellon Capital Management Communications Sector Fund            $           1,453             $      37
JNL/Mellon Capital Management Consumer Brands Sector Fund                         294                   162
JNL/Mellon Capital Management Financial Sector Fund                               591                    13
JNL/Mellon Capital Management Healthcare Sector Fund                              495                    71
JNL/Mellon Capital Management JNL 5 Fund                                          300                     -
JNL/Mellon Capital Management Oil & Gas Sector Fund                             3,438                   609
JNL/Mellon Capital Management Technology Sector Fund                              584                    32
JNL/Mellon Capital Management VIP Fund                                            682                     -


NOTE 5. FUND ACQUISITIONS
On April 29, 2006, the following acquisitions were accomplished by a tax-free exchange of shares pursuant to a plan of reorganization approved by the Board of Managers on January 27, 2006.



                                                  SHARES OF
                                                  ACQUIRING
                                                 FUND ISSUED             MERGER
               ACQUIRING FUND                    IN EXCHANGE           TAX STATUS
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
JNL/Mellon Capital Management 25 Fund                      1,804        Tax-free
JNL/Mellon Capital Management Select
  Small-Cap Fund                                             842        Tax-free




                                                                   OF ACQUIRED FUND ON ACQUISITION DATE:
                                                 ---------------------------------------------------------------------
                                                 ---------------------------------------------------------------------
                                                                             ACCUMULATED
                                                         SHARES                REALIZED             UNREALIZED
                 ACQUIRED FUND                         OUTSTANDING           GAIN/(LOSS)           APPRECIATION
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management 25 Fund (NY)              1,407  $                - $                     963
JNL/Mellon Capital Management Select
  Small-Cap Fund (NY)                                     932                   -                     2,182







The aggregate net assets (in thousands) of the acquiring and acquired Funds immediately before the acquisition were as follows:

                   ACQUIRING FUND                        NET ASSETS                               ACQUIRED FUND           NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

JNL/Mellon Capital Management 25 Fund                $   626,100  JNL/Mellon Capital Management 25 Fund (NY)                $24,123
JNL/Mellon Capital Management Select Small-Cap Fund      641,584  JNL/Mellon Capital Management Select Small-Cap Fund (NY)  20,093


NOTE 6.  RECENT ACCOUNTING PRONOUNCEMENTS
On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------


All Mutual Funds are affected by ongoing costs, which include (among others) costs for portfolio management, administrative services, the printing of shareholder reports, and daily operating expenses.

Operating expenses such as these are deducted from the Fund's gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund's average net assets; this percentage is known as the Fund's expense ratio.

The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Mutual Funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses the shareholder paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses paid During Period" to estimate the expenses paid during this period.

Hypothetical 5% Return. The information in this section can be used to compare each Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio for the period is unchanged. This example is useful in making comparisons because the U.S. Securities and Exchange Commission requires all mutual funds to make the 5% calculation.


                                                                                        ACTUAL FUND RETURN
                                                           -------------------------------------------------------------------------
                                                           -------------------------------------------------------------------------
                                                              BEGINNING            ENDING                               EXPENSES
                                                               ACCOUNT             ACCOUNT         ANNUALIZED             PAID
                                                                VALUE               VALUE           EXPENSE              DURING
                                                              12/31/2005          6/30/2006          RATIOS              PERIOD
                                                           -----------------  ------------------ ---------------    ----------------
                                                           -----------------  ------------------ ---------------    ----------------

JNL/Mellon Capital Management 25 Fund
   Class A                                                       $ 1,000.00  $         1,053.20            0.65 %             $ 3.31
   Class B                                                         1,000.00              993.30            0.45                 2.22
JNL/Mellon Capital Management Communications Sector Fund
   Class A                                                         1,000.00            1,155.40            0.75                 4.01
   Class B                                                         1,000.00            1,159.10            0.55                 2.94
JNL/Mellon Capital Management Consumer Brands Sector Fund
   Class A                                                         1,000.00            1,018.70            0.75                 3.75
   Class B                                                         1,000.00            1,019.50            0.55                 2.75
JNL/Mellon Capital Management Dow 10 Fund
   Class A                                                         1,000.00            1,109.10            0.67                 3.50
JNL/Mellon Capital Management Dow Dividend Fund
   Class A                                                         1,000.00            1,056.00            0.72                 3.35
JNL/Mellon Capital Management Financial Sector Fund
   Class A                                                         1,000.00            1,037.20            0.75                 3.79
   Class B                                                         1,000.00            1,038.90            0.55                 2.78
JNL/Mellon Capital Management Global 15 Fund
   Class A                                                         1,000.00            1,136.60            0.70                 3.71
JNL/Mellon Capital Management Healthcare Sector Fund
   Class A                                                         1,000.00              963.10            0.73                 3.55
   Class B                                                         1,000.00              963.90            0.53                 2.58
JNL/Mellon Capital Management JNL 5 Fund
   Class A                                                         1,000.00            1,073.70            0.64                 3.29
   Class B                                                         1,000.00            1,075.20            0.44                 2.26
JNL/Mellon Capital Management JNL Optimized 5 Fund
   Class A                                                         1,000.00              949.00            0.70                 1.14
   Class B                                                         1,000.00              949.00            0.50                 0.81
JNL/Mellon Capital Management Nasdaq 15 Fund
   Class A                                                         1,000.00              926.60            0.77                 3.68
JNL/Mellon Capital Management Oil & Gas Sector Fund
   Class A                                                         1,000.00            1,134.90            0.68                 3.60
   Class B                                                         1,000.00            1,135.90            0.48                 2.54
JNL/Mellon Capital Management S&P 10 Fund
   Class A                                                         1,000.00            1,059.40            0.65                33.21
JNL/Mellon Capital Management S&P 24 Fund
   Class A                                                         1,000.00              968.00            0.71                 1.17
JNL/Mellon Capital Management Select Small-Cap Fund
   Class A                                                         1,000.00            1,023.00            0.65                 3.26
   Class B                                                         1,000.00              931.70            0.45                 2.16
JNL/Mellon Capital Management Technology Sector Fund
   Class A                                                         1,000.00              953.70            0.74                 3.58
   Class B                                                         1,000.00              954.00            0.55                 2.66
JNL/Mellon Capital Management VIP Fund
   Class A                                                         1,000.00            1,000.00            0.69                 3.42
   Class B                                                         1,000.00            1,000.80            0.49                 2.43
JNL/Mellon Capital Management Value Line 25 Fund
   Class A                                                         1,000.00              925.90            0.80                 3.82

                                                                                        HYPOTHETICAL 5% RETURN
                                                         ---------------------------------------------------------------------------
                                                         ---------------------------------------------------------------------------
                                                             BEGINNING              ENDING                                  EXPENSES
                                                              ACCOUNT              ACCOUNT            ANNUALIZED              PAID
                                                               VALUE                VALUE               EXPENSE              DURING
                                                             12/31/2005           6/30/2006             RATIOS               PERIOD
                                                         -------------------  -------------------  ------------------   ------------
                                                         -------------------  -------------------  ------------------   ------------

JNL/Mellon Capital Management 25 Fund
   Class A                                                       $ 1,000.00  $          1,021.59          0.65 %             $ 3.26
   Class B                                                         1,000.00             1,022.54          0.45                 2.26
JNL/Mellon Capital Management Communications Sector Fund
   Class A                                                         1,000.00             1,021.09          0.75                 3.76
   Class B                                                         1,000.00             1,022.08          0.55                 2.76
JNL/Mellon Capital Management Consumer Brands Sector Fund
   Class A                                                         1,000.00             1,021.09          0.75                 3.76
   Class B                                                         1,000.00             1,022.08          0.55                 2.76
JNL/Mellon Capital Management Dow 10 Fund
   Class A                                                         1,000.00             1,021.49          0.67                 3.36
JNL/Mellon Capital Management Dow Dividend Fund
   Class A                                                         1,000.00             1,018.96          0.72                 3.29
JNL/Mellon Capital Management Financial Sector Fund
   Class A                                                         1,000.00             1,021.09          0.75                 3.76
   Class B                                                         1,000.00             1,022.08          0.55                 2.76
JNL/Mellon Capital Management Global 15 Fund
   Class A                                                         1,000.00             1,021.31          0.70                 3.51
JNL/Mellon Capital Management Healthcare Sector Fund
   Class A                                                         1,000.00             1,021.20          0.73                 3.66
   Class B                                                         1,000.00             1,022.19          0.53                 2.66
JNL/Mellon Capital Management JNL 5 Fund                                                       -
   Class A                                                         1,000.00             1,021.60          0.64                 3.21
   Class B                                                         1,000.00             1,022.60          0.44                 2.21
JNL/Mellon Capital Management JNL Optimized 5 Fund
   Class A                                                         1,000.00             1,004.90          0.70                 1.17
   Class B                                                         1,000.00             1,005.86          0.50                 0.84
JNL/Mellon Capital Management Nasdaq 15 Fund
   Class A                                                         1,000.00             1,021.00          0.77                 3.86
JNL/Mellon Capital Management Oil & Gas Sector Fund
   Class A                                                         1,000.00             1,021.41          0.68                 3.41
   Class B                                                         1,000.00             1,022.39          0.48                 2.41
JNL/Mellon Capital Management S&P 10 Fund
   Class A                                                         1,000.00             1,021.55          0.65                 3.26
JNL/Mellon Capital Management S&P 24 Fund
   Class A                                                         1,000.00             1,004.83          0.71                 1.19
JNL/Mellon Capital Management Select Small-Cap Fund
   Class A                                                         1,000.00             1,021.59          0.65                 3.26
   Class B                                                         1,000.00             1,022.54          0.45                 2.26
JNL/Mellon Capital Management Technology Sector Fund
   Class A                                                         1,000.00             1,021.10          0.74                 3.71
   Class B                                                         1,000.00             1,022.07          0.55                 2.76
JNL/Mellon Capital Management VIP Fund
   Class A                                                         1,000.00             1,021.35          0.85                 4.26
   Class B                                                         1,000.00             1,022.34          0.63                 3.16
JNL/Mellon Capital Management Value Line 25 Fund
   Class A                                                         1,000.00             1,020.45          1.06                 5.31


ADDITIONAL DISCLOSURE

QUARTERLY  PORTFOLIO  HOLDINGS

The Registrants file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Registrants' Forms N-Q are available on the SEC's website at www.sec.gov. The Registrant's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and is available upon request from the Registrants by calling Shareholder Services toll-free at 800-644-4563.

               MANAGERS AND OFFICERS OF THE JNL VARIABLE FUND LLC
                          AND JNLNY VARIABLE FUND I LLC
                     (COLLECTIVELY, THE JNL VARIABLE FUNDS)



------------------------------- -------------- ------------- ----------------------------------- ------------------ ----------------

                                   CURRENT                                                           NUMBER OF             OTHER
                                  POSITION         LENGTH                PRINCIPAL                 PORTFOLIOS IN       DIRECTORSHIPS
    MANAGER/OFFICER (AGE)       WITH THE JNL       OF TIME               OCCUPATION              THE FUND COMPLEX         HELD BY
          & ADDRESS               VARIABLE         SERVED           FOR THE PAST 5 YEARS          OVERSEEN BY THE       THE MANAGER
                                    FUNDS                                                             MANAGER

------------------------------- -------------- ------------- ----------------------------------- ------------------ ----------------
------------------------------- -------------- ------------- ----------------------------------- ------------------ ----------------
INTERESTED MANAGER
------------------------------- -------------- ------------- ----------------------------------- ------------------ ----------------
------------------------------- -------------- ------------- ----------------------------------- ------------------ ----------------
Robert A. Fritts * (57)         Manager **     8/97 to       Senior Vice President (9/03 to             75          None
1 Corporate Way                                present       present) and Controller of
Lansing, MI 48951                                            Jackson National Life Insurance
                                President      12/02 to      Company (9/82 to present); Vice
                                and Chief      present       President and Controller of
                                Executive                    Jackson National Life Insurance
                                Officer                      Company (8/82 to 8/03); Trustee
                                                             or Manager, and
                                                             (since 12/02)
                                                             President and
                                                             Chief Executive
                                                             Officer, of each
                                                             other investment
                                                             company in the
                                                             Fund Complex.
------------------------------- -------------- ------------- ----------------------------------- ------------------ ----------------
------------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED MANAGERS
------------------------------------------------------------------------------------------------------------------------------------
------------------------------- -------------- ------------- ----------------------------------- ------------------ ----------------
Michael Bouchard (50)           Manager **     12/03 to      Sheriff, Oakland County, Michigan          75          None
1 Corporate Way                                present       (1/99 to present);
Lansing, MI 48951                                            Senator - State of Michigan (1991
                                    to 1999);
                                                             Chairman - Financial Services
                                                             Committee (1/95 to 1/99)
------------------------------- -------------- ------------- ----------------------------------- ------------------ ----------------
------------------------------- -------------- ------------- ----------------------------------- ------------------ ----------------
Dominic D'Annunzio (68)         Chairman of    2/04 to       Acting Commissioner of Insurance           75          None
1 Corporate Way                 the Board **   present       for the State of Michigan (1/90
Lansing, MI 48951                                            to 5/90) (8/97 to 5/98)
                                Manager        2/02 to
                                               present
------------------------------- -------------- ------------- ----------------------------------- ------------------ ----------------
------------------------------- -------------- ------------- ----------------------------------- ------------------ ----------------
Michelle Engler (48)            Manager **     12/03 to      Attorney (1983 to present);                75          Director of
1 Corporate Way                                present       First Lady of the State of                             Federal Home
Lansing, MI 48951                                            Michigan (1990 to 2002);                               Loan
                                                             Michigan Community Service                             Mortgage
                                                             Commission Chair (1991 to 2000)                        Corporation
------------------------------- -------------- ------------- ----------------------------------- ------------------ ----------------
------------------------------- -------------- ------------- ----------------------------------- ------------------ ----------------
Joseph Frauenheim (72)          Manager **     12/94 to      Consultant (Banking)                       75          None
1 Corporate Way                                present
Lansing, MI 48951
------------------------------- -------------- ------------- ----------------------------------- ------------------ ----------------
------------------------------- -------------- ------------- ----------------------------------- ------------------ ----------------
Richard McLellan (64)           Manager **     12/94 to      Member, Dykema Gossett PLLC (Law           75          None
1 Corporate Way                                present       Firm)
Lansing, MI 48951
------------------------------- -------------- ------------- ----------------------------------- ------------------ ----------------
*   Mr. Fritts is an "interested person" of the JNL Variable Funds due to his position with Jackson National Life Insurance Company(R), which is the parent company of the Adviser and Distributor.
** The Chairman of the Board, interested and disinterested Managers are elected to serve for an indefinite term.









------------------------------ -------------- ------------- ---------------------------------- ------------------- -----------------



                                  CURRENT                                                          NUMBER OF
                                 POSITION                                                      PORTFOLIOS IN THE         OTHER
                               WITH THE JNL      LENGTH OF              PRINCIPAL                 FUND COMPLEX       DIRECTORSHIPS
   MANAGER/OFFICER (AGE) &       VARIABLE           TIME               OCCUPATION               OVERSEEN BY THE       HELD BY THE
           ADDRESS                 FUNDS           SERVED          FOR THE PAST 5 YEARS             MANAGER             MANAGER
------------------------------ -------------- ------------- ---------------------------------- ------------------- -----------------
------------------------------ -------------- ------------- ---------------------------------- ------------------- -----------------
OFFICERS
------------------------------ -------------- ------------- ---------------------------------- ------------------- -----------------
------------------------------ -------------- ------------- ---------------------------------- ------------------- -----------------
Mark D. Nerud (40)             Vice           8/97 to       Chief Financial Officer of the       Not Applicable     Not Applicable
1 Corporate Way                President      present       Adviser (11/00 to present) and
Lansing, MI 48951                                           Managing Board Member of the
                               Treasurer      12/02 to      Adviser (11/00 to 11/03); Vice
                               and Chief      present       President, Treasurer, Chief
                               Financial                    Financial Officer of other
                               Officer                      Investment Companies advised by
                                                            the Adviser; Vice President -
                                                            Fund Accounting & Administration
                                                            of Jackson National Life
                                                            Insurance Company (1/00 to
                                    present)
------------------------------ -------------- ------------- ---------------------------------- ------------------- -----------------
------------------------------ -------------- ------------- ---------------------------------- ------------------- -----------------
Susan S. Rhee (34)             Vice           2/04 to       Secretary of the Adviser (11/00      Not Applicable     Not Applicable
1 Corporate Way                President,     present       to present); Assistant Vice
Lansing, MI 48951              Counsel and                  President of Jackson National
                               Secretary                    Life Insurance Company (8/03 to
                                                            present); Associate General
                                                            Counsel of Jackson National Life
                                                            Insurance Company (7/01 to
                                                            present); Senior Attorney of
                                                            Jackson National Life Insurance
                                                            Company (1/00 to 7/01)
------------------------------ -------------- ------------- ---------------------------------- ------------------- -----------------
------------------------------ -------------- ------------- ---------------------------------- ------------------- -----------------
Steven J. Fredricks (36)       Chief          1/05 to       Attorney of Jackson National         Not Applicable     Not Applicable
1 Corporate Way                Compliance     present       Life Insurance Company (2/02 to
Lansing, MI 48951              Officer                      1/05); Contract Attorney,
                                                            Godfrey & Kahn, S.C. (2001 -
                                                            2002); Assistant General
                                                            Counsel, Aid Association for
                                                            Lutherans (1997 to 2001)
------------------------------ -------------- ------------- ---------------------------------- ------------------- -----------------
------------------------------ -------------- ------------- ---------------------------------- ------------------- -----------------
Jeffrey C. Nellessen (44)      Assistant      12/05 to      Assistant Vice President of          Not Applicable     Not Applicable
1 Corporate Way                Treasurer      present       Jackson National Life Insurance
Lansing, MI 48951                                           Company (8/05 to present);
                                                            Consultant (11/03 to 4/04);
                                                            Chief Financial Officer, Vice
                                                            President, Secretary, Treasurer
                                                            & Controller of Security Capital
                                                            (3/97 to 11/03)
------------------------------ -------------- ------------- ---------------------------------- ------------------- -----------------
The Statement of Additional Information includes additional information about
Fund Managers and may be obtained at no charge by calling 1-800-766-4683
(Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service
Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), by writing JNL Variable Funds, P.O. Box 378002, Denver,
Colorado 80237-8002 or by visiting WWW.JNL.COM or WWW.JNLNY.COM.

               MANAGERS AND OFFICERS OF THE JNL VARIABLE FUND LLC
                          AND JNLNY VARIABLE FUND I LLC
                     (COLLECTIVELY, THE JNL VARIABLE FUNDS)

   The Managers and officers that are interested persons of the JNL Variable Funds or the Adviser do not receive any compensation from the JNL Variable Funds for their services as Managers or officers. The following persons, who are disinterested Managers of the JNL Variable Funds, received from the JNL Variable Funds the compensation amounts indicated for the services as such for the six month period ended June 30, 2006.

------------------------------ ------------------- -------------------------- -------------------- ----------------------------

                                   AGGREGATE         PENSION OR RETIREMENT                           TOTAL COMPENSATION FROM
MANAGER                           COMPENSATION     BENEFITS ACCRUED AS PART    ESTIMATED ANNUAL      JNL VARIABLE FUNDS AND
                                  FROM THE JNL                OF                 BENEFITS UPON        FUND COMPLEX PAID TO
                                VARIABLE FUNDS*          FUND EXPENSES            RETIREMENT                MANAGERS

------------------------------ ------------------- -------------------------- -------------------- ----------------------------
------------------------------ ------------------- -------------------------- -------------------- ----------------------------
Michael Bouchard                    $45,000                   $0                      $0                     $45,000
------------------------------ ------------------- -------------------------- -------------------- ----------------------------
------------------------------ ------------------- -------------------------- -------------------- ----------------------------
Michelle Engler                     $45,000                   $0                      $0                     $45,000
------------------------------ ------------------- -------------------------- -------------------- ----------------------------
------------------------------ ------------------- -------------------------- -------------------- ----------------------------
Dominic D'Annunzio                  $55,000                   $0                      $0                     $55,000
------------------------------ ------------------- -------------------------- -------------------- ----------------------------
------------------------------ ------------------- -------------------------- -------------------- ----------------------------
Joseph Frauenheim                   $45,000                  $0                       $0                     $45,000
------------------------------ ------------------- -------------------------- -------------------- ----------------------------
------------------------------ ------------------- -------------------------- -------------------- ----------------------------
Richard McLellan                    $45,000                   $0                      $0                     $45,000
------------------------------ ------------------- -------------------------- -------------------- ----------------------------

     * The fees paid to the independent Managers are paid for combined meetings of the Funds in the Fund complex. The fees are allocated to the Funds.



                             PROXY VOTING GUIDELINES

   JNAM, the Funds' adviser, is responsible for exercising the voting rights associated with the securities purchased and/or held by the Funds. A description of the policies and procedures used by the Funds to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30, 2006 are available (1) without charge, upon request by calling 1-800-766-4683 (Annuity Service Center), 1-800-599-5651 (NY Annuity and Life Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), (2) by writing JNL Variable Funds, P.O. Box 378002, Denver, Colorado 80237-8002 (3) on Jackson National Life Insurance Company's website at WWW.JNL.COM or Jackson National Life Insurance Company of New York's website at WWW.JNLNY.COM, and (4) on the SEC's website at WWW.SEC.GOV.

                                    JNL FUNDS


APPROVAL OF THE FUNDS' INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

     The Board of Trustees/Managers of the Funds (the "Board") oversees the management of each Fund and, as required by law, determines annually whether to renew the Funds' advisory agreement with Jackson National Asset Management, LLC ("JNAM") and each Fund's subadvisory agreement(s).

     At a meeting on June 13-14, 2006, the Board, including all of the Independent Trustees/Managers, considered information relating to the Funds' investment advisory and management agreement with JNAM (the "Agreement") and information relating to the subadvisory agreements between JNAM and each Fund's subadviser(s) (the "Subadvisory Agreements"). In advance of the meeting, independent legal counsel for the Independent Trustees/Managers requested that certain information be provided to the Board relating to the Agreement and the Subadvisory Agreements. The Board received, and had the opportunity to review, this and other material, ask questions and request further information in connection with its consideration. At the conclusion of the Board's discussion, the Board approved the renewal of the Agreement and the Subadvisory Agreements through June 30, 2007.

     In reviewing the Agreement and the Subadvisory Agreements and considering the information, the Board was advised by outside legal counsel to the Funds, and the Independent Trustees/Managers were advised by independent legal counsel. The Board considered the factors it deemed relevant, including principally: (1) the nature, quality and extent of the services provided, (2) the investment performance of each Fund, (3) the profitability of JNAM and the subadviser(s) related to each Fund, (4) whether economies of scale may be realized as each Fund grows and whether fee levels are adjusted to enable Fund investors to share in these potential economies of scale, and (5) other benefits that accrue to JNAM and the subadvisers through their relationships with the Funds. In its deliberations, the Board, in exercising its business judgment, did not identify any single factor that alone was responsible for the Board's decision to approve the Agreement and the Subadvisory Agreements.

     Before  approving  the  Agreement  and  the  Subadvisory  Agreements,   the
Independent Trustees/Managers met in executive session with their independent legal counsel to consider the materials provided by JNAM and the terms of the Agreement and the Subadvisory Agreements. Based on its evaluation of those materials, the Board, including the interested and Independent Trustees/Managers, concluded that the Agreement is fair and reasonable and in the best interests of the shareholders of each Fund and that the Subadvisory Agreements are fair and reasonable and in the best interests of the shareholders of the applicable Funds. In reaching its conclusions, the Board considered the following:

NATURE, QUALITY AND EXTENT OF INVESTMENT ADVISORY SERVICES

     The Board examined the nature, quality and extent of the services provided by JNAM and the subadvisers.

     For each Fund, the Board considered the services provided by JNAM, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Funds. The Board also considered that JNAM monitors the performance of the various organizations providing services to the Funds, including the Funds' distributor, transfer agent and custodian. With respect to JNAM's oversight of the subadvisers, the Board noted that JNAM is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with the Funds' investment restrictions, policies and procedures. The Board considered JNAM's evaluation of the subadvisers, as well as JNAM's recommendation, based on its review of the subadvisers, to renew the Subadvisory Agreements.

     The Board reviewed the qualifications, backgrounds and responsibilities of JNAM's senior management responsible for oversight of the Funds and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers' portfolio managers who are responsible for the day-to-day management of each Fund. The Board reviewed information pertaining to JNAM's and each subadviser's organizational structure, senior management, financial stability, investment operations, and other relevant information pertaining to both JNAM and each subadviser. The Board considered compliance reports about JNAM and the subadvisers from the Funds' Chief Compliance Officer (CCO).

     Based on the foregoing, the Board concluded that (i) each Fund is likely to benefit from the nature, extent and quality of the services provided by JNAM under the Agreement and (ii) each Fund is likely to benefit from the nature, extent and quality of the services provided by the subadviser(s) under the applicable Subadvisory Agreement.

INVESTMENT PERFORMANCE OF THE FUNDS

     The Board considered the performance of each Fund, including how the Fund performed versus the median performance of a group of comparable funds selected by an independent data service (the "performance universe") and how the Fund performed versus its benchmark index. The performance periods considered by the Board ended on December 31, 2005.

     JNL/AIM LARGE CAP GROWTH FUND. The Board considered that the Fund outperformed the performance universe and its benchmark during the one- and three- year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's strong performance record.

     JNL/AIM SMALL CAP GROWTH FUND. The Board considered that the Fund performed in the second quartile of its performance universe and significantly outperformed its benchmark for the one-year period, though it underperformed the universe and benchmark for the three-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's strong, recent performance.

     JNL/EAGLE CORE EQUITY FUND. The Board considered that the Fund was in the second quartile of its performance universe for the five-year period, though it underperformed the performance universe for the one- and three-year periods. The Board also noted that the Fund underperformed its benchmark for all periods. The Board considered JNAM's explanation that the Fund is managed in three sleeves: value, growth and income. JNAM noted that the recent underperformance was attributable to the underperformance of the growth sleeve, but that subadviser had made certain changes to the team managing that sleeve and that it would be reasonable to allow that team time to improve its performance record. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements and allow the subadviser more time to address the performance record, but the Board also agreed to closely monitor the performance of this Fund.

     JNL/EAGLE SMALLCAP EQUITY FUND. The Board considered that the Fund significantly outperformed its performance universe and outperformed its benchmark for the five-year period and that it performed competitively against the performance universe and the benchmark for the three-year period. While the Fund underperformed the benchmark and the performance universe for the one-year period, the Board noted that the Fund's more recent performance had improved. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's competitive long-term performance.

     JNL/FMR BALANCED FUND. The Board considered that the Fund outperformed the performance universe for the one-, three- and five-year periods. The Fund outperformed its benchmark for the one- and five-year periods, though it underperformed its benchmark for the three-year period. The Board concluded that in light of the Fund's strong performance record, it would be in the best interests of the Fund and its shareholders to renew the Agreements.

     JNL/FMR MID-CAP EQUITY FUND. The Board considered that the Fund underperformed its performance universe and benchmark for all periods. The Board also considered, however, that only the one-year performance record is attributable to Fidelity Management & Research Company ("Fidelity"), which previously replaced Janus Capital Management LLC as the Fund's subadviser. The Board concluded that it would be reasonable to allow Fidelity more time to develop a performance record with the Fund, while continuing to closely monitor Fidelity's efforts in that regard. In light of this, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

     JNL/ALGER GROWTH FUND. The Board considered that the Fund outperformed the performance universe for the one-, three-, five- and ten-year periods. The Fund outperformed its benchmark for the one- and three-year periods and performed competitively against the benchmark for the five- and ten-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's competitive performance record.

     JNL/JP MORGAN INTERNATIONAL EQUITY FUND. The Board considered that the Fund underperformed its performance universe and benchmark for all periods. The Board also considered, however, that J.P. Morgan Investment Management Inc. ("JP
Morgan") has only served as subadviser since May 1, 2005. The Board concluded that it would be reasonable to allow JP Morgan more time to develop a performance record with the Fund given its short tenure as subadviser. In light of this, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

     JNL/JPMORGAN INTERNATIONAL VALUE FUND. The Board considered that the Fund outperformed the performance universe and its benchmark for the one- and three-year periods, though it underperformed for the five-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's competitive performance record.

     JNL/LAZARD MID CAP VALUE FUND. The Board considered that the Fund outperformed or performed competitively against the performance universe and its benchmark for the one-, three- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's competitive performance record.

     JNL/LAZARD SMALL CAP VALUE FUND. The Board considered that the Fund outperformed its performance universe and benchmark for the five-year period, though it underperformed them for the three-year period. The Board also noted that the Fund's performance had improved for the one-year period though it continued to underperform the performance universe and the benchmark. The Board considered JNAM's assertion that the subadviser is a bottom-up stock picker whose performance will tend to lag when market leadership is narrowly confined to one or two sectors. For this reason, JNAM encouraged the Board to give greater weight to the subadviser's five-year performance record, while noting that short-term performance continued to improve. In light of this, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

     JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND. The Board considered that, while the Fund underperformed its performance universe for the one- and three-year periods, the Fund's gross of fees performance was generally consistent for each of those periods with its benchmark, the S&P 500 Index. In light of this, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

     JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND. The Board considered that the Fund outperformed or performed competitively against the performance universe and its benchmark for the one- and three-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's competitive performance record.

     JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND. The Board considered that the Fund's performance was comparable to or exceeded that of the performance universe and its benchmark for the one- and three-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's competitive performance record.

     JNL/MELLON   CAPITAL  MANAGEMENT   INTERNATIONAL   INDEX  FUND.  The  Board
considered that the Fund performed competitively against the performance universe and its benchmark for the one- and three-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's competitive performance record.

     JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND. The Board considered that, while the Fund underperformed its performance universe for the one- and three-year periods, the Fund's gross of fees performance was generally consistent for each of those periods with its benchmark, the Lehman Brothers Aggregate Bond Index. In light of this, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

     JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND. The Board considered that the Fund's performance was comparable to that of the performance universe and its benchmark for the one- and three-year periods. The Board concluded that in light of the Fund's competitive performance record, it would be in the best interests of the Fund and its shareholders to renew the Agreements.

     JNL/MELLON CAPITAL MANAGEMENT DOW 10 FUND AND JNL/MELLON CAPITAL MANAGEMENT DOW 10 FUND NY. The Board considered that, while each Fund underperformed its performance universe for the one-, three and five-year periods, each Fund's gross of fees performance was generally consistent for each of those periods with its custom Dow 10 benchmark. The Board also considered JNAM's assertion that, for each Fund, the custom benchmark is a more meaningful source of comparative information than its performance universe or broad-based benchmark index, because of the Fund's unique investment focus. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreements.

     JNL/MELLON CAPITAL MANAGEMENT S&P 10 FUND AND JNL/MELLON CAPITAL MANAGEMENT S&P 10 FUND (NY). The Board considered that each Fund outperformed the performance universe and its benchmark for the one- and three-year periods and noted that each Fund's gross of fees performance was generally consistent for both of those periods with its custom S&P 10 benchmark. The Board also considered JNAM's assertion that, for each Fund, the custom benchmark is a more meaningful source of comparative information than its performance universe or broad-based benchmark index, because of the Fund's unique investment focus. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's strong performance record.

     JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND AND JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND (NY). The Board considered that each Fund outperformed the performance universe and its benchmark for the one-, three- and five-year periods. The Board concluded that in light of each Fund's strong performance record, it would be in the best interests of each Fund and its shareholders to renew the Agreements.

     JNL/MELLON CAPITAL MANAGEMENT NASDAQ 15 FUND AND JNL/MELLON CAPITAL MANAGEMENT NASDAQ 15 FUND NY. The Board considered that, while each Fund underperformed its performance universe for the one-year period, each Fund's gross of fees performance was generally consistent with its custom NASDAQ 15 benchmark. The Board also considered JNAM's assertion that, for each Fund, the custom benchmark is a more meaningful source of comparative information than its performance universe or broad-based benchmark index, because of the Fund's unique investment focus. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreements.

     JNL/MELLON CAPITAL MANAGEMENT VALUE LINE 25 FUND AND JNL/MELLON CAPITAL MANAGEMENT VALUE LINE 25 FUND (NY). The Board considered that each Fund outperformed the performance universe and its benchmark for the one-year period. Noting that each Fund commenced operations in October 2004, the Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreements in light of each Fund's strong performance record.

     JNL/MELLON CAPITAL MANAGEMENT 25 FUND. The Board considered that the Fund significantly outperformed or performed competitively against the performance universe and its benchmark for the three- and five-year periods. The Board also considered that the Fund underperformed against the performance universe and its benchmark for the one-year period. The Board noted that the Fund's gross of fees performance was generally consistent with its custom Dow 25 benchmark for the one-, three, and five-year periods. The Board considered JNAM's assertion that the Fund's custom benchmark is a more meaningful source of comparative information than its performance universe or broad-based benchmark index, because of the Fund's unique investment focus. The Board concluded that in light of the Fund's competitive longer-term performance, it would be in the best interests of the Fund and its shareholders to renew the Agreements and allow Mellon more time to address the recent performance record.

     JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND. The Board considered that the Fund outperformed the performance universe for the one-, three- and five-year periods. The Board also considered that the Fund significantly outperformed its benchmark for the one-year period, though it slightly underperformed its benchmark for the three- and five-year periods. The Board noted that the current management team had been in place only since February 2004. Thus, the Fund's longer-term record is attributable to the former management team. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's competitive performance record.

     JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND. Noting that the Fund commenced operations in October 2004, the Board considered that the Fund significantly outperformed the performance universe and its benchmark for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's strong performance record.

     JNL/MELLON CAPITAL MANAGEMENT VIP FUND. Noting that the Fund commenced operations in October 2004, the Board considered that the Fund outperformed its benchmark for the one-year period, though it slightly underperformed the performance universe for the same period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's competitive performance record.

     JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND. The Board considered that the Fund outperformed the benchmark for the one- and three-year periods, though it underperformed the benchmark for the five-year period. The Fund performed competitively against the performance universe for the three-year period, though it underperformed the performance universe for the one- and five-year periods. The Board also considered, however, that gross of fees the Fund generally performed in line with its benchmark index. The Board noted JNAM's assertion that the Fund's benchmark is a more meaningful source of comparative information than the performance universe given certain aspects of how the performance universe is determined. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreements.

     JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND. The Board considered that the Fund outperformed the performance universe and benchmark for the five-year period, though it underperformed the median and the benchmark for the one- and three-year periods. The Board also considered, however, that gross of fees the Fund generally performed in line with its benchmark index. The Board noted JNAM's assertion that the Fund's benchmark is a more meaningful source of comparative information than the performance universe given certain aspects of how the performance universe is determined. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreements.

     JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND. The Board considered that the Fund outperformed its benchmark for the one-, three- and five-year periods. The Board also considered that the Fund's performance was comparable to or exceeded that of its performance universe for the same periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's strong performance record.

     JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND. The Board considered that the Fund outperformed its benchmark for the one-, three- and five-year periods. The Board also considered that the Fund outperformed the performance universe for the one- and five-year periods, though it underperformed for the three-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's strong performance record.

     JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND. The Board considered that the Fund outperformed or performed competitively against the performance universe and its benchmark for the one-, three- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's competitive performance record.

     JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND. The Board considered that, while the Fund underperformed its performance universe for the one-, three- and five-year periods, the Fund's gross of fees performance for each of those periods was generally consistent with its benchmark index. The Board noted JNAM's assertion that the Fund's benchmark is a more meaningful source of comparative information than the performance universe given certain aspects of how the performance universe is determined. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreements.

     JNL/OPPENHEIMER GLOBAL GROWTH FUND. The Board considered that the Fund outperformed the performance universe and its benchmark for the one- and three-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's strong performance record.

     JNL/OPPENHEIMER GROWTH FUND. The Board considered that the Fund outperformed the performance universe and its benchmark for the one-year period, though it underperformed both for the three-year period. The Board concluded that in light of the Fund's strong recent performance record, it would be in the best interests of the Fund and its shareholders to renew the Agreements.

     JNL/PIMCO TOTAL RETURN BOND FUND. The Board considered that the Fund's performance was comparable to or exceeded that of the performance universe and its benchmark for the one-, three- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's strong performance record.

     JNL/PUTNAM EQUITY FUND. The Board considered that the Fund outperformed the performance universe and its benchmark for the one- and three-year periods and performed competitively against the performance universe and its benchmark for the five- and ten-year periods. The Board concluded that in light of the Fund's strong performance record, it would be in the best interests of the Fund and its shareholders to renew the Agreements.

     JNL/PUTNAM MIDCAP GROWTH FUND. The Board considered that the Fund's performance closely tracked that of the performance universe and its benchmark for the one-, three- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's competitive performance record.

     JNL/PUTNAM VALUE EQUITY FUND. The Board considered that the Fund's performance was equal to or exceeded that of the performance universe and its benchmark for the one-year period. The Board also considered that the Fund's performance was comparable to the performance universe and its benchmark for the three-, five- and ten-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's competitive performance record.

     JNL/S&P MANAGED CONSERVATIVE FUND. Noting that the Fund commenced operations in October 2004, the Board considered that the Fund outperformed its benchmark for the one-year period, though it slightly underperformed the performance universe for the same period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's competitive performance record.

     JNL/S&P MANAGED MODERATE FUND. Noting that the Fund commenced operations in October 2004, the Board considered that the Fund outperformed its benchmark for the one-year period, though it underperformed the performance universe for the same PERIOD. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's competitive performance record.

     JNL/S&P MANAGED MODERATE GROWTH FUND. The Board considered that the Fund outperformed or performed competitively against the performance universe and its benchmark for the one-, three- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's competitive performance record.

     JNL/S&P MANAGED GROWTH FUND. The Board considered that the Fund outperformed or performed competitively against the performance universe and its benchmark for the one-, three- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's strong performance record.

     JNL/S&P MANAGED AGGRESSIVE GROWTH FUND. The Board considered that the Fund outperformed or performed competitively against the performance universe and its benchmark for the one-, three- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's strong performance record.

     JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND. The Board considered that the Fund outperformed its benchmark for the one-, three-, five- and ten-year periods. The Board also considered that the Fund outperformed the performance universe for the three-, five- and ten-year periods, though it underperformed for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's strong performance record.

     JNL/T. ROWE PRICE MID-CAP GROWTH FUND. The Board considered that the Fund outperformed the performance universe for the one-, three-, five- and ten-year periods. The Board also considered that the Fund's performance was comparable to or exceeded that of its benchmark for the same periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's strong performance record.

     JNL/T. ROWE PRICE VALUE FUND. The Board considered that the Fund's performance was comparable to or exceeded that of the performance universe and its benchmark for the one-, three- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's strong performance record.

     JNL/SELECT BALANCED FUND. The Board considered that the Fund's performance was comparable to or exceeded that of the performance universe and its benchmark for the one-, three-, five- and ten-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's strong performance record.

     JNL/SELECT GLOBAL GROWTH FUND. The Board considered that the Fund underperformed its performance universe and benchmark index for the one-, three- and five--year periods, though it outperformed the benchmark for the ten-year period. The Board also considered, however, that Wellington Management Company, LLP ("Wellington") became the subadviser in May 2004, so that only the one-year performance record is attributable to Wellington. With respect to that record, the Board noted that Wellington's underperformance is primarily attributable to losses incurred in connection with a single holding and that the Fund's more recent performance has been competitive against both its performance universe and its benchmark index. The Board concluded that it would be reasonable to allow Wellington more time to develop a performance record with the Fund, while continuing to closely monitor Wellington's efforts in that regard. In light of this, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

     JNL/SELECT LARGE CAP GROWTH FUND. The Board considered that the Fund outperformed its performance universe and benchmark index for the three- and ten-year periods, though it underperformed them for the one- and five-year periods. The Board also considered, however, that Wellington became the Fund's subadviser in May 2004, so that only the one-year performance record is attributable to Wellington. With respect to that record, the Board noted that the Fund's more recent performance has been competitive. The Board concluded that it would be reasonable to allow Wellington more time to develop a performance record with the Fund, while continuing to closely monitor Wellington's efforts in that regard. In light of this, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

     JNL/SELECT MONEY MARKET FUND. The Board considered that the Fund's performance closely tracked that of the performance universe and its benchmark for the one-, three-, five- and ten-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's competitive performance record.

     JNL/SELECT VALUE FUND. The Board considered that the Fund outperformed the performance universe and its benchmark for the one- and three-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's strong performance record.

     JNL/AIM REAL ESTATE FUND; JNL/LAZARD EMERGING MARKETS FUND; JNL/MELLON CAPITAL MANAGEMENT: DOW DIVIDEND FUND; DOW DIVIDEND FUND (NY); S&P 24 FUND; S&P 24 FUND (NY); JNL OPTIMIZED 5 FUND; JNL/S&P RETIREMENT: INCOME FUND; 2015 FUND; 2020 FUND; 2025 FUND. The Board did not consider comparative investment information for each of these Funds because each Fund did not have a full year of performance for the period considered by the Board.


COSTS OF SERVICES AND PROFITS REALIZED BY JNAM AND THE SUBADVISERS

     The Board reviewed the fees paid to JNAM and each Fund's subadviser. The Board also considered the profitability of JNAM resulting from its relationship with each Fund. In addition, while the Board requested profitability information for each subadviser, it recognized the difficulty of making comparisons of profitability from subadviser to subadviser because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular subadviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the subadviser's capital structure and cost of capital.

     For each Fund, the Board reviewed fee and expense information as compared to that of comparable funds managed by other advisers. Using information provided by an independent data service, the Board evaluated each Fund's advisory fees compared to the median advisory fees for other funds similar in size, character and investment strategy (the "expense group"). While the Board also considered each Fund's subadvisory fee and compared that to the median subadvisory fee of the expense group, the Board noted that each Fund's subadvisory fee is paid by JNAM (not the Fund) and, therefore, is neither a direct shareholder expense nor a direct influence on a Fund's total expense ratio.


     Further  detail   considered  by  the  Board  regarding  the  advisory  and
subadvisory of each Fund is set forth below:

     JNL/AIM LARGE CAP GROWTH FUND. The Board considered that the Fund's advisory fee is close to the median of the expense group, though the subadvisory fee is higher than the median. Noting the competitiveness of the advisory fee, the Board concluded that the advisory and subadvisory fees are reasonable in light of the services provided.

     JNL/AIM REAL ESTATE FUND. The Board considered that the Fund's advisory fee is close to the median of the expense group, though the subadvisory fee is higher than the median. Noting the competitiveness of the advisory fee, the Board concluded that the advisory and subadvisory fees are fair and reasonable in light of the services provided.

     JNL/AIM SMALL CAP GROWTH FUND. The Board considered that the Fund's advisory and subadvisory fees are higher than the expense group median. The Board considered, however, JNAM's explanation that small cap products are more expensive to manage for a number of reasons, including the need to trade small cap securities with greater care than large cap securities. JNAM also explained that reputable small cap subadvisers are faced with capacity constraints, which leads to greater demand than supply and the ability of small cap managers to command higher advisory fees. The Board also noted that the Fund's total expense ratio was competitive with that of the expense group median. The Board concluded that the advisory and subadvisory fees are fair and reasonable in light of the services provided.

     JNL/EAGLE CORE EQUITY FUND. The Board considered that the Fund's advisory and subadvisory fees are higher than the expense group median. The Board also noted, however, that the Fund's total expense ratio, which is only 5 basis points above that of the expense group average, is competitive. The Board concluded that the advisory and subadvisory fees are fair and reasonable in light of the services provided.

     JNL/EAGLE SMALLCAP EQUITY FUND. The Board considered that the Fund's advisory and subadvisory fees are higher than the expense group median. The Board also noted, however, that the Fund's total expense ratio, which is only 4 basis points above that of the expense group average, is competitive. The Board concluded that the advisory and subadvisory fees are fair and reasonable in light of the services provided.

     JNL/FMR BALANCED FUND. The Board considered that the Fund's advisory and subadvisory fees are higher than the median of the expense group. The Board noted, however, that the Fund's total expense ratio is competitive compared to that of the expense group. The Board concluded that the advisory and subadvisory fees are fair and reasonable in light of the services provided.

     JNL/ALGER GROWTH FUND; JNL/JPMORGAN INTERNATIONAL VALUE FUND; JNL/LAZARD MID CAP VALUE FUND; JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND; JNL/PIMCO TOTAL RETURN BOND FUND; JNL/PUTNAM: EQUITY FUND; MIDCAP GROWTH FUND; VALUE EQUITY FUND. The Board considered that each Fund's advisory and subadvisory fees are close to though slightly higher than the expense group median. The Board concluded that each Fund's advisory and subadvisory fees are fair and reasonable in light of the services provided.

     JNL/LAZARD EMERGING MARKETS FUND. The Board considered that the Fund's advisory fee is below the expense group median, though the subadvisory fee is higher than the median. The Board noted, however, that the Fund's total expense ratio is 17 basis points lower than the expense group median. Noting the competitiveness of the advisory fee and the total expense ratio, the Board concluded that the advisory and subadvisory fees are reasonable in light of the services provided

     JNL/JPMORGAN INTERNATIONAL EQUITY FUND. The Board considered that the Fund's advisory fee is lower than the expense group median. The Board did not have expense group median information for the subadvisory fee due to a mid-year subadvisory fee reduction, though the Board did consider that the subadvisory fee is higher than the expense group average. Noting that the Fund's total expenses are lower than those of the expense group median, the Board concluded that the advisory and subadvisory fees are reasonable in light of the services provided.

     JNL/LAZARD SMALL CAP VALUE FUND. The Board considered that, while the Fund's subadvisory fee is higher than the expense group median, the Fund's advisory fee is only slightly higher the median and only 1 basis point above the average of the expense group. The Board concluded that the advisory and subadvisory fees are fair and reasonable in light of the services provided.

     JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND. The Board considered that the Fund's advisory and subadvisory fees are higher than the expense group median, though the advisory fee is 6 basis points above the expense group average and the subadvisory fee is only 1 basis point above the average. The Board concluded that the advisory and subadvisory fees are fair and reasonable in light of the services provided.

     JNL/MELLON CAPITAL MANAGEMENT: S&P 400 MIDCAP INDEX FUND; SMALL CAP INDEX FUND; INTERNATIONAL INDEX FUND; BOND INDEX FUND; DOW 10 FUND; DOW 10 FUND NY; S&P 10 FUND; S&P 10 FUND (NY); GLOBAL 15 FUND; GLOBAL 15 FUND (NY); NASDAQ 15 FUND; NASDAQ 15 FUND NY; DOW DIVIDEND FUND; DOW DIVIDEND FUND (NY); 25 FUND; SELECT SMALL-CAP FUND; JNL 5 FUND; VIP FUND; COMMUNICATIONS SECTOR FUND; CONSUMER BRANDS SECTOR FUND; FINANCIAL SECTOR FUND; HEALTHCARE SECTOR FUND; OIL & GAS SECTOR FUND; TECHNOLOGY SECTOR FUND; JNL/S&P MANAGED: CONSERVATIVE FUND; MODERATE FUND; MODERATE GROWTH FUND; GROWTH FUND; AGGRESSIVE GROWTH FUND. The Board considered that each Fund's advisory and subadvisory fees are significantly lower than the expense group median. The Board concluded that each Fund's advisory and subadvisory fees are reasonable in light of the services provided.

     JNL/FMR MID-CAP EQUITY FUND; JNL/MELLON CAPITAL MANAGEMENT: VALUE LINE 25 FUND; VALUE LINE 25 FUND (NY); S&P 24 FUND; S&P 24 FUND (NY); JNL OPTIMIZED 5 FUND; JNL/OPPENHEIMER GLOBAL GROWTH FUND; JNL/SELECT MONEY MARKET FUND; JNL/SELECT VALUE FUND. The Board considered that each Fund's advisory and subadvisory fees are lower than the expense group median. The Board concluded that each Fund's advisory and subadvisory fees are reasonable in light of the services provided.

     JNL/OPPENHEIMER GROWTH FUND. The Board considered that the Fund's advisory fee is equal to the expense group median and the subadvisory fee is close to, though slightly higher than, the expense group median. The Board concluded that the advisory and subadvisory fees are fair and reasonable in light of the services provided.

     JNL/S&P RETIREMENT: INCOME FUND; 2015 FUND; 2020 FUND; 2025 FUND. The Board considered that each Fund's advisory fee is slightly lower than the expense group median and each Fund's subadvisory fee is slightly higher than the expense group median. The Board also considered that each Fund's total expense ratio is 14 basis points below the expense group median. The Board concluded that each Fund's advisory and subadvisory fees are fair and reasonable in light of the services provided.

     JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND. The Board considered that the Fund's advisory and subadvisory fees are equal to or lower than those of the expense group median. The Board concluded that the advisory and subadvisory fees are fair and reasonable in light of the services provided.

     JNL/T. ROWE PRICE: MID-CAP GROWTH FUND AND VALUE FUND. The Board considered that the Fund's advisory and subadvisory fees are close to the expense group median. The Board concluded that the advisory and subadvisory fees are fair and reasonable in light of the services provided.

     JNL/SELECT BALANCED FUND. The Board considered that the Fund's advisory fee is slightly higher than that of the expense group median and the subadvisory fee is equal to that of the expense group median. The Board concluded that the advisory and subadvisory fees are fair and reasonable in light of the services provided.

     JNL/SELECT GLOBAL GROWTH FUND AND JNL/SELECT LARGE CAP GROWTH FUND. The Board considered that each Fund's advisory fee is slightly below the expense group median, though the subadvisory fee is above the median. The Board concluded that each Fund's advisory and subadvisory fees are fair and reasonable in light of the services provided.

ECONOMIES OF SCALE IN PROVIDING INVESTMENT ADVISORY SERVICES

     The Board considered whether each Fund's investment advisory fee reflects the potential for economies of scale for the benefit of Fund shareholders. Based on information provided by JNAM, the Board noted that each Fund, with the exception of the JNL/PIMCO Total Return Bond Fund, contains breakpoints that decrease the fee rate as assets increase. In light of this, the Board concluded that it would be fair and reasonable and in the best interests of each Fund and its shareholders to renew the Agreement.

OTHER BENEFITS TO JNAM AND THE SUBADVISERS

     In evaluating the benefits that accrue to JNAM through its relationship with the Funds, the Board noted that JNAM and certain of its affiliates serve the Funds in various capacities, including as adviser, administrator, transfer agent and distributor, and receive compensation from the Funds in connection with providing services to the Funds. The Board considered that each service provided to the Funds by JNAM or one of its affiliates is pursuant to a written agreement, which the Board evaluates periodically as required by law. The Board also noted that certain subadvisers pay for portions of meetings organized by the Funds' distributor to educate wholesalers about the Fund(s) that each of those subadvisers manages. The Board considered JNAM's assertion that those meetings do not yield a profit to the Funds' distributor, that subadvisers are not required to participate in the meetings and that recommendations to hire or fire subadvisers are not influenced by a subadviser's willingness to participate in the meetings.

     In evaluating the benefits that accrue to the subadvisers through their relationship with the Fund(s), the Board noted that each subadviser may develop additional investment advisory business with JNAM, the Funds or other clients of the subadviser as a result of its relationship with the Fund(s). Further the Board considered that in the case of Mellon Capital Management Corp. ("Mellon"), affiliates serves as the custodian and the securities lending agent for the Funds. The Board considered that each service provided to the Funds by the Mellon affiliates is pursuant to a written agreement, which the Board evaluates periodically as required by law.

     The Board also considered each subadviser's use of the Funds' portfolio brokerage transactions to obtain research. The Board was assisted by an unaffiliated monitoring firm in this endeavor. The Board concluded, based on its own review and on representations of JNAM, the subadvisers, and the CCO, that the subadvisers' use of "soft" commission dollars was consistent with regulatory requirements.

     After full consideration of these and other factors, the Board concluded that approval of the renewal of the Agreement and the Subadvisory Agreements was fair and reasonable and in the best interests of each Fund and its shareholders.

Item 2. Code of Ethics.

Not applicable to the semi-annual filing.


Item 3. Audit Committee Financial Expert.

Not applicable to the semi-annual filing.


Item 4. Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.


Item 5.  Audit Committee of Listed Registrants.

Not applicable as this is not a listed issuer as defined in Rule 10A-3 under the Exchange Act.


Item 6. Schedule of Investments

Included as a Part of the Report to Shareholders filed under Item 1.


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable as this is an Open-End Management Investment Company.


Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable as this is an Open-End Management Investment Company.


Item 9. Purchases of Equity Securties by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable as this is an Open-End Management Investment Company.


Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes have been made.


Item 11. Controls and Procedures.

     (a) In order to ensure that the information that we must disclose in our filings with the Securities and Exchange Commission is recorded, processed, summarized and reported on a timely basis, we have adopted disclosure controls and procedures. Our President and Chief Executive Officer, Robert A. Fritts, and our Chief Financial Officer, Mark D. Nerud, have reviewed and evaluated our disclosure controls and procedures as of August 22, 2005, and have concluded that our disclosure controls and procedures are effective.

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's first and second fiscal quarters of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 12. Exhibits

        a. (1)  Not applicable to the semi-annual filing.
           (2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, are attached hereto.
           (3)  Not Applicable.

        b. (1)The certification required by Rule 30a-2(b) fo the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002, is attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Lansing and State of Michigan, on the 1st day of September, 2006.

JNL Variable Fund LLC
(Registrant)

By:   /s/ Robert A. Fritts
      ----------------------------
      Robert A. Fritts, President



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Signature                            Title                         Date

/s/ Robert A. Fritts              President                  September 1, 2006
---------------------------
Robert A. Fritts


/s/ Mark D. Nerud                 Chief Financial Officer    September 1, 2006
---------------------------
Mark D. Nerud

                                  EXHIBIT LIST

Exhibit 12(a)(2) Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

                        Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.

Exhibit 12(b)(1)        Certification required by Rule 30a-2(b) under the Act.